SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

            Pre-Effective Amendment No. __                              |_|


            Post-Effective Amendment No.  31                            |X|
                                          --


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|


            Amendment No.  33                                           |X|
                           --


                         SELIGMAN MUNICIPAL SERIES TRUST
               (Exact name of registrant as specified in charter)

                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450

                            THOMAS G. ROSE, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

 It is proposed that this filing will become effective (check appropriate box):

|_| immediately upon filing pursuant to paragraph (b) |_| on (date) pursuant to paragraph (a)(1)


|X| on January 31, 2000 pursuant to paragraph (b)     |_| 75 days after filing
    pursuant to paragraph (a)(2)


|_| 60 days after filing pursuant to paragraph (a)(1) |_| on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                S E L I G M A N
                                ---------------
                                MUNICIPAL FUNDS


                                         Seligman Municipal Fund
                                                    Series, Inc.

                                               Seligman Municipal
                                                     Series Trust

                                              Seligman New Jersey
                                             Municipal Fund, Inc.

                                            Seligman Pennsylvania
                                            Municipal Fund Series









The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.

 MUNI-1 2/2000

                                     [GRAPHIC]

                                   PROSPECTUS

                                FEBRUARY 1, 2000

                                  ------------

                                    Seeking

                                     Income

                                  Exempt From

                                    Regular

                                   Income Tax


                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents
The Funds
A discussion of the investment strategies, risks, performance and expenses of the Funds.
  Overview of the Funds 1
  National Fund 4
  California High-Yield Fund 6
  California Quality Fund 8
  Colorado Fund 10
  Florida Fund 12
  Georgia Fund 14
  Louisiana Fund 16
  Maryland Fund 18
  Massachusetts Fund 20
  Michigan Fund 22
  Minnesota Fund 24
  Missouri Fund 26
  New Jersey Fund 28
  New York Fund 30
  North Carolina Fund 32
  Ohio Fund 34
  Oregon Fund 36
  Pennsylvania Fund 38
  South Carolina Fund 40
  Management of the Funds 42
  Year 2000 42

Shareholder Information
  Deciding Which Class of Shares
    to Buy 43
  Pricing of Fund Shares 45
  Opening Your Account 45
  How to Buy Additional Shares 46
  How to Exchange Shares Among
    the Seligman Mutual Funds 46
  How to Sell Shares 47
  Important Policies That May Affect
  Your Account 48
  Dividends and Capital Gain
  Distributions 49
  Taxes 49
Financial Highlights 50
How to Contact Us 60
For More Information back cover

TIMES CHANGE ... VALUES ENDURE

The Funds

Overview of the Funds

This Prospectus contains information about four separate funds, which together offer 19 investment options:

Seligman Municipal Fund Series offers the following 13 series:

National Fund               Massachusetts Fund            New York Fund
Colorado Fund               Michigan Fund                 Ohio Fund
Georgia Fund                Minnesota Fund                Oregon Fund
Louisiana Fund              Missouri Fund                 South Carolina Fund
Maryland Fund

Seligman Municipal Series Trust offers the following four series:

California High-Yield Fund                                 Florida Fund
California Quality Fund                                    North Carolina Fund

Seligman New Jersey Municipal Fund, Inc. (New Jersey Fund)

Seligman Pennsylvania Municipal Fund Series (Pennsylvania Fund)

INVESTMENT OBJECTIVES

Each Fund has its own investment objective(s). You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Seligman Municipal Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no assurance that the Funds will meet their objective(s).

PRINCIPAL INVESTMENT STRATEGIES

Each Fund also has its own investment strategies and risks.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state.
                       Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax.



 Alternative
 Minimum               Municipal securities are issued by state and local
 Tax (AMT):            governments, their agencies and authorities, as well as
 A tax imposed on      territories and possessions of the United States, and
 certain types of      the District of Columbia. Municipal bonds are issued to
 income to ensure      obtain funds to finance various public or private
 that all              projects, to meet general expenses, and to refinance
 taxpayers pay at      outstanding debt.
 least a minimum
 amount of taxes.

                       The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.
Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent that Fund from achieving its objective(s).

PRINCIPAL RISKS

Below is a description of investment risks that apply to the Funds. More specific risks that apply to individual Funds are included in the individual Fund descriptions in the pages that follow.

The value of your investment in a Fund will fluctuate with fluctuations in the value of the Fund's investment portfolio. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the credit worthiness of a Fund's portfolio holdings, as described below:

  Interest rate risk. Changes in market interest rates will affect the value of a Fund's investment portfolio. In general, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the municipal securities held in its portfolio. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, the Fund's net asset value per share should rise.

  Additionally, longer maturity bonds, like those held by the Funds, are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

  Declining interest rates increase the risk that portfolio holdings that contain call features could be redeemed by the issuer. Proceeds of called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

  Credit risk. A municipal bond issue could deteriorate in quality to the extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make interest and principal payments. Further, revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

  The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund's portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

  Concentration risk. Each Fund (except the National Fund) invests in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

  Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund's portfolio do not perform as expected, that Fund's net asset value may decline.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in that Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary among each Fund's Classes of shares due to their different fees and expenses.

FEES AND EXPENSES

The fees and expenses table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.

                   Discussions of each Fund begin on page 4.

National Fund

INVESTMENT OBJECTIVE
The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The National Fund uses the following investment strategies to pursue its investment objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In respect of the National Fund's risks, please refer to the "Principal Risks" section on page 2 of this Prospectus.

National Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -9.76% 5.47%  5.50%       --        --
  Class C            n/a   n/a    n/a     -7.61%       --
  Class D          -6.90  5.56    n/a        --      2.46%
  Lehman Brothers
  Municipal Bond
  Index            -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.

                          Class A Annual Total Returns
                                 Calendar Years

                                  [GRAPH]
                              90          5.82%
                              91         11.47%
                              92          7.88%
                              93         14.10%
                              94         -9.95%
                              95         20.10%
                              96          3.33%
                              97         10.38%
                              98          5.67%
                              99         -5.26%

Best calendar quarter return: 8.25% - quarter ended 3/31/95.

Worst calendar quarter return: -8.20% - quarter ended 3/31/94.

FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating
 Expenses for Fiscal 1999
 ------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .10%       1.00%   1.00%
 Other Expenses....................................    .23%        .23%    .23%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .83%       1.73%   1.73%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $556   $727   $  914   $1,452
Class C    374    639    1,029    2,121
Class D    276    545      939    2,041
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $556   $727   $  914   $1,452
Class C    274    639    1,029    2,121
Class D    176    545      939    2,041

California High-Yield Fund

INVESTMENT OBJECTIVE
The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California High-Yield Fund uses the following investment strategies to pursue its investment objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment-grade or securities that are not rated.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment-grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the California High-Yield Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.

California High-Yield Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

                                  [GRAPH]
                              90          6.00
                              91         10.48
                              92          9.53
                              93          9.91
                              94         -2.79
                              95         14.55
                              96          5.52
                              97          8.72
                              98          6.18
                              99         -5.26

Best calendar quarter return: 6.48% - quarter ended 3/31/95.

Worst calendar quarter return: -2.34% - quarter ended 12/31/99.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -9.70% 4.73%  5.60%       --        --
  Class C            n/a   n/a    n/a     -8.28%       --
  Class D          -7.15  4.74    n/a        --      3.18%
  Lehman Brothers
  Municipal Bond
  Index             2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.

FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating
 Expenses for Fiscal 1999
 ------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .10%       1.00%   1.00%
 Other Expenses....................................    .23%        .24%    .24%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .83%       1.74%   1.74%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $557   $730   $  919   $1,463
Class C    375    643    1,034    2,131
Class D    277    548      944    2,052
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $557   $730   $  919   $1,463
Class C    275    643    1,034    2,131
Class D    177    548      944    2,052

California Quality Fund

INVESTMENT OBJECTIVE
The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California Quality Fund uses the following investment strategies to pursue its investment objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's (Aaa, Aa, or A) or S&P (AAA, AA, or A) on the date of purchase.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the California Quality Fund is subject to the following risk:

 . Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.

California Quality Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                          Class A Annual Total Returns
                                 Calendar Years

                                  [GRAPH]
                              90          6.57
                              91         11.22
                              92          8.49
                              93         12.61
                              94         -8.30
                              95         19.79
                              96          3.91
                              97          8.80
                              98          6.26
                              99         -6.10

Best calendar quarter return: 8.97% - quarter ended 3/31/95.

Worst calendar quarter return: -6.63% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                          CLASS C    CLASS D
                                           SINCE      SINCE
                    ONE    FIVE    TEN   INCEPTION  INCEPTION
                    YEAR   YEARS  YEARS   5/27/99    2/1/94
                   ------  -----  -----  ---------  ---------
  Class A          -10.62% 5.19%  5.51%       --        --
  Class C             n/a   n/a    n/a     -8.26%       --
  Class D           -7.87  5.21    n/a        --      2.49%
  Lehman Brothers
  Municipal Bond
  Index             -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.

FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load) ......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............   none (/1/)     1%      1%
 Annual Fund Operating
 Expenses for Fiscal 1999
 ------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .10%       1.00%   1.00%
 Other Expenses....................................    .22%        .22%    .22%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .82%       1.72%   1.72%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $555   $724   $  908   $1,440
Class C    373    636    1,024    2,110
Class D    275    542      933    2,030
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $555   $724   $  908   $1,440
Class C    273    636    1,024    2,110
Class D    175    542      933    2,030

Colorado Fund

INVESTMENT OBJECTIVES
The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Colorado Fund uses the following investment strategies to pursue its investment objectives:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Colorado Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Colorado issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 .  The State is sensitive to national and international business cycles.
   Changing demographics, resulting in possible labor shortages and an increase in the cost of living and doing business in Colorado, could negatively affect its economy. Turmoil in the world economy, especially in recent years in Asia, has the potential to dramatically affect Colorado's economy.

Colorado Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                          Class A Annual Total Returns
                                 Calendar Years


                                   [GRAPH]
                              90          5.05
                              91          9.40
                              92          7.67
                              93         11.11
                              94         -5.13
                              95         13.96
                              96          3.39
                              97          7.52
                              98          5.80
                              99         -5.26

Best calendar quarter return: 6.34% - quarter ended 3/31/95.

Worst calendar quarter return: -4.87% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -9.79% 3.89%  4.66%       --        --
  Class C            n/a   n/a    n/a     -8.14%       --
  Class D          -6.89  3.92    n/a        --      2.01%
  Lehman Brothers
  Municipal Bond
  Index            -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales
 charges, and does not reflect state-
 specific bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94


FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating Expenses for Fiscal 1999
 ----------------------------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .10%       1.00%   1.00%
 Other Expenses....................................    .27%        .27%    .27%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .87%       1.77%   1.77%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $560   $739   $  934   $1,497
Class C    378    652    1,050    2,163
Class D    280    557      959    2,084
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $560   $739   $  934   $1,497
Class C    278    652    1,050    2,163
Class D    180    557      959    2,084

Florida Fund

INVESTMENT OBJECTIVE
The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Florida Fund uses the following investment strategies to pursue its investment objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Florida Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Florida issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics factors, natural disasters, and the possibility of credit problems.

 . The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State's ability to pay principal and interest in a timely manner.

 . Florida's economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to the trends in the tourism and construction industries.

Florida Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years


                                  [GRAPH]
                              90          6.46
                              91         10.62
                              92          9.07
                              93         13.52
                              94         -5.52
                              95         16.67
                              96          2.76
                              97          9.33
                              98          5.67
                              99         -4.89

Best calendar quarter return: 7.00% - quarter ended 3/31/95.

Worst calendar quarter return: -5.99% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -9.35% 4.67%  5.64%       --        --
  Class C            n/a   n/a    n/a     -7.51%       --
  Class D          -6.38  4.90    n/a        --      2.81%
  Lehman Brothers
  Municipal Bond
  Index            -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.


FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating Expenses for Fiscal 1999
 ----------------------------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .25%       1.00%   1.00%
 Other Expenses....................................    .28%        .28%    .28%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............   1.03%       1.78%   1.78%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $575   $787   $1,017   $1,675
Class C    379    655    1,055    2,174
Class D    281    560      964    2,095
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $575   $787   $1,017   $1,675
Class C    279    655    1,055    2,174
Class D    181    560      964    2,095

Georgia Fund

INVESTMENT OBJECTIVES
The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Georgia Fund uses the following investment strategies to pursue its investment objectives:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Georgia Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Georgia issuers, its performance may be affected by local, state, and regional factors. These may include state or local policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . Georgia's economy will be affected by trends in the services, wholesale and retail trade, manufacturing, and transportation industries, as these industries, along with government, comprise the largest sources of employment within the State.

Georgia Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                          Class A Annual Total Returns
                                 Calendar Years


                                  [GRAPH]
                              90          7.01
                              91         10.97
                              92          9.00
                              93         12.21
                              94         -7.64
                              95         19.16
                              96          3.86
                              97          9.02
                              98          5.94
                              99         -5.04

Best calendar quarter return: 7.71% - quarter ended 3/31/95.

Worst calendar quarter return: -6.83% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -9.53% 5.26%  5.66%       --        --
  Class C            n/a   n/a    n/a     -7.80%       --
  Class D          -6.76  5.36    n/a        --      2.81%
  Lehman Brothers
  Municipal Bond
  Index            -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.


FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating Expenses for Fiscal 1999
 ----------------------------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .10%       1.00%   1.00%
 Other Expenses....................................    .27%        .27%    .27%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .87%       1.77%   1.77%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $560   $739   $  934   $1,497
Class C    378    652    1,050    2,163
Class D    280    557      959    2,084
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $560   $739   $  934   $1,497
Class C    278    652    1,050    2,163
Class D    180    557      959    2,084

Louisiana Fund

INVESTMENT OBJECTIVES
The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Louisiana Fund uses the following investment strategies to pursue its investment objectives:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Louisiana Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Louisiana issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . Louisiana's economy is affected by trends in the oil and gas, tourism, and gaming industries within the State.

Louisiana Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                              Class A Annual Total
                             Returns Calendar Years


                                  [GRAPH]
                              90          6.86
                              91         11.38
                              92          7.83
                              93         11.45
                              94         -5.89
                              95         17.10
                              96          3.49
                              97          8.45
                              98          5.93
                              99         -4.62

Best calendar quarter return: 6.57% - quarter ended 3/31/95.

Worst calendar quarter return: -5.38% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -9.20% 4.81%  5.46%       --        --
  Class C            n/a   n/a    n/a     -7.18%       --
  Class D          -6.27  4.89    n/a        --      2.70%
  Lehman Brothers
  Municipal Bond
  Index            -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.


FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating
 Expenses for Fiscal 1999
 ------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .10%       1.00%   1.00%
 Other Expenses....................................    .24%        .24%    .24%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .84%       1.74%   1.74%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $557   $730   $  919   $1,463
Class C    375    643    1,034    2,131
Class D    277    548      944    2,052
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $557   $730   $  919   $1,463
Class C    275    643    1,034    2,131
Class D    177    548      944    2,052

Maryland Fund

INVESTMENT OBJECTIVES
The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Maryland Fund uses the following investment strategies to pursue its investment objectives:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Maryland Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Maryland issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . Because the Fund favors investing in revenue bonds, including revenue bonds issued on behalf of health-care providers, its performance may also be affected by economic developments impacting a specific facility or type of facility.

 . The performance of general obligation bonds of the State of Maryland may be affected by efforts to limit or reduce state or local taxes.

Maryland Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                          Class A Annual Total Returns
                                 Calendar Years


                                  [GRAPH]
                              90          6.15
                              91         10.47
                              92          8.24
                              93         11.93
                              94         -5.48
                              95         16.84
                              96          3.66
                              97          8.09
                              98          5.85
                              99         -3.34

Best calendar quarter return: 6.96% - quarter ended 3/31/95.

Worst calendar quarter return: -5.29% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -7.97% 4.99%  5.53%       --        --
  Class C            n/a   n/a    n/a     -6.26%       --
  Class D          -4.79  5.11    n/a        --      2.97%
  Lehman Brothers
  Municipal Bond
  Index            -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.


FEES AND EXPENSES

 Shareholder Fees                                   Class A     Class C Class D
 ----------------                                   -------     ------- -------
 Maximum Sales Charge (Load).....................    4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price).............................    4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)............     none(/1/)     1%      1%
 Annual Fund Operating
 Expenses for Fiscal 1999
 ------------------------
 (as a percentage of average net assets)
 Management Fees.................................     .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees...........................     .10%       1.00%   1.00%
 Other Expenses..................................     .27%        .27%    .27%
                                                     -----       -----   -----
 Total Annual Fund Operating Expenses............     .87%       1.77%   1.77%
                                                     =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $560   $739   $  934   $1,497
Class C    378    652    1,050    2,163
Class D    280    557      959    2,084
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Year  5 Year  10 Years
         ------ ------- ------- --------
Class A   $560   $739   $  934   $1,497
Class C    278    652    1,050    2,163
Class D    180    557      959    2,084

Massachusetts Fund

INVESTMENT OBJECTIVES
The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Massachusetts Fund uses the following investment strategies to pursue its investment objectives:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Massachusetts Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Massachusetts issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . Massachusetts and certain of its cities, towns, counties, and other political subdivisions have, at certain times in the past, experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default payments on, outstanding obligations issued by Massachusetts or its public authorities or municipalities.

Massachusetts Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                          Class A Annual Total Returns
                                 Calendar Years

                                  [GRAPH]
                              90          5.42
                              91         12.97
                              92          9.08
                              93         11.52
                              94         -4.43
                              95         15.20
                              96          4.14
                              97          8.68
                              98          6.55
                              99         -6.73

Best calendar quarter return: 6.16% - quarter ended 3/31/95.

Worst calendar quarter return: -4.69% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                          CLASS C    CLASS D
                                           SINCE      SINCE
                    ONE    FIVE    TEN   INCEPTION  INCEPTION
                    YEAR   YEARS  YEARS   5/27/99    2/1/94
                   ------  -----  -----  ---------  ---------
  Class A          -11.11% 4.30%  5.50%       --        --
  Class C             n/a   n/a    n/a     -9.02%       --
  Class D           -8.47  4.35    n/a        --      2.51%
  Lehman Brothers
  Municipal Bond
  Index             -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.

FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating
 Expenses for Fiscal 1999
 ------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .10%       1.00%   1.00%
 Other Expenses....................................    .23%        .23%    .23%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .83%       1.73%   1.73%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $556   $727   $  914   $1,452
Class C    374    639    1,029    2,121
Class D    276    545      939    2,041

If you did not sell your shares at the end of each period, your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $556   $727   $  914   $1,452
Class C    274    639    1,029    2,121
Class D    176    545      939    2,041

Michigan Fund

INVESTMENT OBJECTIVES
The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Michigan Fund uses the following investment strategies to pursue its investment objectives:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Michigan Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Michigan issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism, and agriculture. The cyclical nature of these industries may adversely affect the revenue stream of the State and its political subdivisions because it may adversely impact tax sources, particularly sales taxes, income taxes and single business taxes.

Michigan Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                          Class A Annual Total Returns
                                 Calendar Years

                                     [GRAPH]
                              90          5.85
                              91         12.01
                              92          9.31
                              93         11.48
                              94         -4.84
                              95         15.78
                              96          3.74
                              97          8.73
                              98          6.12
                              99         -3.80

Best calendar quarter return: 6.57% - quarter ended 3/31/95.

Worst calendar quarter return: -4.63% - quarter ended 3/31/94.


                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -8.38% 4.89%  5.73%       --        --
  Class C            n/a   n/a    n/a     -6.50%       --
  Class D          -5.59  4.91    n/a        --      2.90%
  Lehman Brothers
  Municipal Bond
  Index            -2.06  6.42   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.

FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load) ......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating
 Expenses for Fiscal 1999
 ------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .10%       1.00%   1.00%
 Other Expenses....................................    .22%        .22%    .22%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .82%       1.72%   1.72%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $555   $724   $  908   $1,440
Class C    373    636    1,024    2,110
Class D    275    542      933    2,030

If you did not sell your shares at the end of each period, your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $555   $724   $  908   $1,440
Class C    273    636    1,024    2,110
Class D    175    542      933    2,030

Minnesota Fund

INVESTMENT OBJECTIVES
The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Minnesota Fund uses the following investment strategies to pursue its investment objectives:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities, subject to applicable requirements. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Minnesota Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Minnesota issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce.

Minnesota Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

                                  [GRAPH]
                              90          6.52
                              91          7.53
                              92          7.67
                              93         13.49
                              94         -2.54
                              95         11.41
                              96          3.39
                              97          7.02
                              98          6.43
                              99         -4.15

Best calendar quarter return: 5.00% - quarter ended 3/31/95.

Worst calendar quarter return: -3.23% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -8.69% 3.64%  5.02%       --        --
  Class C            n/a   n/a    n/a     -7.01%       --
  Class D          -5.92  3.70    n/a        --      2.33%
  Lehman Brothers
  Municipal Bond
  Index            -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.


FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating
 Expenses for Fiscal 1999
 ------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .10%       1.00%   1.00%
 Other Expenses....................................    .24%        .24%    .24%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .84%       1.74%   1.74%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold ithin 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $557   $730   $  919   $1,463
Class C    375    643    1,034    2,131
Class D    277    548      944    2,052
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $557   $730   $  919   $1,463
Class C    275    643    1,034    2,131
Class D    177    548      944    2,052

Missouri Fund

INVESTMENT OBJECTIVES
The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Missouri Fund uses the following investment strategies to pursue its investment objectives:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Missouri Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Missouri issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . The national economic recession of the early 1980s had a disproportionately adverse impact on Missouri's economy, and its unemployment levels. A return to a pattern of high unemployment could adversely affect the Missouri debt obligations acquired by the Fund.

 . Defense-related business plays an important role in Missouri's economy.
  Negative trends in this industry or relocations of major employers could have a negative impact on the economy of the State, particularly on the economy of the St. Louis metropolitan area.

Missouri Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                          Class A Annual Total Returns
                                 Calendar Years

                                  [GRAPH]
                              90          6.93%
                              91         11.37%
                              92          7.25%
                              93         11.40%
                              94         -6.32%
                              95         16.95%
                              96          3.71%
                              97          8.08%
                              98          5.77%
                              99         -5.59%

Best calendar quarter return: 7.31% - quarter ended 3/31/95.

Worst calendar quarter return: -6.11% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                          CLASS C    CLASS D
                                           SINCE      SINCE
                    ONE    FIVE    TEN   INCEPTION  INCEPTION
                    YEAR   YEARS  YEARS   5/27/99    2/1/94
                   ------  -----  -----  ---------  ---------
  Class A          -10.08% 4.50%  5.21%       --        --
  Class C             n/a   n/a    n/a     -8.10%       --
  Class D           -7.35  4.55    n/a        --      2.32%
  Lehman Brothers
  Municipal Bond
  Index             -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.

FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating Expenses for Fiscal 1999
 ----------------------------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .10%       1.00%   1.00%
 Other Expenses....................................    .27%        .27%    .27%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .87%       1.77%   1.77%
                                                      =====       =====   =====
(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $560   $739   $  934   $1,497
Class C    378    652    1,050    2,163
Class D    280    557      959    2,084

If you did not sell your shares at the end of each period, your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $560   $739   $  934   $1,497
Class C    278    652    1,050    2,163
Class D    180    557      959    2,084

New Jersey Fund

INVESTMENT OBJECTIVE
The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New Jersey Fund uses the following investment strategies to pursue its investment objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the New Jersey Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of New Jersey issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's economy will be affected by trends in these sectors.

New Jersey Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

                                  [GRAPH]
                              90          6.78%
                              91         11.04%
                              92          8.99%
                              93         12.37%
                              94         -6.15%
                              95         15.57%
                              96          3.40%
                              97          8.93%
                              98          6.00%
                              99         -5.58%

Best calendar quarter return: 6.78% - quarter ended 3/31/95.

Worst calendar quarter return: -5.63% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                          CLASS C    CLASS D
                                           SINCE      SINCE
                    ONE    FIVE    TEN   INCEPTION  INCEPTION
                    YEAR   YEARS  YEARS   5/27/99    2/1/94
                   ------  -----  -----  ---------  ---------
  Class A          -10.07% 4.42%  5.40%       --        --
  Class C             n/a   n/a    n/a     -8.19%       --
  Class D           -7.08  4.64    n/a        --      2.62%
  Lehman Brothers
  Municipal Bond
  Index             -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.


FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating Expenses for Fiscal 1999
 ----------------------------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .25%       1.00%   1.00%
 Other Expenses....................................    .32%        .32%    .32%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............   1.07%       1.82%   1.82%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $579   $799   $1,037   $1,719
Class C    383    667    1,075    2,216
Class D    285    573      985    2,137
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $579   $799   $1,037   $1,719
Class C    283    667    1,075    2,216
Class D    185    573      985    2,137

New York Fund

INVESTMENT OBJECTIVES
The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New York Fund uses the following investment strategies to pursue its investment objectives:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the New York Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of New York issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . New York City and certain localities outside New York City have experienced financial problems in the past. Recurrence of these problems may affect the fiscal health of the State.

New York Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

                                  [GRAPH]
                              90         4.18%
                              91         13.53%
                              92         9.31%
                              93         13.26%
                              94         -7.93%
                              95         19.31%
                              96         3.83%
                              97         10.04%
                              98         6.86%
                              99         -5.64%

Best calendar quarter return: 8.13% - quarter ended 3/31/95.

Worst calendar quarter return: -6.61% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                          CLASS C    CLASS D
                                           SINCE      SINCE
                    ONE    FIVE    TEN   INCEPTION  INCEPTION
                    YEAR   YEARS  YEARS   5/27/99    2/1/94
                   ------  -----  -----  ---------  ---------
  Class A          -10.08% 5.54%  5.84%       --        --
  Class C             n/a   n/a    n/a     -8.10%       --
  Class D           -7.50  5.57    n/a        --      2.88%
  Lehman Brothers
  Municipal Bond
  Index             -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.


FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating
 Expenses for Fiscal 1999
 ------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .10%       1.00%   1.00%
 Other Expenses....................................    .21%        .21%    .21%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .81%       1.71%   1.71%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $554   $721    $ 903   $1,429
Class C    372    633    1,019    2,099
Class D    274    539      928    2,019
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $554   $721    $ 903   $1,429
Class C    272    633    1,019    2,099
Class D    174    539      928    2,019

North Carolina Fund

INVESTMENT OBJECTIVE
The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The North Carolina Fund uses the following investment strategies to pursue its investment objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment- grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the North Carolina Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of North Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . North Carolina's total expenditures for each fiscal period covered by the budget must not exceed total receipts during the period and the surplus in the State Treasury at the beginning of the period. During the State's 1990-1991 fiscal year, it began facing a substantial budget shortfall resulting from the failure of revenues received by the State to meet projected levels. While the State was successful in dealing with this matter, pressure on state revenues may be ongoing.

North Carolina Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

                          Class A Annual Total Returns
                                 Calendar Years

                                 [GRAPH]
                              90          2.80%
                              91         10.63%
                              92          8.15%
                              93         12.98%
                              94         -7.35%
                              95         19.56%
                              96          2.71%
                              97          8.75%
                              98          5.81%
                              99         -5.02%

Best calendar quarter return: 8.72% - quarter ended 3/31/95.

Worst calendar quarter return: -6.73% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                  CLASS A    CLASS C    CLASS D
                                   SINCE      SINCE      SINCE
                    ONE   FIVE   INCEPTION  INCEPTION  INCEPTION
                   YEAR   YEARS   8/27/90    5/27/99    2/1/94
                   -----  -----  ---------  ---------  ---------
  Class A          -9.48% 5.05%    5.47%         --        --
  Class C            n/a   n/a      n/a       -7.41%       --
  Class D          -6.62  5.29      n/a          --      2.75%
  Lehman Brothers
   Municipal Bond
    Index          -2.06  6.92     7.09(1)    -2.59(2)   4.67(3)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 8/31/90.

 (2) From 5/31/99.

 (3) From 1/31/94.

FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating
 Expenses for Fiscal 1999
 ------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees.............................    .25%       1.00%   1.00%
 Other Expenses....................................    .31%        .31%    .31%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............   1.06%       1.81%   1.81%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $578   $796   $1,032   $1,708
Class C    382    664    1,070    2,205
Class D    284    569      980    2,127
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $578   $796   $1,032   $1,708
Class C    282    664    1,070    2,205
Class D    184    569      980    2,127

Ohio Fund

INVESTMENT OBJECTIVES
The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Ohio Fund uses the following investment strategies to pursue its investment objectives:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Ohio Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Ohio issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . Ohio's economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other states and in the nation as a whole.

Ohio Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                          Class A Annual Total Returns
                                 Calendar Years

                                 [GRAPH]
                              90          6.58%
                              91         11.31%
                              92          8.43%
                              93         11.64%
                              94         -4.91%
                              95         15.23%
                              96          3.77%
                              97          8.39%
                              98          5.89%
                              99         -4.65%

Best calendar quarter return: 6.47% - quarter ended 3/31/95.

Worst class quarter return; -4.89% - quarter ended. 3/31/94

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -9.22% 4.50%  5.47%       --        --
  Class C            n/a   n/a    n/a     -7.38%       --
  Class D          -6.37  4.60    n/a        --      2.67%
  Lehman Brothers
   Municipal Bond
   Index           -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.

FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating Expenses for Fiscal 1999
 ----------------------------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or Service (12b-1) Fees..........    .10%       1.00%   1.00%
 Other Expenses....................................    .21%        .21%    .21%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .81%       1.71%   1.71%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $554   $721   $  903   $1,429
Class C    372    633    1,019    2,099
Class D    274    539      928    2,019
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $554   $721   $  903   $1,429
Class C    272    633    1,019    2,099
Class D    174    539      928    2,019

Oregon Fund

INVESTMENT OBJECTIVES
The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Oregon Fund uses the following strategies to pursue its objectives:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Oregon Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Oregon issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . Oregon's economy continues to be affected by the technology manufacturing, forest products, and agricultural industries, which have all declined in recent years due to declining exports to Asia.

Oregon Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                          Class A Annual Total Returns
                                 Calendar Years

                                  [GRAPH]
                              90          6.50%
                              91         10.82%
                              92          7.78%
                              93         10.90%
                              94         -4.56%
                              95         14.55%
                              96          3.81%
                              97          9.05%
                              98          6.09%
                              99         -3.95%

Best calendar quarter return: 6.15% - quarter ended 3/31/95.

Worst calendar quarter return: -4.48% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -8.55% 4.71%  5.41%       --        --
  Class C            n/a   n/a    n/a     -6.97%       --
  Class D          -5.86  4.74    n/a        --      2.87%
  Lehman Brothers
  Municipal Bond
  Index            -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.

FEES AND EXPENSES

 Shareholder Fees                                    Class A     Class C Class D
 ----------------                                    -------     ------- -------
 Maximum Sales Charge (Load).......................   4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a %
  of offering price)...............................   4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current
  net asset value, whichever is less)..............    none(/1/)     1%      1%
 Annual Fund Operating Expenses for Fiscal 1999
 ----------------------------------------------
 (as a percentage of average net assets)
 Management Fees...................................    .50%        .50%    .50%
 Distribution and/or Service (12b-1) Fees..........    .10%       1.00%   1.00%
 Other Expenses....................................    .26%        .26%    .26%
                                                      -----       -----   -----
 Total Annual Fund Operating Expenses..............    .86%       1.76%   1.76%
                                                      =====       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $559   $736   $  929   $1,485
Class C    377    649    1,045    2,152
Class D    279    554      954    2,073
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $559   $736   $  929   $1,485
Class C    277    649    1,045    2,152
Class D    179    554      954    2,073

Pennsylvania Fund

INVESTMENT OBJECTIVE
The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Pennsylvania Fund uses the following investment strategies to pursue its investment objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the Pennsylvania Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of Pennsylvania issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . Pennsylvania and various of its political subdivisions, including the City of Philadelphia and the City of Scranton, have in the past, encountered financial difficulties due to slowdowns in the pace of economic activity and other factors.

Pennsylvania Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                          Class A Annual Total Returns
                                 Calendar Years

                                  [GRAPH]
                              90          5.35%
                              91         11.29%
                              92          9.32%
                              93         12.91%
                              94         -7.03%
                              95         18.01%
                              96          3.44%
                              97          8.70%
                              98          6.14%
                              99         -5.19%

Best calendar quarter return: 7.59% - quarter ended 3/31/95.

Worst calendar quarter return: -6.40% - quarter ended 3/31/94.

                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                         CLASS C    CLASS D
                                          SINCE      SINCE
                    ONE   FIVE    TEN   INCEPTION  INCEPTION
                   YEAR   YEARS  YEARS   5/27/99    2/1/94
                   -----  -----  -----  ---------  ---------
  Class A          -9.70% 4.92%  5.52%       --        --
  Class C            n/a   n/a    n/a     -7.77%       --
  Class D          -6.82  5.11    n/a        --      2.65%
  Lehman Brothers
  Municipal Bond
  Index            -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.

FEES AND EXPENSES

 Shareholder Fees                                   Class A       Class C Class D
 ----------------                                  ---------      ------- -------
 Maximum Sales Charge (Load)....................       4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a
  % of offering price)..........................       4.75%(/1/)     1%    none
 Maximum Deferred Sales
  Charge (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current net asset
  value, whichever is less).....................   none(/1/)          1%      1%
 Annual Fund Operating
 Expenses for Fiscal 1999
 ------------------------
 (as a percentage of average net assets)
 Management Fees................................        .50%        .50%    .50%
 Distribution and/or
  Service (12b-1) Fees..........................        .25%       1.00%   1.00%
 Other Expenses.................................        .46%        .46%    .46%
                                                   ---------       -----   -----
 Total Annual Fund Operating Expenses...........       1.21%       1.96%   1.96%
                                                   =========       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
-------

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $592   $841   $1,108   $1,871
Class C    397    709    1,147    2,362
Class D    299    615    1,057    2,285
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $592   $841   $1,108   $1,871
Class C    297    709    1,147    2,362
Class D    199    615    1,057    2,285

South Carolina Fund

INVESTMENT OBJECTIVES
The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The South Carolina Fund uses the following investment strategies to pursue its investment objectives:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment- grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS

In addition to the principal risks stated on page 2 of this Prospectus, the South Carolina Fund is subject to the following risks:

 . Because the Fund invests primarily in the securities of South Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

 . While South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties in recent years through June 30, 1993. These difficulties have not to date impacted the State's ability to pay its indebtedness, but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996.

South Carolina Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.
                          Class A Annual Total Returns
                                 Calendar Years

                                  [GRAPH]
                              90          6.01%
                              91         11.52%
                              92          8.39%
                              93         11.71%
                              94         -6.70%
                              95         17.65%
                              96          3.93%
                              97          8.72%
                              98          5.73%
                              99         -5.59%

Best calendar quarter return: 7.23% - quarter ended 3/31/95.

Worst calendar quarter return: -6.18% - quarter ended 3/31/94.


                          Average Annual Total Returns

                          Periods Ended 12/31/99

                                          CLASS C    CLASS D
                                           SINCE      SINCE
                    ONE    FIVE    TEN   INCEPTION  INCEPTION
                    YEAR   YEARS  YEARS   5/27/99    2/1/94
                   ------  -----  -----  ---------  ---------
  Class A          -10.07% 4.79%  5.37%       --        --
  Class C             n/a   n/a    n/a     -8.06%       --
  Class D           -7.22  4.89    n/a        --      2.55%
  Lehman Brothers
  Municipal Bond
  Index             -2.06  6.92   6.89     -2.59(1)   4.67(2)

 The Lehman Brothers Municipal Bond
 Index is an unmanaged index that does
 not reflect any fees or sales charges,
 and does not reflect state-specific
 bond market performance.

 (1) From 5/31/99.

 (2) From 1/31/94.

FEES AND EXPENSES

Shareholder Fees                                  Class A       Class C Class D
----------------                                 ---------      ------- -------
Maximum Sales Charge (Load).....................     4.75%          2%      1%
 Maximum Sales Charge (Load) on Purchases (as a
 % of offering price)...........................     4.75%(/1/)     1%    none
 Maximum Deferred Sales
 Charge (Load) (CDSC) on Redemptions (as a % of
 original purchase price or current
 net asset value, whichever is less)............ none(/1/)          1%      1%
Annual Fund Operating
Expenses for Fiscal 1999
------------------------
(as a percentage of average net assets)
Management Fees.................................      .50%        .50%    .50%
Distribution and/or
 Service (12b-1) Fees...........................      .10%       1.00%   1.00%
Other Expenses..................................      .23%        .23%    .23%
                                                 ---------       -----   -----
Total Annual Fund Operating Expenses............      .83%       1.73%   1.73%
                                                 =========       =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $556   $727   $  914   $1,452
Class C    374    639    1,029    2,121
Class D    276    545      939    2,041
If you did not sell your shares at the end of each period, your expenses would be:
         1 Year 3 Years 5 Years 10 Years
         ------ ------- ------- --------
Class A   $556   $727   $  914   $1,452
Class C    274    639    1,029    2,121
Class D    176    545      939    2,041

Management of the Funds

A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $27.4 billion in assets as of December 31, 1999. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 1999, of approximately $11.3 billion.

Each Fund pays Seligman a fee for its management services. The fee for each Fund is equal to an annual rate of .50% of the Fund's average daily net assets.

   Affiliates of Seligman:

   Seligman Advisors, Inc.:
   Each Fund's general
   distributor; responsible
   for accepting orders for
   purchases and sales of Fund
   shares.

   Seligman Services, Inc.:
   A limited purpose
   broker/dealer; acts as the
   broker/dealer of record for
   shareholder accounts that
   do not have a designated
   financial advisor.

   Seligman Data Corp. (SDC):
   Each Fund's shareholder
   service agent; provides
   shareholder account
   services to the Fund at
   cost

  Year 2000

  January 1, 2000 has come and gone. Participants in the financial services industry, including Seligman and SDC, have substantially completed programs designed to ensure that their computer systems properly process and calculate date-related information in the Year 2000 and beyond. To date, the Funds have not experienced any Year 2000-related problems, and the Funds believe that the systems on which they rely will continue to function properly, but this is not guaranteed. The Funds, like other investment companies, financial and business organizations and individuals around the world, could be adversely affected if the computer systems on which they rely (including the systems of their third-party service providers) fail to interpret data properly because of Year 2000 issues, including any impact on the issuers of securities in which the Funds invest. A Year 2000 problem yet to be identified or anticipated by those issuers, or identified but not adequately addressed, could adversely impact a Fund's performance.




  Portfolio Management

  The Funds are managed by the Seligman Municipals Team, headed by Mr. Thomas
  G. Moles. Mr. Moles, a Managing Director of Seligman, has been Vice President and Portfolio Manager of the Funds since their inception. He is also President and Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies.

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

 . The amount you plan to invest.

 . How long you intend to remain invested in the Fund, or another Seligman mutual fund.

 . If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

 . Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A
  . Initial sales charge on Fund purchases, as set forth below:

                                                     Sales Charge   Regular Dealer
                                  Sales Charge          as a %         Discount
   Amount                            as a %             of Net        as a % of
   of your Investment        of Offering Price(/1/) Amount Invested Offering Price
   ------------------        ---------------------- --------------- --------------
   Less than $ 50,000                 4.75%              4.99%           4.25%
   $50,000 - $ 99,999                 4.00               4.17            3.50
   $100,000 - $249,999                3.50               3.63            3.00
   $250,000 - $499,999                2.50               2.56            2.25
   $500,000 - $999,999                2.00               2.04            1.75
   $1,000,000 and over(/2/)           0.00               0.00            0.00

  (/1/) "Offering Price" is the amount that you actually pay for Fund shares;
        it includes the initial sales charge.
  (/2/) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

  . Annual 12b-1 fee (for shareholder services) of up to 0.25%.

  . No sales charge on reinvested dividends or capital gain distributions.

  . Certain employer-sponsored defined contribution-type plans can purchase shares with no initial sales charge.

Class C
  . Initial sales charge on Fund purchases, as set forth below:

                                                       Sales Charge   Regular Dealer
                                    Sales Charge          as a %         Discount
                                       as a %             of Net        as a % of
   Amount of your Investment   of Offering Price(/1/) Amount Invested Offering Price
   -------------------------   ---------------------- --------------- --------------
   Less than $100,000                   1.00%              1.01%           1.00%
   $100,000 - $249,999                  0.50               0.50            0.50
   $250,000 -
     $1,000,000(/2/)                    0.00               0.00            0.00

  (/1/) "Offering Price" is the amount that you actually pay for Fund shares;
        it includes the initial sales charge.
  (/2/) Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

  . A 1% CDSC on shares sold within eighteen months of purchase.

  . Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

  . No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

  .  No sales charge on reinvested dividends or capital gain distributions.

  . No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Class D*
  . No initial sales charge on purchases.

  . A 1% CDSC on shares sold within one year of purchase.

  . Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

  . No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

  * Class D shares are not available to all investors. You may purchase Class D shares only if (1) you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (oldest to youngest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell shares that you acquired by exchanging shares of a Fund, it will be assumed that you held the shares since the date you purchased the shares of that Fund.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be included in the purchase price for Class A shares. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. Your broker/dealer or financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.


                       If your buy or sell order is received by your
 NAV:                  broker/dealer or financial advisor after the close of
 Computed              regular trading on the NYSE, or is accepted by Seligman
 separately for        Advisors after the close of business, the order will be
 each Class of a       executed at the Class's NAV calculated as of the close
 Fund by dividing      of regular trading on the next NYSE trading day. When
 that Class's          you sell shares, you receive the Class's per share NAV,
 share of the          less any applicable CDSC.
 value of the net
 assets of the         The NAV of a Fund's shares is determined each day,
 Fund (i.e., its       Monday through Friday, on days that the NYSE is open
 assets less           for trading. Because of their higher 12b-1 fees, the
 liabilities) by       NAV of Class C shares and Class D shares will generally
 the total number      be lower than the NAV of Class A shares of a Fund.
 of outstanding
 shares of the
 Class.

Securities owned by a Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Board of Directors or Trustees, as applicable.

Opening Your Account

The Funds' shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy-Class D."

To make your initial investment in a Fund, contact your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

  .Regular (non-retirement) accounts: $1,000
  .For accounts opened concurrently with Invest-A-Check(R):
  $100 to open if you will be making monthly investments
  $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account request. Send your request and a check for the fee to SDC.

   If you want to be able to buy, sell, or exchange shares by telephone, you should complete an
  application when you open your account. This will prevent you from having to complete a
supplemental election form (which may require a signature guarantee) at a later date.

How to Buy Additional Shares


After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent purchases must be for $100 or more.

Shares may be purchased through your authorized broker/dealer or financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Your investment will be made in the Class you already own.

Send investment checks to:
           Seligman Data Corp.
           P.O. Box 9766
           Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use third party or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check.(R) You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of any Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, or Class C shares, you may pay an initial sales charge to buy shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of a Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name and Class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon MatrixSM. (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.

Seligman HarvesterSM. If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your income needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, and prioritizing your expenses and establishing a prudent withdrawal schedule.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy
shares of the same Class of another
Seligman mutual fund, or you may
sell shares of another Seligman
mutual fund to buy Fund shares.
Exchanges will be made at each
fund's respective NAV. You will not
pay an initial sales charge when you
exchange, unless you exchange Class
A shares or Class C shares of
Seligman Cash Management Fund to buy
shares of the same class of a Fund
or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's required minimum initial investment.

Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may sell shares to the Fund through a broker/dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the dealer or financial advisor may charge a service fee. Contact your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

As an additional measure to protect you and the Fund, SDC may confirm written redemption requests that are (1) for $25,000 or more, or (2) directed to be paid to an alternate payee or sent to an address other than the address of record, with you or your financial advisor by telephone before sending your money. This will not affect the date on which your redemption request is actually processed.

You will need to guarantee your signature(s) if the proceeds are:

  (1) $50,000 or more;

  (2) to be paid to someone other than the account owner; or

  (3) mailed to other than your address of record.


 Signature
 Guarantee:
 Protects you and the Funds
 from fraud it guarantees
 that a signature is genuine.
 A guarantee must be obtained
 from an eligible financial
 institution. Notarization by
 a notary public is not an
 acceptable guarantee.


You may need to provide additional documents to sell shares if you are:

 .a corporation;
 .an executor or administrator;
 .a trustee or custodian; or
 .in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account services to sell shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares and Class D shares and reinvest your dividends and capital gain distributions, you may annually withdraw 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You may elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, or if you own Class B shares, check redemptions may be subject to a CDSC. If you own Class D or Class C shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

Important Policies That May Affect Your Account


To protect you and other shareholders, each Fund reserves the right to:

 . Refuse an exchange request if:

   1. you have exchanged twice from the same fund in any three-month period;

   2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of a Fund's net assets; or

   3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

 . Refuse any request to buy Fund shares;

 . Reject any request received by telephone;

 . Suspend or terminate telephone services;

 . Reject a signature guarantee that SDC believes may be fraudulent;

 . Close your fund account if its value falls below $500;

 . Close your account if it does not have a certified taxpayer identification number.

Telephone Services

You and your broker/dealer or financial representative or advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

 . Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

 . Exchange shares between funds;

 . Change dividend and/or capital gain distribution options;

 . Change your address;

 . Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).

Restrictions apply to certain types of accounts:

 . Trust accounts on which the current trustee is not listed may not sell
   Fund shares by phone.

 . Corporations may not sell Fund shares by phone.

 . IRAs may only exchange Fund shares or request address changes by phone.

 . Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental elec-tion form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor representative or financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of shares. In this case, you may need to write, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

Reinstatement Privilege

If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the same Fund or any other Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Dividends and Capital Gain Distributions

Each Fund generally declares any dividends from net investment income daily and pays dividends on the 17th of each month. If the 17th day of a month falls on a weekend or on a NYSE holiday, the dividend will be distributed on the previous business day. The Funds distribute net capital gains realized on investments annually. It is expected that the Funds' distributions will be primarily income dividends.


                       You may elect to:


                       (1) reinvest both dividends and capital gain
 Dividend:                 distributions;

                       (2) receive dividends in cash and reinvest capital gain
 A payment by a            distributions; or
 mutual fund,
 usually derived
 from the fund's
 net investment
 income
 (dividends and
 interest earned
 on portfolio
 securities less
 expenses).

                       (3) receive both dividends and capital gain
                           distributions in cash.

                       Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.

                       If you want to change your election, you may write SDC at the address listed on the back cover of this prospectus or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.


 Capital Gain          Cash dividends or capital gain distributions will be
 Distribution:         sent by check to your address of record or, if you have
 A payment to          current ACH bank information on file, directly
 mutual fund           deposited into your predesignated bank account within
 shareholders          3-4 business days from the payable date.
 which represents
 profits realized
 on the sale of
 securities in a
 Fund's
 portfolio.

                       Dividends and capital gain distributions are reinvested to buy additional shares on the payable date using the NAV of the payable date.

                       Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.

 Ex-dividend
 Date:
 The day on which
 any declared
 distributions
 (dividends or
 capital gains)
 are deducted
 from the Fund's
 assets before it
 calculates
 its NAV.


Taxes

The Funds intend to pay dividends that are exempt from regular income tax. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local tax. If you would like more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information.

Dividends paid by the Funds are taxable to you as ordinary income. Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time a Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Fund's Classes for the past five years or, if less than five years, the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and capital gain distributions. Total returns do not reflect any sales charges. Deloitte & Touche LLP, independent auditors, have audited this information for each Fund. Their reports, along with the financial statements, are included in each Fund's Annual Report, which is available upon request.

NATIONAL FUND

                                            CLASS A                              CLASS C
                           -------------------------------------------------   -----------
                                   Year ended September 30,                    5/27/99(**)
                           -------------------------------------------------       to
                            1999       1998      1997      1996       1995       9/30/99
                           -------   --------   -------   -------   --------   -----------
 Per Share Data:*
 Net asset value,
  beginning
  of period..............    $8.32      $8.01     $7.70     $7.58      $7.18      $8.08
                           -------   --------   -------   -------   --------     ------
 Income from investment
  operations:
 Net investment income...     0.39       0.39      0.39      0.40       0.40       0.11
 Net gains or losses on
  securities (both
  realized and
  unrealized)............    (0.64)      0.31      0.31      0.12       0.40      (0.40)
                           -------   --------   -------   -------   --------     ------
 Total from investment
  operations.............    (0.25)      0.70      0.70      0.52       0.80      (0.29)
                           -------   --------   -------   -------   --------     ------
 Less distributions:
 Dividends from net
  investment income......    (0.39)     (0.39)    (0.39)    (0.40)     (0.40)     (0.11)
 Distributions from
  capital gains..........       --         --        --        --         --         --
                           -------   --------   -------   -------   --------     ------
 Total distributions.....    (0.39)     (0.39)    (0.39)    (0.40)     (0.40)     (0.11)
                           -------   --------   -------   -------   --------     ------
 Net asset value, end of
  period.................    $7.68      $8.32     $8.01     $7.70      $7.58      $7.68
                           =======   ========   =======   =======   ========     ======
 Total Return:               (3.11)%     9.00 %    9.40 %    6.97 %    11.48 %    (3.38)%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period
  (in thousands).........  $90,296   $101,909   $97,481   $98,767   $104,184       $115
 Ratio of expenses to
  average
  net assets.............    0.83%      0.80%     0.84%     0.80%      0.86%      1.74%+
 Ratio of net income to
  average
  net assets.............    4.83%      4.82%     5.05%     5.19%      5.46%      4.10%+
 Portfolio turnover
  rate...................   13.37%     18.00%    20.63%    33.99%     24.91%     13.37%++
                                        CLASS D
                           --------------------------------------------
                                Year ended September 30,
                           --------------------------------------------
                            1999     1998     1997     1996     1995
                           -------- -------- -------- -------- --------
 Per Share Data:*
 Net asset value,
  beginning
  of period..............   $8.31    $8.02    $7.70    $7.57    $7.18
                           -------- -------- -------- -------- --------
 Income from investment
  operations:
 Net investment income...    0.32     0.32     0.32     0.33     0.32
 Net gains or losses on
  securities (both
  realized and
  unrealized)............   (0.63)    0.29     0.32     0.13     0.39
                           -------- -------- -------- -------- --------
 Total from investment
  operations.............   (0.31)    0.61     0.64     0.46     0.71
                           -------- -------- -------- -------- --------
 Less distributions:
 Dividends from net
  investment income......   (0.32)   (0.32)   (0.32)   (0.33)   (0.32)
 Distributions from
  capital gains..........      --       --       --       --       --
                           -------- -------- -------- -------- --------
 Total distributions.....   (0.32)   (0.32)   (0.32)   (0.33)   (0.32)
                           -------- -------- -------- -------- --------
 Net asset value, end of
  period.................   $7.68    $8.31    $8.02    $7.70    $7.57
                           ======== ======== ======== ======== ========
 Total Return:              (3.85)%   7.76 %   8.56 %   6.13 %  10.17 %
 Ratios/Supplemental
  Data:
 Net assets, end of
  period
  (in thousands).........  $8,079   $7,392   $2,279   $4,826   $1,215
 Ratio of expenses to
  average
  net assets.............   1.73%    1.71%    1.75%    1.67%    1.95%
 Ratio of net income to
  average
  net assets.............   3.93%    3.91%    4.15%    4.27%    4.40%
 Portfolio turnover
  rate...................  13.37%   18.00%   20.63%   33.99%   24.91%

-------------

See footnotes on page 59.

CALIFORNIA HIGH-YIELD FUND

                                           CLASS A                         CLASS C                CLASS D
                           --------------------------------------------  ----------- ---------------------------------------
                                  Year ended September 30,               5/27/99(**)      Year ended September 30,
                           --------------------------------------------      to      ---------------------------------------
                            1999      1998     1997     1996     1995      9/30/99    1999     1998    1997    1996    1995
                           -------   -------  -------  -------  -------  ----------- ------   ------  ------  ------  ------
 Per Share Data:*
 Net asset value,
  beginning
  of period..............    $6.80     $6.61    $6.50    $6.47    $6.30     $6.62     $6.80    $6.61   $6.51   $6.48   $6.31
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment income...     0.31      0.32     0.34     0.36     0.37      0.09      0.25     0.26    0.28    0.30    0.31
 Net gains or losses on
  securities (both
  realized and
  unrealized)............    (0.50)     0.22     0.20     0.05     0.17     (0.33)    (0.49)    0.22    0.19    0.05    0.17
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations.............    (0.19)     0.54     0.54     0.41     0.54     (0.24)    (0.24)    0.48    0.47    0.35    0.48
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income......    (0.31)    (0.32)   (0.34)   (0.36)   (0.37)    (0.09)    (0.25)   (0.26)  (0.28)  (0.30)  (0.31)
 Distributions from
  capital gains..........    (0.02)    (0.03)   (0.09)   (0.02)      --        --     (0.02)   (0.03)  (0.09)  (0.02)     --
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total distributions.....    (0.33)    (0.35)   (0.43)   (0.38)   (0.37)    (0.09)    (0.27)   (0.29)  (0.37)  (0.32)  (0.31)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period.................    $6.28     $6.80    $6.61    $6.50    $6.47     $6.29     $6.29    $6.80   $6.61   $6.51   $6.48
                           =======   =======  =======  =======  =======    ======    ======   ======  ======  ======  ======
 Total Return:               (2.82)%    8.45%    8.74%    6.49%    8.85%    (3.79)%   (3.54)%   7.47%   7.60%   5.53%   7.78%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period
  (in thousands).........  $57,807   $ 58,374 $52,883  $50,264  $51,504    $1,041    $7,658   $6,393  $3,320  $1,919  $1,277
 Ratio of expenses to
  average
  net assets.............     0.84%     0.82%    0.87%    0.84%    0.90%    1.72%+     1.74%    1.73%   1.77%   1.74%   1.91%
 Ratio of net income to
  average
  net assets.............     4.71%     4.81%    5.26%    5.49%    5.84%    3.95%+     3.81%    3.90%   4.36%   4.59%   4.84%
 Portfolio turnover
  rate...................    27.61%    10.75%   22.42%   34.75%   17.64%   27.61%++   27.61%   10.75%  22.42%  34.75%  17.64%

CALIFORNIA QUALITY FUND
 Per Share Data:*
 Net asset value,
  beginning
  of period..............    $7.21     $6.99    $6.75    $6.65    $6.39     $6.75     $7.19    $6.97   $6.74   $6.63   $6.38
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment income...     0.31      0.33     0.34     0.35     0.34      0.09      0.25     0.27    0.28    0.28    0.28
 Net gains or losses on
  securities (both
  realized and
  unrealized)............    (0.56)     0.25     0.24     0.11     0.32     (0.35)    (0.56)    0.25    0.23    0.12    0.31
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations.............    (0.25)     0.58     0.58     0.46     0.66     (0.26)    (0.31)    0.52    0.51    0.40    0.59
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income......    (0.31)    (0.33)   (0.34)   (0.35)   (0.34)    (0.09)    (0.25)   (0.27)  (0.28)  (0.28)  (0.28)
 Distributions from
  capital gains..........    (0.23)    (0.03)      --    (0.01)   (0.06)       --     (0.23)   (0.03)     --   (0.01)  (0.06)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total distributions.....    (0.54)    (0.36)   (0.34)   (0.36)   (0.40)    (0.09)    (0.48)   (0.30)  (0.28)  (0.29)  (0.34)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period.................    $6.42     $7.21    $6.99    $6.75    $6.65     $6.40     $6.40    $7.19   $6.97   $6.74   $6.63
                           =======   =======  =======  =======  =======    ======    ======   ======  ======  ======  ======
 Total Return:               (3.68)%    8.67%    8.87%    7.00%   10.85%    (4.04)%   (4.58)%   7.71%   7.75%   6.20%   9.61%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period
  (in thousands).........  $74,793   $87,522  $86,992  $95,560  $94,947    $   10    $4,286   $2,302  $1,677  $1,645  $  863
 Ratio of expenses to
  average
  net assets.............     0.82%     0.77%    0.82%    0.79%    0.89%    1.72%+     1.72%    1.68%   1.72%   1.69%   1.88%
 Ratio of net income to
  average
  net assets.............     4.56%     4.75%    4.99%    5.11%    5.34%    3.80%+     3.66%    3.84%   4.09%   4.21%   4.36%
 Portfolio turnover
  rate...................    20.24%    30.82%   12.16%   12.84%   11.24%   20.24%++   20.24%   30.82%  12.16%  12.84%  11.24%

-------------

See footnotes on page 59.

COLORADO FUND

                                           CLASS A                         CLASS C                CLASS D
                           --------------------------------------------  ----------- ---------------------------------------
                                  Year ended September 30,               5/27/99(**)      Year ended September 30,
                           --------------------------------------------      to      ---------------------------------------
                            1999      1998     1997     1996     1995      9/30/99    1999     1998    1997    1996    1995
                           -------   -------  -------  -------  -------  ----------- ------   ------  ------  ------  ------
 Per Share Data:*
 Net asset value,
  beginning of period....    $7.64     $7.42    $7.27    $7.30    $7.09     $7.47     $7.63    $7.42   $7.27   $7.29   $7.09
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment income...     0.34      0.36     0.37     0.37     0.38      0.10      0.28     0.29    0.30    0.31    0.30
 Net gains or losses on
  securities
  (both realized and
  unrealized)............    (0.54)     0.22     0.15    (0.03)    0.21     (0.38)    (0.54)    0.21    0.15   (0.02)   0.20
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations.............    (0.20)     0.58     0.52     0.34     0.59     (0.28)    (0.26)    0.50    0.45    0.29    0.50
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income......    (0.34)    (0.36)   (0.37)   (0.37)   (0.38)    (0.10)    (0.28)   (0.29)  (0.30)  (0.31)  (0.30)
 Distributions from
  capital gains..........       --        --       --       --       --        --        --       --      --      --      --
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total distributions.....    (0.34)    (0.34)   (0.37)   (0.37)   (0.38)    (0.10)    (0.28)   (0.29)  (0.30)  (0.31)  (0.30)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period.................    $7.10     $7.64    $7.42    $7.27    $7.30     $7.09     $7.09    $7.63   $7.42   $7.27   $7.29
                           =======   =======  =======  =======  =======    ======    ======   ======  ======  ======  ======
 Total Return:               (2.67)%    8.03%    7.30%    4.76%    8.56%    (3.93)%   (3.57)%   6.90%   6.34%   3.95%   7.26%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (in thousands)..  $44,649   $45,583  $49,780  $52,295  $54,858       $60      $917     $344    $238    $255    $193
 Ratio of expenses to
  average net assets.....    0.87%     0.90%    0.90%    0.85%    0.93%     1.73%+    1.77%    1.80%   1.81%   1.75%   2.02%
 Ratio of net income to
  average net assets.....    4.60%     4.80%    5.01%    5.07%    5.31%     3.85%+    3.70%    3.90%   4.10%   4.17%   4.23%
 Portfolio turnover
  rate...................    7.91%    28.66%    3.99%   12.39%   14.70%     7.91%++   7.91%   28.66%   3.99%  12.39%  14.70%

FLORIDA FUND
 Per Share Data:*
 Net asset value,
  beginning of period....    $8.07     $7.80    $7.67    $7.71    $7.34    $ 7.83     $8.08    $7.81   $7.68   $7.72   $7.34
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment
  income***..............     0.34      0.35     0.36     0.38     0.40      0.10      0.28     0.29    0.30    0.32    0.34
 Net gains or losses on
  securities
  (both realized and
  unrealized)............    (0.61)     0.34     0.23     0.04     0.37     (0.40)    (0.60)    0.34    0.23    0.04    0.38
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations.............    (0.27)     0.69     0.59     0.42     0.77     (0.30)    (0.32)    0.63    0.53    0.36    0.72
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income......    (0.34)    (0.35)   (0.36)   (0.38)   (0.40)    (0.10)    (0.28)   (0.29)  (0.30)  (0.32)  (0.34)
 Distributions from
  capital gains..........    (0.05)    (0.07)   (0.10)   (0.08)      --        --     (0.05)   (0.07)  (0.10)  (0.08)     --
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total distributions.....    (0.39)    (0.42)   (0.46)   (0.46)   (0.40)    (0.10)    (0.33)   (0.36)  (0.40)  (0.40)  (0.34)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period.................    $7.41     $8.07    $7.80    $7.67    $7.71     $7.43     $7.43    $8.08   $7.81   $7.68   $7.72
                           =======   =======  =======  =======  =======    ======    ======   ======  ======  ======  ======
 Total Return:               (3.42)%    9.16%    8.01%    5.54%   10.87%    (3.96)%   (4.01)%   8.32%   7.18%   4.74%  10.07%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (in thousands)..  $37,606   $42,464  $42,024  $45,200  $49,030      $254    $1,843   $1,940  $1,678  $1,277    $603
 Ratio of expenses to
  average net assets***..    1.03%     1.00%    1.04%    0.97%    0.72%     1.78%+    1.78%    1.77%   1.81%   1.73%   1.66%
 Ratio of net income to
  average net assets***..    4.38%     4.45%    4.70%    4.90%    5.38%     3.82%+    3.63%    3.68%   3.93%   4.14%   4.53%
 Portfolio turnover
  rate...................   18.31%     6.73%   33.68%   18.53%   11.82%    18.31%++  18.31%    6.73%  33.68%  18.53%  11.82%

-------------

See footnotes on page 59.

GEORGIA FUND

                                           CLASS A                         CLASS C                 CLASS D
                           --------------------------------------------  ----------- ---------------------------------------
                                  Year ended September 30,               5/27/99(**)      Year ended September 30,
                           --------------------------------------------      to      ---------------------------------------
                            1999      1998     1997     1996     1995      9/30/99    1999     1998    1997    1996    1995
                           -------   -------  -------  -------  -------  ----------- ------   ------  ------  ------  ------
 Per Share Data:*
 Net asset value,
  beginning of period....    $8.38     $8.12    $7.87    $7.81    $7.48     $8.17     $8.40    $8.13   $7.88   $7.82   $7.49
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment
  income***..............     0.37      0.38     0.38     0.39     0.39      0.11      0.30     0.30    0.31    0.32    0.32
 Net gains or losses on
  securities
  (both realized and
  unrealized)............    (0.58)     0.29     0.28     0.11     0.43     (0.41)    (0.59)    0.30    0.28    0.11    0.43
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations.............    (0.21)     0.67     0.66     0.50     0.82     (0.30)    (0.29)    0.60    0.59    0.43    0.75
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income......    (0.37)    (0.38)   (0.38)   (0.39)   (0.39)    (0.11)    (0.30)   (0.30)  (0.31)  (0.32)  (0.32)
 Distributions from
  capital gains..........    (0.05)    (0.03)   (0.03)   (0.05)   (0.10)       --     (0.05)   (0.03)  (0.03)  (0.05)  (0.10)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total distributions.....    (0.42)    (0.41)   (0.41)   (0.44)   (0.49)    (0.11)    (0.35)   (0.33)  (0.34)  (0.37)  (0.42)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period.................    $7.75     $8.38    $8.12    $7.87    $7.81     $7.76     $7.76    $8.40   $8.13   $7.88   $7.82
                           =======   =======  =======  =======  =======    ======    ======   ======  ======  ======  ======
 Total Return:               (2.63)%    8.44%    8.65%    6.56%   11.66%    (3.84)%   (3.61)%   7.59%   7.67%   5.60%  10.58%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (in thousands)..  $42,692   $48,424  $50,614  $50,995  $57,678      $176    $2,318   $2,809  $2,640  $2,327  $2,079
 Ratio of expenses to
  average net assets***..    0.87%     0.89%    0.89%    0.83%    0.91%     1.74%+    1.77%    1.80%   1.79%   1.73%   1.90%
 Ratio of net income to
  average net assets***..    4.59%     4.57%    4.82%    4.94%    5.26%     3.89%+    3.69%    3.66%   3.92%   4.03%   4.28%
 Portfolio turnover
  rate...................   23.93%     2.92%   12.28%   16.24%    3.36%    23.93%++  23.93%    2.92%  12.28%  16.24%   3.36%

LOUISIANA FUND

 Per Share Data:*
 Net asset value,
  beginning of period....    $8.51     $8.28    $8.16    $8.14    $7.94     $8.19     $8.50     8.27   $8.16   $8.14   $7.94
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment income...     0.39      0.41     0.41     0.42     0.43      0.11      0.32     0.33    0.34    0.35    0.35
 Net gains or losses on
  securities
  (both realized and
  unrealized)............    (0.59)     0.24     0.23     0.08     0.34     (0.39)    (0.59)    0.24    0.22    0.08    0.34
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations.............    (0.20)     0.65     0.64     0.50     0.77     (0.28)   (0.27)     0.57    0.56    0.43    0.69
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income......    (0.39)    (0.41)   (0.41)   (0.42)   (0.43)    (0.11)    (0.32)   (0.33)  (0.34)  (0.35)  (0.35)
 Distributions from
  capital gains..........    (0.11)    (0.01)   (0.11)   (0.06)   (0.14)       --     (0.11)   (0.01)  (0.11)  (0.06)  (0.14)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total distributions.....    (0.50)    (0.42)   (0.52)   (0.48)   (0.57)    (0.11)    (0.43)   (0.34)  (0.45)  (0.41)  (0.49)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period.................    $7.81     $8.51    $8.28    $8.16    $8.14     $7.80     $7.80    $8.50   $8.27   $8.16   $8.14
                           =======   =======  =======  =======  =======    ======    ======   ======  ======  ======  ======
 Total Return:               (2.44)%    8.08%    8.17%    6.32%   10.30%    (3.55)%   (3.33)%   7.11%   7.07%   5.37%   9.17%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (in thousands)..  $51,543   $56,308  $56,199  $57,264  $61,988    $   --      $908     $837    $509    $389    $465
 Ratio of expenses to
  average net assets.....    0.84%     0.88%    0.86%    0.82%    0.89%     1.71%+    1.74%    1.78%   1.76%   1.72%   1.91%
 Ratio of net income to
  average net assets.....    4.76%     4.86%    5.08%    5.15%    5.44%     4.00%+    3.86%    3.96%   4.18%   4.25%   4.41%
 Portfolio turnover
  rate...................    8.67%    15.72%   16.08%   10.08%    4.82%     8.67%++   8.67%   15.72%  16.08%  10.08%   4.82%

-------------

See footnotes on page 59.

MARYLAND FUND

                                                           CLASS A                           CLASS C
                                         ------------------------------------------------  -----------
                                                  Year ended September 30,                 5/27/99(**)
                                         ------------------------------------------------      to
                                          1999       1998      1997      1996      1995      9/30/99
                                         -------   --------  --------  --------  --------  -----------
 Per Share Data:*
 Net asset value, beginning of period..    $8.32      $8.14     $7.99     $7.96     $7.71     $8.13
                                         -------   --------  --------  --------  --------    ------
 Income from investment
  operations:
 Net investment income...                   0.39       0.40      0.40      0.40      0.41      0.11
 Net gains or losses on
  securities
  (both realized and
  unrealized)............                  (0.50)      0.23      0.19      0.06      0.38     (0.33)
                                         -------   --------  --------  --------  --------    ------
 Total from investment
  operations.............                  (0.11)      0.63      0.59      0.46      0.79     (0.22)
                                         -------   --------  --------  --------  --------    ------
 Less distributions:
 Dividends from net
  investment income......                  (0.39)     (0.40)    (0.40)    (0.40)    (0.41)    (0.11)
 Distributions from
  capital gains..........                  (0.03)     (0.05)    (0.04)    (0.03)    (0.13)       --
                                         -------   --------  --------  --------  --------    ------
 Total distributions.....                  (0.42)     (0.45)    (0.44)    (0.43)    (0.54)    (0.11)
                                         -------   --------  --------  --------  --------    ------
 Net asset value, end of
  period.................                  $7.79      $8.32     $8.14     $7.99     $7.96     $7.80
                                         =======   ========  ========  ========  ========    ======
 Total Return:                             (1.45)%     7.89%     7.64%     6.00%    10.90%    (2.83)%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (in thousands)..                $49,523    $54,891   $52,549   $54,041   $56,290       $75
 Ratio of expenses to
  average net assets.....                  0.87%      0.89%     0.90%     0.84%     0.96%     1.75%+
 Ratio of net income to
  average net assets.....                  4.77%      4.82%     4.99%     5.05%     5.31%     4.04%+
 Portfolio turnover
  rate...................                  1.80%      7.59%    14.79%     5.56%     3.63%     1.80%++
                                                      CLASS D
                                         ----------------------------------------
                                              Year ended September 30,
                                         ----------------------------------------
                                          1999     1998    1997    1996    1995
                                         -------- ------- ------- ------- -------
 Per Share Data:*
 Net asset value, beginning of period..   $8.33    $8.15   $7.99   $7.97   $7.72
                                         -------- ------- ------- ------- -------
 Income from investment
  operations:
 Net investment income...                  0.31     0.32    0.33    0.33    0.33
 Net gains or losses on
  securities
  (both realized and
  unrealized)............                 (0.50)    0.23    0.20    0.05    0.38
                                         -------- ------- ------- ------- -------
 Total from investment
  operations.............                 (0.19)    0.55    0.53    0.38    0.71
                                         -------- ------- ------- ------- -------
 Less distributions:
 Dividends from net
  investment income......                 (0.31)   (0.32)  (0.33)  (0.33)  (0.33)
 Distributions from
  capital gains..........                 (0.03)   (0.05)  (0.04)  (0.03)  (0.13)
                                         -------- ------- ------- ------- -------
 Total distributions.....                 (0.34)   (0.37)  (0.37)  (0.36)  (0.46)
                                         -------- ------- ------- ------- -------
 Net asset value, end of
  period.................                 $7.80    $8.33   $8.15   $7.99   $7.97
                                         ======== ======= ======= ======= =======
 Total Return:                            (2.00)%   6.91%   6.80%   4.91%   9.75%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (in thousands)..                $2,775   $3,128  $2,063  $2,047    $630
 Ratio of expenses to
  average net assets.....                 1.77%    1.80%   1.81%   1.72%   2.02%
 Ratio of net income to
  average net assets.....                 3.87%    3.91%   4.08%   4.14%   4.27%
 Portfolio turnover
  rate...................                 1.80%    7.59%  14.79%   5.56%   3.63%

MASSACHUSETTS FUND

 Per Share Data:*
 Net asset value,
  beginning of period....                  $8.27      $7.99     $7.85     $7.91     $7.66     $7.96
                                         -------   --------  --------  --------  --------    ------
 Income from investment
  operations:
 Net investment income...                   0.36       0.38      0.40      0.41      0.42      0.10
 Net gains or losses on
  securities
  (both realized and
  unrealized)............                  (0.75)      0.37      0.22      0.05      0.28     (0.49)
                                         -------   --------  --------  --------  --------    ------
 Total from investment
  operations.............                  (0.39)      0.75      0.62      0.46      0.70     (0.39)
                                         -------   --------  --------  --------  --------    ------
 Less distributions:
 Dividends from net
  investment income......                  (0.36)     (0.38)    (0.40)    (0.41)    (0.42)    (0.10)
 Distributions from
  capital gains..........                  (0.05)     (0.09)    (0.08)    (0.11)    (0.03)       --
                                         -------   --------  --------  --------  --------    ------
 Total distributions.....                  (0.41)     (0.47)    (0.48)    (0.52)    (0.45)    (0.10)
                                         -------   --------  --------  --------  --------    ------
 Net asset value, end of
  period.................                  $7.47      $8.27     $7.99     $7.85     $7.91     $7.47
                                         =======   ========  ========  ========  ========    ======
 Total Return:                             (4.85)%     9.80%     8.11%     5.97%     9.58%    (5.02)%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (in thousands)..                $92,929   $109,328  $110,011  $109,872  $115,711      $228
 Ratio of expenses to
  average net assets.....                  0.83%      0.80%     0.84%     0.80%     0.86%     1.73%+
 Ratio of net income to
  average net assets.....                  4.56%      4.72%     5.06%     5.24%     5.51%     3.80%+
 Portfolio turnover
  rate...................                 23.88%     13.41%    29.26%    26.30%    16.68%    23.88%++
 Per Share Data:*
 Net asset value,
  beginning of period....                 $8.26    $7.99   $7.84   $7.90   $7.66
                                         -------- ------- ------- ------- -------
 Income from investment
  operations:
 Net investment income...                  0.29     0.31    0.33    0.34    0.34
 Net gains or losses on
  securities
  (both realized and
  unrealized)............                 (0.74)    0.36    0.23    0.05    0.27
                                         -------- ------- ------- ------- -------
 Total from investment
  operations.............                 (0.45)    0.67    0.56    0.39    0.61
                                         -------- ------- ------- ------- -------
 Less distributions:
 Dividends from net
  investment income......                 (0.29)   (0.31)  (0.33)  (0.34)  (0.34)
 Distributions from
  capital gains..........                 (0.05)   (0.09)  (0.08)  (0.11)  (0.03)
                                         -------- ------- ------- ------- -------
 Total distributions.....                 (0.34)   (0.40)  (0.41)  (0.45)  (0.37)
                                         -------- ------- ------- ------- -------
 Net asset value, end of
  period.................                 $7.47    $8.26   $7.99   $7.84   $7.90
                                         ======== ======= ======= ======= =======
 Total Return:                            (5.61)%   8.68%   7.29%   5.01%   8.33%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (in thousands)..                $2,934   $1,468  $1,245  $1,405    $809
 Ratio of expenses to
  average net assets.....                 1.73%    1.71%   1.74%   1.70%   1.95%
 Ratio of net income to
  average net assets.....                 3.66%    3.81%   4.16%   4.32%   4.47%
 Portfolio turnover
  rate...................                23.88%   13.41%  29.26%  26.30%  16.68%

-------------

See footnotes on page 59.

MICHIGAN FUND

                                             CLASS A                            CLASS C                CLASS D
                           -------------------------------------------------  ----------- ---------------------------------------
                                     Year ended September 30,                 5/27/99(**)      Year ended September 30,
                           -------------------------------------------------      to      ---------------------------------------
                             1999       1998      1997      1996      1995      9/30/99    1999     1998    1997    1996    1995
                           --------   --------  --------  --------  --------  ----------- ------   ------  ------  ------  ------
 Per Share Data:*
 Net asset value,
  beginning of period...      $8.83      $8.60     $8.46     $8.54     $8.28     $8.43     $8.82    $8.59   $8.45   $8.54   $8.28
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment income..       0.40       0.41      0.43      0.45      0.46      0.11      0.32     0.33    0.36    0.37    0.37
 Net gains or losses on
  securities (both
  realized and
  unrealized)...........      (0.63)      0.30      0.23      0.06      0.30    (0.40)     (0.63)    0.30    0.23    0.05    0.30
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations............      (0.23)      0.71      0.66      0.51      0.76    (0.29)     (0.31)    0.63    0.59    0.42    0.67
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income.....      (0.40)     (0.41)    (0.43)    (0.45)    (0.46)   (0.11)     (0.32)   (0.33)  (0.36)  (0.37)  (0.37)
 Distributions from
  capital gains.........      (0.16)     (0.07)    (0.09)    (0.14)    (0.04)       --     (0.16)   (0.07)  (0.09)  (0.14)  (0.04)
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Total distributions....      (0.56)     (0.48)    (0.52)    (0.59)    (0.50)   (0.11)     (0.48)   (0.40)  (0.45)  (0.51)  (0.41)
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period................      $8.04      $8.83     $8.60     $8.46     $8.54     $8.03     $8.03    $8.82   $8.59   $8.45   $8.54
                           ========   ========  ========  ========  ========    ======    ======   ======  ======  ======  ======
 Total Return:                (2.77)%     8.63%     8.16%     6.16%     9.56%    (3.55)%   (3.65)%   7.66%   7.19%   5.09%   8.36%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period
  (in thousands)........   $125,560   $144,161  $143,370  $148,178  $151,589      $114    $2,074   $1,841  $1,845  $1,486  $1,172
 Ratio of expenses to
  average net assets....      0.82%      0.79%     0.81%     0.78%     0.87%     1.73%+    1.72%    1.70%   1.71%   1.68%   2.01%
 Ratio of net income to
  average net assets....      4.73%      4.78%     5.13%     5.29%     5.50%     3.96%+    3.83%    3.87%   4.23%   4.39%   4.40%
 Portfolio turnover
  rate..................      3.73%     23.60%    10.98%    19.62%    20.48%     3.73%++   3.73%   23.60%  10.98%  19.62%  20.48%

MINNESOTA FUND
 Per Share Data:*
 Net asset value,
  beginning of period...      $7.98      $7.79     $7.68     $7.82     $7.72     $7.72     $7.98    $7.79   $7.68   $7.82   $7.73
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment income..       0.36       0.38      0.40      0.42      0.45      0.10      0.30     0.31    0.33    0.35    0.38
 Net gains or losses on
  securities (both
  realized and
  unrealized)...........      (0.52)      0.20      0.11     (0.12)     0.11     (0.36)    (0.52)    0.20    0.11   (0.12)   0.10
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations............      (0.16)      0.58      0.51      0.30      0.56     (0.26)    (0.22)    0.51    0.44    0.23    0.48
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income.....      (0.36)     (0.38)    (0.40)    (0.42)    (0.45)   (0.10)     (0.30)   (0.31)  (0.33)  (0.35)  (0.38)
 Distributions from
  capital gains.........      (0.10)     (0.01)       --     (0.02)    (0.01)       --     (0.10)   (0.01)     --   (0.02)  (0.01)
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Total distributions....      (0.46)     (0.39)    (0.40)    (0.44)    (0.46)   (0.10)     (0.40)   (0.32)  (0.33)  (0.37)  (0.39)
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period................      $7.36      $7.98     $7.79     $7.68     $7.82     $7.36     $7.36    $7.98   $7.79   $7.68   $7.82
                           ========   ========  ========  ========  ========    ======    ======   ======  ======  ======  ======
 Total Return:                (2.09)%     7.68%     6.85%     3.99%     7.61%    (3.47)%   (2.96)%   6.71%   5.89%   3.06%   6.45%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period
  (in thousands)........   $109,165   $121,374  $121,674  $126,173  $132,716    $   --    $1,856   $2,103  $1,799  $2,036  $2,237
 Ratio of expenses to
  average net assets....      0.84%      0.81%     0.85%     0.81%     0.87%     1.74%+    1.74%    1.72%   1.75%   1.71%   1.85%
 Ratio of net income to
  average net assets....      4.71%      4.87%     5.21%     5.47%     5.89%     3.94%+    3.81%    3.96%   4.31%   4.57%   4.92%
 Portfolio turnover
  rate..................      9.74%     21.86%     6.88%    26.89%     5.57%     9.74%++   9.74%   21.86%   6.88%  26.89%   5.57%

-------------

See footnotes on page 59.

MISSOURI FUND

                                           CLASS A                         CLASS C                 CLASS D
                           --------------------------------------------  ----------- ---------------------------------------
                                  Year ended September 30,               5/27/99(**)      Year ended September 30,
                           --------------------------------------------      to      ---------------------------------------
                            1999      1998     1997     1996     1995      9/30/99    1999     1998    1997    1996    1995
                           -------   -------  -------  -------  -------  ----------- ------   ------  ------  ------  ------
 Per Share Data:*
 Net asset value,
  beginning of period....    $8.03     $7.82    $7.71    $7.70    $7.41     $7.68     $8.03    $7.82   $7.72   $7.70   $7.41
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment
  income***..............     0.35      0.36     0.38     0.39     0.40      0.10      0.28     0.29    0.31    0.32    0.32
 Net gains or losses on
  securities
  (both realized and
  unrealized)............    (0.62)     0.28     0.19     0.08     0.36     (0.39)    (0.62)    0.28    0.18    0.09    0.36
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations.............    (0.27)     0.64     0.57     0.47     0.76     (0.29)    (0.34)    0.57    0.49    0.41    0.68
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income......    (0.35)    (0.36)   (0.38)   (0.39)   (0.40)    (0.10)    (0.28)   (0.29)  (0.31)  (0.32)  (0.32)
 Distributions from
  capital gains..........    (0.12)    (0.07)   (0.08)   (0.07)   (0.07)       --     (0.12)   (0.07)  (0.08)  (0.07)  (0.07)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total distributions.....    (0.47)    (0.43)   (0.46)   (0.46)   (0.47)    (0.10)    (0.40)   (0.36)  (0.39)  (0.39)  (0.39)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period.................    $7.29     $8.03    $7.82    $7.71    $7.70     $7.29     $7.29    $8.03   $7.82   $7.72   $7.70
                           =======   =======  =======  =======  =======    ======    ======   ======  ======  ======  ======
 Total Return:               (3.58)%    8.41%    7.70%    6.27%   10.67%    (3.95)%   (4.46)%   7.45%   6.60%   5.46%   9.49%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (in thousands)..  $43,437   $49,949  $52,766  $49,941  $51,169       $21      $617     $418    $474    $565    $515
 Ratio of expenses to
  average net assets***..    0.87%     0.89%    0.89%    0.86%    0.88%     1.74%+    1.77%    1.79%   1.80%   1.76%   1.98%
 Ratio of net income to
  average net assets***..    4.50%     4.59%    4.93%    5.03%    5.31%     3.75%+    3.60%    3.69%   4.02%   4.13%   4.23%
 Portfolio turnover
  rate...................   10.43%    21.26%    6.47%    8.04%    3.88%    10.43%++  10.43%   21.26%   6.47%   8.04%   3.88%

NEW JERSEY FUND

 Per Share Data:*
 Net asset value,
  beginning of period....    $7.78     $7.56    $7.60    $7.59    $7.40     $7.58     $7.86    $7.64   $7.68   $7.67   $7.48
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment
  income***..............     0.33      0.35     0.36     0.39     0.39      0.09      0.27     0.29    0.31    0.33    0.33
 Net gains or losses on
  securities
  (both realized and
  unrealized)............    (0.55)     0.30     0.21     0.01     0.29     (0.36)    (0.54)    0.30    0.21    0.01    0.29
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations.............    (0.22)     0.65     0.57     0.40     0.68     (0.27)    (0.27)    0.59    0.52    0.34    0.62
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income......    (0.33)    (0.35)   (0.36)   (0.39)   (0.39)    (0.09)    (0.27)   (0.29)  (0.31)  (0.33)  (0.33)
 Distributions from
  capital gains..........    (0.10)    (0.08)   (0.25)      --    (0.10)       --     (0.10)   (0.08)  (0.25)     --   (0.10)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Total distributions.....    (0.43)    (0.43)   (0.61)   (0.39)   (0.49)    (0.09)    (0.37)   (0.37)  (0.56)  (0.33)  (0.43)
                           -------   -------  -------  -------  -------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period.................    $7.13     $7.78    $7.56    $7.60    $7.59     $7.22     $7.22    $7.86   $7.64   $7.68   $7.67
                           =======   =======  =======  =======  =======    ======    ======   ======  ======  ======  ======
 Total Return:               (3.05)%    8.87%    7.96%    5.37%    9.77%    (3.33)%   (3.57)%   7.97%   7.10%   4.56%   8.79%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period (in thousands)..  $52,992   $61,739  $62,597  $66,293  $73,561      $127    $1,550   $1,582  $1,282  $1,152  $1,190
 Ratio of expenses to
  average net assets***..    1.07%     1.02%    1.06%    1.02%    1.01%     1.82%+    1.82%    1.80%   1.83%   1.79%   1.89%
 Ratio of net income to
  average net assets***..    4.35%     4.54%    4.90%    5.06%    5.29%     3.71%+    3.60%    3.76%   4.13%   4.29%   4.45%
 Portfolio turnover
  rate...................    5.55%    23.37%   20.22%   25.65%    4.66%     5.55%++   5.55%   23.37%  20.22%  25.65%   4.66%

-------------

See footnotes on page 59.

NEW YORK FUND

                                                  CLASS A                         CLASS C
                                  --------------------------------------------  -----------
                                         Year ended September 30,
                                  --------------------------------------------  5/27/99(**)
                                   1999      1998     1997     1996     1995    to 9/30/99
                                  -------   -------  -------  -------  -------  -----------
Per Share Data:*
Net asset value, beginning of
 period.......................      $8.60     $8.28    $7.98    $7.86    $7.67     $8.14
                                  -------   -------  -------  -------  -------    ------
Income from investment
 operations:
 Net investment income........       0.38      0.40     0.41     0.42     0.42      0.11
 Net gains or losses on
  securities
  (both realized and unrealized)..  (0.69)     0.40     0.32     0.12     0.36     (0.44)
                                  -------   -------  -------  -------  -------    ------
Total from investment
 operations...................      (0.31)     0.80     0.73     0.54     0.78     (0.33)
                                  -------   -------  -------  -------  -------    ------
Less distributions:
 Dividends from net
  investment income...........      (0.38)    (0.40)   (0.41)   (0.42)   (0.42)    (0.11)
 Distributions from capital
  gains.......................      (0.21)    (0.08)   (0.02)      --    (0.17)      --
                                  -------   -------  -------  -------  -------    ------
Total distributions...........      (0.59)    (0.48)   (0.43)   (0.42)   (0.59)    (0.11)
                                  -------   -------  -------  -------  -------    ------
Net asset value, end of
 period.......................      $7.70     $8.60    $8.28    $7.98    $7.86     $7.70
                                  =======   =======  =======  =======  =======    ======
Total Return:                       (3.86)%   10.02%    9.45%    6.97%   10.93%    (4.22)%
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)...............    $76,833   $76,833  $83,528  $82,719  $83,980      $189
Ratio of expenses to average
 net assets...................      0.81%     0.81%    0.82%    0.77%    0.88%     1.69%+
Ratio of net income to average
 net assets...................      4.63%     4.74%    5.09%    5.24%    5.52%     3.96%+
Portfolio turnover rate.......     11.85%    39.85%   23.83%   25.88%   34.05%    11.85%++
                                               CLASS D
                                  ----------------------------------------
                                       Year ended September 30,
                                  ----------------------------------------
                                   1999     1998    1997    1996    1995
                                  -------- ------- ------- ------- -------
Per Share Data:*
Net asset value, beginning of
 period.......................     $8.60    $8.29   $7.98   $7.87   $7.67
                                  -------- ------- ------- ------- -------
Income from investment
 operations:
 Net investment income........      0.30     0.32    0.34    0.34    0.34
 Net gains or losses on
  securities
  (both realized and unrealized).. (0.69)    0.39    0.33    0.11    0.37
                                  -------- ------- ------- ------- -------
Total from investment
 operations...................     (0.39)    0.71    0.67    0.45    0.71
                                  -------- ------- ------- ------- -------
Less distributions:
 Dividends from net
  investment income...........     (0.30)   (0.32)  (0.34)  (0.34)  (0.34)
 Distributions from capital
  gains.......................     (0.21)   (0.08)  (0.02)     --   (0.17)
                                  -------- ------- ------- ------- -------
Total distributions...........     (0.51)   (0.40)  (0.36)  (0.34)  (0.51)
                                  -------- ------- ------- ------- -------
Net asset value, end of
 period.......................     $7.70    $8.60   $8.29   $7.98   $7.87
                                  ======== ======= ======= ======= =======
Total Return:                      (4.73)%   8.88%   8.60%   5.86%   9.87%
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)...............    $2,844   $2,182  $1,572  $1,152    $885
Ratio of expenses to average
 net assets...................     1.71%    1.72%   1.73%   1.68%   1.96%
Ratio of net income to average
 net assets...................     3.73%    3.83%   4.18%   4.33%   4.42%
Portfolio turnover rate.......    11.85%   39.85%  23.83%  25.88%  34.05%

NORTH CAROLINA FUND
Per Share Data:*
Net asset value, beginning of
 period.......................      $8.30     $8.05    $7.84    $7.74    $7.30     $7.97
                                  -------   -------  -------  -------  -------    ------
Income from investment
 operations:
 Net investment income***.....       0.35      0.36     0.37     0.37     0.39      0.10
 Net gains or losses on
  securities
  (both realized and unrealized)..  (0.59)     0.31     0.24     0.11     0.45     (0.38)
                                  -------   -------  -------  -------  -------    ------
Total from investment
 operations...................      (0.24)     0.67     0.61     0.48     0.84     (0.28)
                                  -------   -------  -------  -------  -------    ------
Less distributions:
 Dividends from net
  investment income...........      (0.35)    (0.36)   (0.37)   (0.37)   (0.39)    (0.10)
 Distributions from capital
  gains.......................      (0.12)    (0.06)   (0.03)   (0.01)   (0.01)      --
                                  -------   -------  -------  -------  -------    ------
Total distributions...........      (0.47)    (0.42)   (0.40)   (0.38)   (0.40)    (0.10)
                                  -------   -------  -------  -------  -------    ------
Net asset value, end of
 period.......................      $7.59     $8.30    $8.05    $7.84    $7.74     $7.59
                                  =======   =======  =======  =======  =======    ======
Total Return:                       (3.07)%    8.60%    8.01%    6.39%   11.92%    (3.62)%
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)...............    $27,224   $32,358  $32,684  $35,934  $37,446       $10
Ratio of expenses to average
 net assets***................      1.06%     1.05%    1.09%    1.05%    0.82%     1.80%+
Ratio of net income to average
 net assets***................      4.38%     4.41%    4.66%    4.75%    5.21%     3.77%+
Portfolio turnover rate.......      1.52%    20.37%   13.04%   15.12%    4.38%     1.52%++
Per Share Data:*
Net asset value, beginning of
 period.......................     $8.30    $8.05   $7.83   $7.74   $7.29
                                  -------- ------- ------- ------- -------
Income from investment
 operations:
 Net investment income***.....      0.29     0.30    0.31    0.31    0.33
 Net gains or losses on
  securities
  (both realized and unrealized).. (0.59)    0.31    0.25    0.10    0.46
                                  -------- ------- ------- ------- -------
Total from investment
 operations...................     (0.30)    0.61    0.56    0.41    0.79
                                  -------- ------- ------- ------- -------
Less distributions:
 Dividends from net
  investment income...........     (0.29)   (0.30)  (0.31)  (0.31)  (0.33)
 Distributions from capital
  gains.......................     (0.12)   (0.06)  (0.03)  (0.01)  (0.01)
                                  -------- ------- ------- ------- -------
Total distributions...........     (0.41)   (0.36)  (0.34)  (0.32)  (0.34)
                                  -------- ------- ------- ------- -------
Net asset value, end of
 period.......................     $7.59    $8.30   $8.05   $7.83   $7.74
                                  ======== ======= ======= ======= =======
Total Return:                      (3.79)%   7.77%   7.33%   5.45%  11.19%
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)...............    $1,682   $1,456  $1,217  $1,232  $1,257
Ratio of expenses to average
 net assets***................     1.81%    1.82%   1.85%   1.81%   1.64%
Ratio of net income to average
 net assets***................     3.63%    3.64%   3.90%   3.99%   4.42%
Portfolio turnover rate.......     1.52%   20.37%  13.04%  15.12%   4.38%

-------------

See footnotes on page 59.

OHIO FUND

                                             CLASS A                            CLASS C                CLASS D
                           -------------------------------------------------  ----------- ---------------------------------------
                                     Year ended September 30,                 5/27/99(**)      Year ended September 30,
                           -------------------------------------------------      to      ---------------------------------------
                             1999       1998      1997      1996      1995      9/30/99    1999     1998    1997    1996    1995
                           --------   --------  --------  --------  --------  ----------- ------   ------  ------  ------  ------
 Per Share Data:*
 Net asset value,
  beginning
  of period.............      $8.37      $8.19     $8.09     $8.11     $7.90     $8.06     $8.41    $8.23   $8.13   $8.15   $7.92
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment income..       0.38       0.40      0.42      0.43      0.44      0.11      0.31     0.33    0.35    0.36    0.36
 Net gains or losses on
  securities (both
  realized and
  unrealized)...........      (0.60)      0.29      0.17      0.02      0.28    (0.38)     (0.60)    0.29    0.17    0.02    0.30
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations............      (0.22)      0.69      0.59      0.45      0.72    (0.27)     (0.29)    0.62    0.52    0.38    0.66
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income.....      (0.38)     (0.40)    (0.42)    (0.43)    (0.44)    (0.11)    (0.31)   (0.33)  (0.35)  (0.36)  (0.36)
 Distributions from
  capital gains.........      (0.13)     (0.11)    (0.07)    (0.04)    (0.07)       --     (0.13)   (0.11)  (0.07)  (0.04)  (0.07)
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Total distributions....      (0.51)     (0.51)    (0.49)    (0.47)    (0.51)    (0.11)    (0.44)   (0.44)  (0.42)  (0.40)  (0.43)
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period................      $7.64      $8.37     $8.19     $8.09     $8.11     $7.68     $7.68    $8.41   $8.23   $8.13   $8.15
                           ========   ========  ========  ========  ========    ======    ======   ======  ======  ======  ======
 Total Return:                (2.68)%     8.77%     7.54%     5.68%     9.59%    (3.51)%   (3.52)%   7.78%   6.57%   4.74%   8.67%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period
  (in thousands)........   $135,034   $153,126  $154,419  $162,243  $170,191       $18    $1,327   $1,103  $1,160  $1,011    $660
 Ratio of expenses to
  average
  net assets............      0.81%      0.78%     0.81%     0.77%     0.84%     1.71%+    1.71%    1.69%   1.71%   1.67%   1.93%
 Ratio of net income to
  average
  net assets............      4.78%      4.92%     5.19%     5.32%     5.56%     3.99%+    3.88%    4.01%   4.29%   4.42%   4.48%
 Portfolio turnover
  rate..................      6.07%     24.74%    11.76%    12.90%     2.96%     6.07%++   6.07%   24.74%  11.76%  12.90%   2.96%

OREGON FUND
 Per Share Data:*
 Net asset value,
  beginning of period...      $8.05      $7.87     $7.65     $7.66     $7.43     $7.83     $8.04    $7.87   $7.64   $7.65   $7.43
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Income from investment
  operations:
 Net investment
  income***.............       0.35       0.36      0.38      0.40      0.40      0.10      0.28     0.29    0.31    0.33    0.33
 Net gains or losses on
  securities (both
  realized and
  unrealized)...........      (0.52)      0.28      0.26        --      0.25     (0.35)    (0.51)    0.27    0.27      --    0.24
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Total from investment
  operations............      (0.17)      0.64      0.64      0.40      0.65     (0.25)    (0.23)    0.56    0.58    0.33    0.57
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income.....      (0.35)     (0.36)    (0.38)    (0.40)    (0.40)    (0.10)    (0.28)   (0.29)  (0.31)  (0.33)  (0.33)
 Distributions from
  capital gains.........      (0.05)     (0.10)    (0.04)    (0.01)    (0.02)       --     (0.05)   (0.10)  (0.04)  (0.01)  (0.02)
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Total distributions....      (0.40)     (0.46)    (0.42)    (0.41)    (0.42)    (0.10)    (0.33)   (0.39)  (0.35)  (0.34)  (0.35)
                           --------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
 Net asset value, end of
  period................      $7.48      $8.05     $7.87     $7.65     $7.66     $7.48     $7.48    $8.04   $7.87   $7.64   $7.65
                           ========   ========  ========  ========  ========    ======    ======   ======  ======  ======  ======
 Total Return:                (2.16)%     8.48%     8.60%     5.27%     9.05%    (3.32)%  (2.92)%    7.37%   7.77%   4.33%   7.86%
 Ratios/Supplemental
  Data:
 Net assets, end of
  period
  (in thousands)........    $54,473    $57,601   $55,239   $57,345   $59,549    $   --    $2,231   $2,650  $1,678  $1,540  $1,495
 Ratio of expenses to
  average
  net assets*** ........      0.86%      0.88%     0.90%     0.86%     0.86%    1.73% +    1.76%    1.79%   1.80%   1.76%   1.83%
 Ratio of net income to
  average
  net assets*** ........      4.52%      4.60%     4.88%     5.18%     5.40%    3.77% +    3.62%    3.69%   3.98%   4.28%   4.41%
 Portfolio turnover
  rate..................     12.28%     12.62%    19.46%    28.65%     2.47%    12.28%++  12.28%   12.62%  19.46%  28.65%   2.47%

-------------

See footnotes on page 59.

PENNSYLVANIA FUND

                                           CLASS A                           CLASS C                CLASS D
                         ------------------------------------------------  ----------- ---------------------------------------
                                  Year ended September 30,                                  Year ended September 30,
                         ------------------------------------------------  5/27/99(**) ---------------------------------------
                          1999       1998      1997      1996      1995    to 9/30/99   1999     1998    1997    1996    1995
                         -------   --------  --------  --------  --------  ----------- ------   ------  ------  ------  ------
Per Share Data:*
Net asset value,
 beginning of period....   $8.24      $7.96     $7.82     $7.79     $7.55     $7.88     $8.23    $7.95   $7.81   $7.78   $7.54
                         -------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
Income from investment
 operations:
 Net investment income..    0.34       0.35      0.36      0.38      0.38      0.10      0.28     0.29    0.30    0.32    0.31
 Net gains or losses on
  securities (both
  realized and
  unrealized)...........   (0.60)      0.36      0.24      0.12      0.37     (0.39)    (0.59)    0.36    0.24    0.12    0.37
                         -------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
Total from investment
 operations.............   (0.26)      0.71      0.60      0.50      0.75     (0.29)    (0.31)    0.65    0.54    0.44    0.68
                         -------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
Less distributions:
 Dividends from net
  investment income.....   (0.34)     (0.35)    (0.36)    (0.38)    (0.38)    (0.10)    (0.28)   (0.29)  (0.30)  (0.32)  (0.31)
 Distributions from
  capital gains.........   (0.15)     (0.08)    (0.10)    (0.09)    (0.13)      --      (0.15)   (0.08)  (0.10)  (0.09)  (0.13)
                         -------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
Total distributions.....   (0.49)     (0.43)    (0.46)    (0.47)    (0.51)    (0.10)    (0.43)   (0.37)  (0.40)  (0.41)  (0.44)
                         -------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
Net asset value, end of
 period.................   $7.49      $8.24     $7.96     $7.82     $7.79     $7.49     $7.49    $8.23   $7.95   $7.81   $7.78
                         =======   ========  ========  ========  ========    ======    ======   ======  ======  ======  ======
Total Return:              (3.38)%     9.20%     7.89%     6.57%    10.55%    (3.84)%   (3.99)%   8.36%   7.07%   5.76%   9.53%
Ratios/Supplemental
 Data:
Net assets, end of
 period
 (in thousands) ........ $25,142    $29,582   $30,092   $31,139   $33,251      $143      $856     $607    $816    $876    $426
Ratio of expenses to
 average
 net assets.............   1.21%      1.19%     1.19%     1.11%     1.21%     1.93%+    1.96%    1.97%   1.96%   1.88%   2.23%
Ratio of net income to
 average
 net assets.............   4.25%      4.34%     4.60%     4.82%     5.05%     3.69%+    3.50%    3.56%   3.83%   4.05%   4.10%
Portfolio turnover
 rate...................   7.80%     13.05%    32.99%     4.56%    11.78%     7.80%++   7.80%   13.05%  32.99%   4.56%  11.78%

SOUTH CAROLINA FUND
Per Share Data:*
Net asset value,
 beginning of period....   $8.38      $8.16     $8.07     $7.97     $7.61     $8.08     $8.38    $8.16   $8.06   $7.97   $7.61
                         -------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
Income from investment
 operations:
 Net investment income..    0.38       0.39      0.40      0.41      0.41      0.11      0.30     0.31    0.33    0.34    0.34
 Net gains or losses on
  securities (both
  realized and
  unrealized)...........   (0.64)      0.29      0.22      0.12      0.37     (0.42)    (0.65)    0.29    0.23    0.11    0.37
                         -------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
Total from investment
 operations.............   (0.26)      0.68      0.62      0.53      0.78     (0.31)    (0.35)    0.60    0.56    0.45    0.71
                         -------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
Less distributions:
 Dividends from net
  investment income.....   (0.38)     (0.39)    (0.40)    (0.41)    (0.41)    (0.11)    (0.30)   (0.31)  (0.33)  (0.34)  (0.34)
 Distributions from
  capital gains.........   (0.07)     (0.07)    (0.13)    (0.02)    (0.01)      --      (0.07)   (0.07)  (0.13)  (0.02)  (0.01)
                         -------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
Total distributions.....   (0.45)     (0.46)    (0.53)    (0.43)    (0.42)    (0.11)    (0.37)   (0.38)  (0.46)  (0.36)  (0.35)
                         -------   --------  --------  --------  --------    ------    ------   ------  ------  ------  ------
Net asset value, end of
 period.................   $7.67      $8.38     $8.16     $8.07     $7.97     $7.66     $7.66    $8.38   $8.16   $8.06   $7.97
                         =======   ========  ========  ========  ========    ======    ======   ======  ======  ======  ======
Total Return:              (3.32)%     8.66%     7.99%     6.82%    10.69%    (4.01)%   (4.32)%   7.68%   7.15%   5.73%   9.63%
Ratios/Supplemental
 Data:
Net assets, end of
 period
 (in thousands) ........ $92,793   $106,328  $101,018  $108,163  $112,421      $335    $5,936   $5,594  $3,663  $2,714  $1,704
Ratio of expenses to
 average
 net assets ............   0.83%      0.80%     0.84%     0.80%     0.88%     1.72%+    1.73%    1.71%   1.75%   1.70%   1.85%
Ratio of net income to
 average
 net assets.............   4.65%      4.74%     5.04%     5.15%     5.38%     3.96%+    3.75%    3.83%   4.13%   4.25%   4.40%
Portfolio turnover
 rate...................  18.06%     16.63%        --    20.66%     4.13%    18.06%++  18.06%   16.63%      --  20.66%   4.13%

-------------
* Per share amounts are based on average shares outstanding.

** Commencement of offering of Class C shares.

*** For periods prior to 1996 (1997 for the Florida Fund and the North Carolina
    Fund), Seligman voluntarily waived a portion of its management fees. These amounts reflect the effect of the waivers.


+ Annualized.

++ For the year ended September 30, 1999.

How to Contact Us

The Fund          Write:   Corporate Communications/
                           Investor Relations Department
                           J. & W. Seligman & Co. Incorporated
                           100 Park Avenue, New York, NY 10017

                  Phone:   Toll-Free (800) 221-7844 in the US or
                           (212) 850-1864 outside the US

                  Website: http://www.seligman.com

Your Regular
(Non-Retirement)
Account           Write:   Shareholder Services Department
                           Seligman Data Corp.
                           100 Park Avenue, New York, NY 10017

                  Phone:   Toll-Free (800) 221-2450 in the US or
                           (212) 682-7600 outside the US

                  Website: http://www.seligman.com

                24-hour automated telephone access is
                available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information.

For More Information

The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                              J.& W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBERS: Seligman Municipal Fund Series, Inc.: 811-3828
                  Seligman Municipal Series Trust: 811-4250
                  Seligman New Jersey Municipal Fund, Inc.: 811-5126 Seligman Pennsylvania Municipal Fund Series: 811-4666

                         SELIGMAN MUNICIPAL SERIES TRUST

                 Seligman California Municipal High-Yield Series
                  Seligman California Municipal Quality Series



                       Statement of Additional Information
                                February 1, 2000


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450



This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2000. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Funds at the above address or telephone numbers.

The financial statements and notes included in the Funds' Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.



                                Table of Contents

         Fund History ...........................................    2
         Description of the Funds and their Investments and Risks    2
         Management of the Funds ................................    7
         Control Persons and Principal Holders of Securities ....   12
         Investment Advisory and Other Services .................   13
         Brokerage Allocation and Other Practices ...............   19
         Shares of Beneficial Interest and Other Securities .....   19
         Purchase, Redemption, and Pricing of Shares ............   20
         Taxation of the Funds ..................................   24
         Underwriters ...........................................   26
         Calculation of Performance Data ........................   28
         Financial Statements ...................................   31
         General Information ....................................   31
         Appendix A .............................................   33
         Appendix B .............................................   36
         Appendix C .............................................   43



TEB1A

                                  Fund History

Seligman Municipal Series Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated July 27, 1984.

            Description of the Funds and their Investments and Risks

Classification

Seligman Municipal Series Trust is a non-diversified, open-end management investment company, or mutual fund. It consists of four separate series, two of which are discussed in this SAI:

Seligman California Municipal High-Yield Series (High-Yield Fund)
Seligman California Municipal Quality Series (Quality Fund)
Seligman Florida Municipal Series
Seligman North Carolina Municipal Series

Investment Strategies and Risks

The following information regarding the Funds' investments and risks supplements the information contained in the Prospectus.

The Funds seek to provide income exempt from regular federal income taxes and the personal income taxes of California consistent with the preservation of capital and with consideration given to opportunities for capital gain.

The High-Yield Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within any rating category of Moody's Investors Service (Moody's) or Standard & Poor's Corporation (S&P), including securities rated below investment grade or securities that are not rated. The securities in which the High-Yield Fund invests generally involve greater volatility of price and risk of loss of principal and income than securities in higher rated categories.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

The Quality Fund is expected to invest, without limitations, in municipal securities which on the date of purchase are rated with the three highest rating categories of Moody's or S&P.

Each Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, a Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

A description of the credit rating categories is contained in Appendix A to this SAI.


California Municipal Securities. California Municipal Securities includes notes, bonds, and commercial paper issued by or on behalf of the State of California, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes and California state personal income taxes. Municipal securities are traded primarily in an over-the-counter market. Each may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.


Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Funds invest principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


On September 16, 1999, the Board of Trustees eliminated the non-fundamental policy that prohibited each Fund, with respect to 75% of the value of its assets, from purchasing any revenue bonds if, as a result of such purchase, more than 5% of each Fund's assets would be invested in the revenue bonds of a single issuer. However, each Fund remains subject to a fundamental policy which prohibits each Fund, with respect to 50% of the value of its total assets, from purchasing the securities of any one issuer if, as a result of such purchase, more than 5% of each Fund's total assets (at market value) would be invested in the securities of a single issuer (except for obligations issued or The Funds may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:




     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. A Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate securities provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on

Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that a Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, a Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. A Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. Each Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by a Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Funds currently do not purchase participation interests and have no current intention of doing so.

When-Issued Securities. Each Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. A Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. A Fund meets in respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, form the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in each Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Funds are authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Funds have no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at a Fund's option, specified securities at a specified price.


The price which a Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, each Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Funds should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, a Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission (SEC) for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the SEC will issue such an order.

Standby commitments with respect to portfolio securities of a Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of a Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the SEC.


Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. Each Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, each Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and California personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of a Fund's net assets.

Except as otherwise specifically noted above, the Funds' investment strategies are not fundamental and a Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of a Fund. Under these policies, a Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). A Fund will not purchase additional portfolio securities if such Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentality's are not considered an industry for purposes of this limitation;

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentality's);


- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for trustees;


- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

A Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of a Fund, municipal securities satisfying a Fund's investment objectives may not be purchased, a Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "California Municipal Securities" above that would otherwise meet that Fund's objectives.

Also, in abnormal market conditions, a Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as Treasury Bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S&P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover


Portfolio transactions will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates but a Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rates for the High-Yield Fund for the fiscal years ended September 30, 1999 and 1998 were 27.61% and 10.75%, respectively. The portfolio turnover rates for the Quality Fund for the fiscal years ended September 30, 1999 and 1998 were 20.24% and 30.82%, respectively. The fluctuation in portfolio turnover rates of each Fund resulted from conditions in the California municipal market. A Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.


                             Management of the Funds

Board of Trustees

The Board of Trustees provides broad supervision over the affairs of the Funds.

Management Information

Trustees and officers of the Funds, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Funds, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

       Name,                                                                                    Principal
     (Age) and                Position(s) Held                                             Occupation(s) During
      Address                    with Fund                                                     Past 5 Years
      -------                    ---------                                                     ------------
 William C. Morris*           Trustee, Chairman of                Chairman, J. & W. Seligman & Co. Incorporated, Chairman and
        (61)                    the Board, Chief                  Chief Executive Officer, the Seligman Group of investment
                             Executive Officer and                companies; Chairman, Seligman Advisors, Inc, Seligman
                                Chairman of the                   Services, Inc., and Carbo Ceramics Inc., ceramic proppants
                              Executive Committee                 for oil and gas industry; and Director, Seligman Data Corp.,
                                                                  Kerr-McGee Corporation, diversified energy company.
                                                                  Formerly, Director, Daniel Industries Inc., manufacturer of oil and gas metering equipment.

   Brian T. Zino*            Trustee, President and               Director and President, J. & W. Seligman & Co. Incorporated;
        (47)                      Member of the                   President (with the exception of Seligman Quality Municipal
                              Executive Committee                 Fund, Inc. and Seligman Select Municipal Fund, Inc.) and
                                                                  Director or Trustee, the Seligman Group of investment
                                                                  companies; Chairman, Seligman Data Corp.; Member of the
                                                                  Board of Governors of the Investment Company Institute and
                                                                  Director, ICI Mutual Insurance Company, Seligman Advisors,
                                                                  Inc., and Seligman Services, Inc.

Richard R. Schmaltz*         Trustee and Member of                Director and Managing Director, Director of Investments, J.
        (59)                     the Executive                    & W. Seligman & Co. Incorporated; Director or Trustee, the
                                   Committee                      Seligman Group of investment companies (except Seligman Cash
                                                                  Management Fund, Inc.); Director, Seligman Henderson Co.,
                                                                  and Trustee Emeritus of Colby College. Formerly, Director,
                                                                  Investment Research at Neuberger & Berman from May 1993 to
                                                                  September 1996.


   John R. Galvin                   Trustee                       Dean, Fletcher School of Law and Diplomacy at Tufts
        (70)                                                      University; Director or Trustee, the Seligman Group of
  Tufts University                                                investment companies; Chairman Emeritus, American Council on
  Packard Avenue,                                                 Germany; Governor of the Center for Creative Leadership;
 Medford, MA 02155                                                Director, Raytheon Co., electronics; National Defense
                                                                  University; and the Institute for Defense Analysis.
                                                                  Formerly, Director, USLIFE Corporation, life insurance;
                                                                  Ambassador, U.S. State Department for negotiations in
                                                                  Bosnia; Distinguished Policy Analyst at Ohio State
                                                                  University and Olin Distinguished Professor of National
                                                                  Security Studies at the United States Military Academy. From
                                                                  June, 1987 to June, 1992, he was the Supreme Allied
                                                                  Commander, Europe and the Commander-in-Chief, United States
                                                                  European Command.

  Alice S. Ilchman                  Trustee                       Retired President, Sarah Lawrence College; Director or
        (64)                                                      Trustee, the Seligman Group of investment companies;
 18 Highland Circle                                               Trustee, the Committee for Economic Development; and
Bronxville, NY 10708                                              Chairman, The Rockefeller Foundation, charitable foundation.
                                                                  Formerly, Trustee, The Markle Foundation, philanthropic
                                                                  organization; and Director, New York Telephone Company and
                                                                  International Research and Exchange Board, intellectual
                                                                  exchanges.

       Name,                                                                                    Principal
     (Age) and                Position(s) Held                                             Occupation(s) During
      Address                    with Fund                                                     Past 5 Years
      -------                    ---------                                                     ------------
   Frank A. McPherson               Trustee                       Retired Chairman and Chief Executive Officer of Kerr-McGee
        (66)                                                      Corporation; Director or Trustee, the Seligman Group of
2601 Northwest Expressway,                                        investment companies; Director, Kimberly-Clark Corporation,
     Suite 805E                                                   consumer products; Bank of Oklahoma Holding Company; Baptist
Oklahoma City, OK 73112                                           Medical Center; Oklahoma Chapter of the Nature Conservancy;
                                                                  Oklahoma Medical Research Foundation; and National Boys and
                                                                  Girls Clubs of America; and Member of the Business
                                                                  Roundtable and National Petroleum Council. Formerly,
                                                                  Chairman, Oklahoma City Public Schools Foundation; and
                                                                  Director, Federal Reserve System's Kansas City Reserve Bank
                                                                  and the Oklahoma City Chamber of Commerce.


   John E. Merow                    Trustee                       Retired Chairman and Senior Partner, Sullivan & Cromwell,
       (70)                                                       law firm; Director or Trustee, the Seligman Group of
 125 Broad Street,                                                investment companies; Director, Commonwealth Industries,
New York, NY 10004                                                Inc., manufacturers of aluminum sheet products; the Foreign
                                                                  Policy Association; Municipal Art Society of New York; the
                                                                  U.S. Council for International Business; and New
                                                                  York-Presbyterian Hospital; Chairman, New York-Presbyterian
                                                                  Healthcare Network, Inc.; Vice-Chairman, the U.S.-New
                                                                  Zealand Council; and Member of the American Law Institute
                                                                  and Council on Foreign Relations.

  Betsy S. Michel                   Trustee                       Attorney; Director or Trustee, the Seligman Group of
       (57)                                                       investment companies; Trustee, The Geraldine R. Dodge
   P.O. Box 449                                                   Foundation, charitable foundation. Formerly, Chairman of the
Gladstone, NJ 07934                                               Board of Trustees of St. George's School (Newport, RI)and
                                                                  Director, the National Association of Independent Schools
                                                                  (Washington, DC).


  James C. Pitney                   Trustee                       Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director
       (73)                                                       or Trustee, the Seligman Group of investment companies. Formerly,
 Park Avenue at Morris                                            Director, Public Service Enterprise Group, public utility.
County, P.O. Box 1945,
  Morristown, NJ 07962


   James Q. Riordan                 Trustee                       Director or Trustee, the Seligman Group of investment
         (72)                                                     companies; Director, The Houston Exploration Company, oil
   675 Third Avenue,                                              exploration; The Brooklyn Museum, KeySpan Energy
      Suite 3004                                                  Corporation; and Public Broadcasting Service; and Trustee,
  New York, NY 10017                                              the Committee for Economic Development. Formerly,
                                                                  Co-Chairman of the Policy Council of the Tax Foundation;
                                                                  Director, Tesoro Petroleum Companies, Inc. and Dow Jones &
                                                                  Company, Inc.; Director and President, Bekaert Corporation;
                                                                  and Co-Chairman, Mobil Corporation.



       Name,                                                                                    Principal
     (Age) and                Position(s) Held                                             Occupation(s) During
      Address                    with Fund                                                     Past 5 Years
      -------                    ---------                                                     ------------

    Robert L. Shafer                Trustee                       Retired Vice President, Pfizer Inc., pharmaceuticals;
          (67)                                                    Director or Trustee, the Seligman Group of investment
  96 Evergreen Avenue,                                            companies. Formerly, Director, USLIFE Corporation, life
      Rye, NY 10580                                               insurer.

    James N. Whitson                Trustee                       Director and Consultant, Sammons Enterprises, Inc., a
          (64)                                                    diversified holding company; Director or Trustee, the
 6606 Forestshire Drive                                           Seligman Group of investment companies; Director, C-SPAN,
   Dallas, TX 75230                                               cable television, and CommScope, Inc., manufacturer of
                                                                  coaxial cables. Formerly, Executive Vice President, Chief
                                                                  Operating Officer, Sammons Enterprises, Inc.; and Director,
                                                                  Red Man Pipe and Supply Company, piping and other materials.


     Thomas G. Moles         Vice President and                   Director and Managing Director, J. & W. Seligman & Co.
           (57)              Senior Portfolio                     Incorporated; Vice President and Senior Portfolio Manager,
                                 Manager                          three other open-end investment companies in the Seligman
                                                                  Group of investment companies; President and Senior
                                                                  Portfolio Manager, Seligman Quality Municipal Fund, Inc. and
                                                                  Seligman Select Municipal Fund, Inc., closed-end investment companies; and Director, Seligman Advisors, Inc. and
                                                                  Seligman Services, Inc.

    Lawrence P. Vogel           Vice President                    Senior Vice President, Finance, J. & W. Seligman & Co.
          (43)                                                    Incorporated, Seligman Advisors, Inc., and Seligman Data
                                                                  Corp.; Vice President, the Seligman Group of investment
                                                                  companies and Seligman Services, Inc.; Vice President and
                                                                  Treasurer, Seligman International, Inc.; and Treasurer,
                                                                  Seligman Henderson Co.

     Frank J. Nasta                Secretary                      General Counsel, Senior Vice President, Law and Regulation
          (35)                                                    and Corporate Secretary, J. & W. Seligman & Co.
                                                                  Incorporated; Secretary, the Seligman Group of investment
                                                                  companies, Seligman Advisors, Inc., Seligman Henderson Co.,
                                                                  Seligman Services, Inc., Seligman International, Inc. and
                                                                  Seligman Data Corp.

      Thomas G. Rose               Treasurer                      Treasurer, the Seligman Group of investment companies and Seligman
           (42)                                                   Data Corp.


The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Funds for which no market valuation is available, and to elect or appoint officers of the Funds to serve until the next meeting of the Board.

Trustees and officers of the Funds are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                                             Pension or        Total Compensation
                                                             Aggregate                   Retirement Benefits    from Funds and
             Name and                                      Compensation                  Accrued as Part of    Fund Complex Paid
        Position with Funds                               from Funds (1)                    Fund Expenses     to Trustees (1)(2)
        -------------------                               --------------                    -------------     ------------------
William C. Morris, Trustee and Chairman                         N/A                              N/A                     N/A
Brian T. Zino, Trustee and President                            N/A                              N/A                     N/A
Richard R. Schmaltz, Trustee                                    N/A                              N/A                     N/A
John R. Galvin, Trustee                                      $1,260                              N/A                 $82,000
Alice S. Ilchman, Trustee                                     1,220                              N/A                  80,000
Frank A. McPherson, Trustee                                   1,260                              N/A                  80,000
John E. Merow, Trustee                                        1,260                              N/A                  80,000
Betsy S. Michel, Trustee                                      1,260                              N/A                  82,000
James C. Pitney, Trustee                                      1,180                              N/A                  74,000
James Q. Riordan, Trustee                                     1,220                              N/A                  80,000
Robert L. Shafer, Trustee                                     1,220                              N/A                  80,000
James N. Whitson, Trustee                                     1,220(3)                           N/A                  80,000(3)

----------

(1)  For the Funds' fiscal year ended September 30, 1999.

(2) The Seligman Group of investment companies consists of twenty investment companies.

(3)  Deferred.

Seligman Municipal Series Trust has a compensation arrangement under which outside trustees may elect to defer receiving their fees. Seligman Municipal Series Trust has adopted a deferred compensation plan under which a trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Funds' financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Funds to Mr. Whitson as of September 30, 1999 was $13,529.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $28,259 and $12,996, respectively, as of September 30, 1999.

Each Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the deferred compensation plan.

Sales Charges

Class A shares of the Funds may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Funds, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Funds.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of Investment Companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from engaging in short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC's Internet site, http://www.sec.gov.


               Control Persons and Principal Holders of Securities

Control Persons


As of January 7, 2000, there was no person or persons who controlled any of the Funds, either through significant ownership of Fund shares or any other means of control.


Principal Holders


As of January 7, 2000, Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S)for the Sole Benefit of Its Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246 owned of record 7.27% of Quality Fund's Class A shares of beneficial interest then outstanding and 60.22% of Quality Fund's Class D shares of beneficial interest then outstanding. As of the same date, MLPF&S owned of record 6.35% of the High-Yield Fund's Class A shares of beneficial interest then outstanding and 18.86% of the High-Yield Fund's Class D shares of beneficial interest then outstanding.

As of January 7, 2000, Bruce Berg & Linda Bert Ttees, Bruce O. Berg & Linda E. Berg TR U/A Dtd 06/14/94, One Rolling Hills Road, Tiburon, CA 94920 owned of record 10.03% of the Quality Fund's Class C shares of beneficial interest then outstanding and Prudential Securities Inc FBO Mr. Carol G. Townsend Ttee Carol
G. Townsend Trust UA Dtd 10/19/88 FBO Carol G. Townsend Trust, Monarch Beach, CA 926 owned of record 89.97% and 7.74%, respectively, of the Quality Fund's and High-Yield Fund's Class C shares of beneficial interest then outstanding. As of the same date, Roy M. Adams, Ttee J.W. Family Trust #4 Separate, FBO J. Gigloiotti U/A Dtd 0/0/0 Attn. Victor Xistris, 153 East 53rd Street, New York, NY 10022-4675 owned of record 5.60% of the High-Yield Fund's Class A shares of beneficial interest then outstanding.

As of January 7, 2000, A & D Christopher Ranch, 305 Bloomfield Avenue, Gilroy, CA 95020 owned of record 14.38% of the High-Yield Fund's Class D shares of beneficial interest then outstanding and CIBC World Markets Corp FBO C33-57182-19, PO Box 3484, Church Street Station, New York, NY 10008-3484, owned of record 5.50% of the High-Yield Fund's Class D shares of beneficial interest then outstanding.

As of the same date, the following entities owned of record more than 5% of the High-Yield Fund's Class D shares of beneficial interest then outstanding:

          14.72% Dean Witter For the Benefit of Herman Maier & Shreene Maier, PO Box 250, Church Street Station, New York, NY 92067-3213

          8.17% PaineWebber For the Benefit of George P. Sabatte Jr., 2101 Trafalgar Place, Oakland, CA 94611.

          8.17% PaineWebber for the Benefit of John B. Sabatte, 2101 Trafalgar Place, Oakland, CA 94611.

          5.42% Dean Witter for the Benefit of Ernestine B. Grimm & Edward Grimm, PO Box 250, Church Street Station, New York, NY 02106-2409.

          6.35% PaineWebber For the Benefit of Judith Was and Jerry Wax Co-Ttees of Agrmt dtd 12/11/95, 5240-2 Yarmouth Avenue, Encino, CA 91316

          5.50% Patricia M. Gough Risk Ttee, Patricia M. Gough Risk Trust U/A Dtd 11/18/98, 1731 Mantelli Drive, Gilroy, CA 95020.

          8.38% Dean Witter Reynolds Inc FBO Margaret E. Carl Ttee, PO Box 250, Church Street Station, New York, NY 10048.

          6.33% Dean Witter Reynolds Inc FBO Gloria Desser Ttee, PO Box 250, Church Street Station, New York, NY 10008.


Management Ownership


As of January 7, 2000, Trustees and officers of the Funds as a group owned less than 1% of the then outstanding Class A, Class C and Class D shares of beneficial interest of the High-Yield Fund and the Quality Fund.


                     Investment Advisory and Other Services

Investment Manager


Seligman manages the Funds. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix C for further history of Seligman.


All of the officers of the Funds listed above are officers or employees of Seligman. Their affiliations with the Funds and with Seligman are provided under their principal business occupations.


The Funds pay Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of each Fund's average daily net assets. The following chart indicates the management fees paid by each Fund for the fiscal years ended September 30, 1999, 1998 and 1997.

                                           Fiscal            Management
                                            Year                Fee
      Fund                                 Ended              Paid ($)
      ----                                 -----              --------
      High-Yield Fund                     9/30/99             $338,183
                                          9/30/98              303,287
                                          9/30/97              266,730

      Quality Fund                        9/30/99             $433,279
                                          9/30/98              442,776
                                          9/30/97              461,278


The Funds pay all of their expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Funds not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Board of Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Funds for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

Each Fund's Management Agreement was unanimously approved by the Board of Trustees at a Meeting held on October 11, 1988 and was approved by the shareholders of each Fund at a meeting held on December 15, 1988. Each Management Agreement will continue in effect until December 31 of each year if
(1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) if Seligman shall not have notified the Series at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. A Management Agreement may be terminated by a Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. Each Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.



Principal Underwriter


Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Funds and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Funds. Those individuals identified above under "Management Information" as trustees or officers of both the Funds and Seligman Advisors are affiliated persons of both entities.


Services Provided by the Investment Manager

Under the Management Agreements, each dated December 29, 1988, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities consistent with each Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Funds with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Funds who are employees or consultants of Seligman and of the officers and employees of the

Funds. Seligman also provides senior management for Seligman Data Corp., the Funds' shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to either of the Funds.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise either Fund with respect to its investments.


Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of each Fund, as set forth below:

Class A shares:

                                                                                        Regular Dealer
                                         Sales Charge            Sales Charge             Reallowance
                                           as a % of            as a % of Net              as a % of
Amount of Purchase                     Offering Price(1)       Amount Invested          Offering Price
------------------                     -----------------       ---------------          --------------
Less than  $ 50,000                         4.75%                    4.99%                  4.25%
$50,000  -  $ 99,999                        4.00                     4.17                   3.50
$100,000  -  $249,999                       3.50                     3.63                   3.00
$250,000  -  $499,999                       2.50                     2.56                   2.25
$500,000  -  $999,999                       2.00                     2.04                   1.75
$1,000,000 and over                          0                        0                      0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                                                        Regular Dealer
                                         Sales Charge            Sales Charge             Reallowance
                                           as a % of            as a % of Net              as a % of
Amount of Purchase                     Offering Price(1)       Amount Invested          Offering Price
------------------                     -----------------       ---------------          --------------
Less than  $100,000                         1.00%                    1.01%                  1.00%
$100,000  -  $249,999                       0.50                     0.50                   0.50
$250,000  -  $1,000,000                      0                         0                      0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended September 30, 1999, 1998 and 1997, Seligman Services received commissions in the following amounts:


          Fund                       Commissions Paid to Seligman Services
          ----                       -------------------------------------

                                         1999        1998        1997
                                        ------      ------      ------
          High-Yield Fund               $5,005      $1,887      $  495
          Quality Fund                   1,156       1,346       1,571

Rule 12b-1 Plan

Seligman Municipal Series Trust has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, each Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from each Fund. Payments made by each Fund under its Rule 12b-1 Plan are intended to be used to encourage sales of such Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of a Fund are allocated between the classes in accordance with a methodology approved by the Funds' Board of Trustees. Each Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A


Under the 12b-1 Plan, each Fund, with respect to Class A shares, is permitted to pay quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations currently receive from Seligman Advisors a continuing service fee of up to .10% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Trustees and may not be increased from .10% without approval of the Trustees. The Funds are not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expenses incurred in one fiscal year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from that Fund in any other fiscal year. If the 12b-1 Plan is terminated in respect of Class A shares of any Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class A shares. The total amount paid by each Fund to Seligman Advisors in respect of Class A shares, equivalent to
 .10% per annum of the Class A shares' average daily net assets for the fiscal year ended September 30, 1999, was as follows:

                                                             Total
           Fund                                            Fees Paid
           ----                                            ---------
           High-Yield Fund                                  $61,474
           Quality Fund                                      84,881


Class C


Under the 12b-1 Plan, each Fund, with respect to Class C shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Funds. The total amount paid by each Fund to Seligman Advisors in respect of Class C shares from May 27, 1999 (inception)to September 30, 1999, equivalent to 1% per annum of the Class C shares' average daily net assets, as follows:

                                                            Total
           Fund                                           Fees Paid
           ----                                           ---------
           High-Yield Fund                                  $1,884
           Quality Fund                                         29

The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Funds may exceed the 12b-1 fees paid by the Funds in that year. The 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of each Fund's Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 1999, Seligman Advisors incurred $14,942 and $123, respectively, of unreimbursed expenses in respect of the High-Yield Fund and the Quality Fund's Class C shares. These amounts are equal to 1.44% and 1.29%, respectively, of the net assets of the High-Yield Fund's and the Quality Fund's Class C shares at September 30, 1999.

If the 12b-1 Plan is terminated in respect of Class C shares of each Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to its Class C shares.


Class D


Under the 12b-1 Plan, each Fund, with respect to Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of Class D shares. This fee is used by Seligman Advisors, as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of each Fund. The total amount paid by each Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 1999, equivalent to 1% per annum of the Class D shares' average daily net assets, as follows:

                                                            Total
           Fund                                           Fees Paid
           ----                                           ---------
           High-Yield Fund                                 $75,765
           Quality Fund                                     44,706

The amounts expended by Seligman Advisors in any one year with respect to Class D shares of a Fund may exceed the 12b-1 fees paid by each Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisers in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 Plan fees received; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 1999, there were $13,266 and $16,106, respectively, of unreimbursed expenses incurred in respect of the High-Yield Fund and the Quality Fund under the 12b-1 Plan with respect to Class D shares, which is equal to .17% and .38%, respectively, of the net assets of Class D shares of the High-Yield Fund and the Quality Fund at September 30, 1999.


If the 12b-1 Plan is terminated in respect of Class D shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Funds under the 12b-1 Plan in respect of Class A and Class D shares for the fiscal year ended September 30, 1999, and in respect of Class C shares from May 27, 1999 (inception) to September 30, 1999, were spent on the following activities in the following amounts:

                                            Compensation       Compensation
                                                 To                 to
     Fund/Class                             Underwriters      Broker/Dealers
     ----------                             ------------      --------------
     High-Yield Fund/A                        $61,474            $   -0-
     High-Yield Fund/C                          1,884                -0-
     High-Yield Fund/D                         27,742             48,023

     Quality/A                                 84,881                -0-
     Quality/C                                     29                -0-
     Quality/D                                 24,797             19,909


The 12b-1 Plan was approved on July 16, 1992 by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Trustees) and was approved by shareholders of the Funds on November 23, 1992. The 12b-1 Plan became effective on January 1, 1993. Amendments to the 12b-1 Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of each Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Funds shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Funds be made by such disinterested Trustees.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Funds pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 1999, 1998 and 1997, Seligman Services received distribution and service fees from the Funds pursuant to the 12b-1 Plan, as follows:

                                        Distribution and Service Fees Paid to
                                                  Seligman Services
                                                  -----------------

     Fund                                 1999          1998          1997
     ----                                 ----          ----          ----
     High-Yield Fund                     $2,017        $1,597        $1,414
     Quality                              2,438         2,602         2,688

                    Brokerage Allocation and Other Practices


Brokerage Transactions


For the fiscal years ended September 30, 1999, 1998 and 1997, no brokerage commissions were paid by either of the Funds. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


In over-the-counter markets, the Funds deal with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Funds may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions


For the fiscal years ended September 30, 1999, 1998 and 1997, the Funds did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Funds, Seligman, or Seligman Advisors.


Regular Broker-Dealers


During the Funds' fiscal year ended September 30, 1999, neither of the Funds acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.


               Shares of Beneficial Interest and Other Securities

Shares of Beneficial Interest


Seligman Municipal Series Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, four series have been authorized, the Funds being two of them. Each Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of a Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Massachusetts law. Seligman Municipal Series Trust has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of shares of beneficial interest. In accordance with the Declaration of Trust, the Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the multiples plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.


Other Securities

Seligman Municipal Series Trust has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of a Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of a Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that a Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Funds' shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Funds' Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of a Fund may use the Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Trustees of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class C and Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.

The securities in which the Funds invest are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.


Specimen Price Make-Up

Under the current distribution arrangements between the Funds and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at September 30, 1999, the maximum offering price of the Funds' shares is as follows:

                                                          Class A

                                       NAV                 Maximum Sales Charge              Offering Price
       Fund                         Per Share            (4.75% of Offering Price)              to Public
       ----                         ---------            -------------------------              ---------
       High-Yield Fund                $6.28                        $.31                           $6.59
       Quality Fund                    6.42                         .32                            6.74

                                                           Class C

                                       NAV                   Maximum Sales Charge            Offering Price
       Fund                         Per Share            (1.00% of Offering Price(1))           to Public
       ----                         ---------            ----------------------------           ---------
       High-Yield Fund                $6.29                        $.06                           $6.35
       Quality Fund                    6.40                         .06                            6.46

                                                           Class D


                                                              NAV and Offering
           Fund                                              Price Per Share(2)
           ----                                              ------------------
           High-Yield Fund                                         $6.29
           Quality Fund                                             6.40

---------------
(1) In addition to the 1.00% front-end sales charge, Class C shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase.

(2) Class D shares are also subject to a 1% CDSC if you redeem your shares within one year of purchase.


Redemption in Kind


The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the SEC. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.


                              Taxation of the Funds

Each of the Funds is treated as a separate corporation for federal income tax purposes. As a result, determinations of net investment income, exempt-interest dividends and net long-term and short-term capital gain and loss will be made separately for each Fund.

Each of the Funds is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, a Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of a Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and a Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of a Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by a Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from a Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of any Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in a Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of a Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of a Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of any Fund.

California Taxes

In the opinion of Sullivan & Cromwell, counsel to the Funds, provided that at the end of each quarter of its taxable year at least 50% of the total assets of the High-Yield Fund or Quality Fund consist of federally tax-exempt obligations of the State of California and its political subdivisions (California Municipal Securities), shareholders of each such Fund who are subject to California State taxation on dividends will not be subject to California personal income taxes on dividends from that Fund attributable to interest received by each such Fund on California Municipal Securities as well as on certain other federally tax-exempt obligations the interest on which is exempt from California personal income taxes. To the extent that the distributions are derived from other income, including long- or short-term capital gains, such distributions will not be exempt from California personal income taxation, and, further to the extent that they constitute long-term capital gain dividends they will be taxed as long-term gain to a shareholder.

Interest on indebtedness incurred or continued to purchase or carry shares of the High-Yield Fund or Quality Fund will not be deductible for California personal income tax purposes to the extent such Fund distributions are exempt from California personal income tax.

Prospective investors should be aware that an investment in these Funds may not be suitable for persons who are not residents of the State of California or who do not receive income subject to income taxes of the State.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Funds are required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Funds also reserve the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities


Seligman Municipal Series Trust and Seligman Advisors are parties to a Distributing Agreement, dated January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Funds. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Funds' shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total initial sales charges paid by shareholders of Class A and Class C shares of the Funds for the fiscal year ended September 30, 1999, and of Class A shares of the Funds for the fiscal years ended September 30, 1998 and 1997, are shown below. No Class C shares were issued or outstanding for the fiscal years ended September 30, 1998 and 1997. Also shown are the amounts of Class A and Class C sales charges that were retained by Seligman Advisors for the same periods:


                                             1999

                    Total Sales Charges Paid by    Amount of Class A and Class C
                    Shareholders On Class A and      Sales Charges Retained by
Fund                     Class C Shares                   Seligman Advisors
----                     --------------                   -----------------
High-Yield Fund              $113,308                          $12,848
Quality Fund                   83,957                            9,862

                                             1998

                       Total Sales Charges             Amount of Class A
                       Paid by Shareholders         Sales Charges Retained by
Fund                    On Class A Shares              Seligman Advisors
----                    -----------------              -----------------
High-Yield Fund              $137,920                          $17,349
Quality Fund                   99,647                           11,984

                                              1997

                       Total Sales Charges             Amount of Class A
                       Paid by Shareholders         Sales Charges Retained by
Fund                    On Class A Shares              Seligman Advisors
----                    -----------------              -----------------
High-Yield Fund               $146,934                       $17,268
Quality Fund                    55,181                         6,928


Compensation


Seligman Advisors received the following commissions and other compensation from the Funds during the fiscal year ended September 30, 1999:

                           Net Underwriting         Compensation on
                            Discounts and           Redemptions and
                             Commissions              Repurchases
                         (Class A and Class C       (CDSC on Class A,
                            Sales Charges          Class C and Class D            Brokerage               Other
Fund                          Retained)             Shares Retained)             Commissions          Compensation
----                          ---------             ----------------             -----------          ------------
High-Yield Fund                $12,848                      $14,468                 $-0-                    $-0-
Quality Fund                     9,862                        2,264                  -0-                     -0-


Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by the Manager during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

Class A


The annualized yields for the 30-day period ended September 30, 1999 for the Class A shares of the High-Yield Fund and the Quality Fund were 4.71% and 4.47%, respectively. The annualized yields were computed by dividing a Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 1999, which was the last day of this period. The average number of Class A shares of the High-Yield Fund and the Quality Fund was 9,430,572 and 11,718,048, respectively, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yields for the Class A shares of the High-Yield Fund and the Quality Fund for the 30-day period ended September 30, 1999 were 8.60% and 8.16%, respectively. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 45.22% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to California's personal income taxes). Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total returns for the one-year period ended September 30, 1999 for the Class A shares of the High-Yield Fund and the Quality Fund were (7.44)% and (8.26)%, respectively. The average annual total returns for the five-year period ended September 30, 1999 for the Class A shares of the High-Yield Fund and the Quality Fund were 4.83% and 5.18%, respectively. The average annual total returns for the ten-year period ended September 30, 1999 for the Class A shares of the High-Yield Fund and the Quality Fund were 6.17% and 6.12%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of each Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by each Fund's Class A shares over the relevant time periods were reinvested. It was then assumed that at the end of the one-, five- and ten-year periods of each Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).


Class C


The annualized yields for the 30-day period ended September 30, 1999 for the Class C shares of the High-Yield Fund and the Quality Fund were 3.99% and 3.76%, respectively. The annualized yields were computed as discussed above for Class A shares by dividing a Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 1.00% of the net amount invested) on September 30, 1999, which was the last day of this period. The average number of Class C shares of the High-Yield Fund and the Quality Fund were 122,745 and 1,486, respectively, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yields for the Class C shares of the High-Yield Fund and the Quality Fund for the 30-day period ended September 30, 1999 were 7.28% and 6.86%, respectively. The tax equivalent annualized yields were computed by first computing the annualized yield as discussed above for Class A shares. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 45.22% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to California's personal income taxes). Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class C shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The total returns for the period from May 27, 1999 (inception) to September 30, 1999 for the Class C shares of the High-Yield Fund and the Quality Fund were (5.74)% and (5.96)%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class C shares of each Fund. From this $1,000, the maximum sales load of $10.00 (1.00% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by each Fund's Class C shares over the period were reinvested. It was then assumed that at the end of the period of each Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class D


The annualized yields for the 30-day period ended September 30, 1999 of the Class D shares of the High-Yield Fund and the Quality Fund were 4.03% and 3.79%, respectively. The annualized yields were computed as discussed above for Class A shares by dividing a Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 19998, which was the last day of this period. The average number of Class D shares of the High-Yield Fund and the Quality Fund was 1,223,536 and 664,535, respectively, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yields for the 30-day period ended September 30, 1999 for the Class D shares of the High-Yield Fund and the Quality Fund were 7.36% and 6.92%, respectively. The tax equivalent annualized yields were computed as discussed above for Class A shares.

The average annual total returns for the Class D shares of the High-Yield Fund and the Quality Fund for the one-year period ended September 30, 1999 were (4.47)% and (5.47)%, respectively. The average annual total returns for the Class D shares of the High-Yield Fund and the Quality Fund for the five-year period ended September 30, 1999 were 4.88% and 5.21%, respectively. The average annual total returns for the period from February 1, 1994 (inception) through September 30, 1999 for the High-Yield Fund and the Quality Fund were 3.83 and 3.06%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of each Fund and that all of the dividends and capital gain distributions by each Fund's Class D shares over the relevant time periods were reinvested. It was then assumed that at the end of the one- and five-year periods and the period since inception of each Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The tables below illustrate the total returns on a $1,000 investment in each of the Fund's Class A, Class C and Class D shares for the ten years ended September 30, 1999, or from a Class's inception through September 30, 1999, assuming investment of all dividends and capital gain distributions.


                                                           Class A

    Fund/                  Value of              Value of                 Value                  Total Value
     Year                   Initial            Capital Gain                of                        Of                 Total
   Ended(1)              Investment(2)         Distributions            Dividends               Investment(2)        Return(1)(3)
   --------              -------------         -------------            ---------               -------------        ------------
  High-Yield
   9/30/90                 $  925                  $ 15                   $ 65                    $1,005
   9/30/91                    973                    17                    141                     1,131
   9/30/92                    996                    19                    218                     1,233
   9/30/93                  1,007                    58                    299                     1,364
   9/30/94                    943                    71                    356                     1,370
   9/30/95                    969                    72                    450                     1,491
   9/30/96                    973                    78                    537                     1,588
   9/30/97                    990                   103                    634                     1,727
   9/30/98                  1,018                   115                    740                     1,873
   9/30/99                    940                   112                    768                     1,820                81.98%

   Quality
   9/30/90                 $  916                 $ 17                    $ 60                    $  993
   9/30/91                    979                   24                     133                     1,136
   9/30/92                  1,008                   28                     208                     1,244
   9/30/93                  1,072                   51                     294                     1,417
   9/30/94                    941                   73                     326                     1,340
   9/30/95                    979                   90                     416                     1,485
   9/30/96                    994                   94                     501                     1,589
   9/30/97                  1,029                   98                     603                     1,730
   9/30/98                  1,062                  109                     709                     1,880
   9/30/99                    946                  153                     712                     1,811                81.13%


                                                           Class C

    Fund/                  Value of              Value of                 Value                  Total Value
     Year                   Initial            Capital Gain                of                        Of                 Total
   Ended(1)              Investment(2)         Distributions            Dividends               Investment(2)        Return(1)(3)
   --------              -------------         -------------            ---------               -------------        ------------
High-Yield
 9/30/99                     $931                $-0-                   $12                         $943                 (5.74)%

 Quality
 9/30/99                     $929                $-0-                   $11                         $940                 (5.96)%


                                                           Class D

    Fund/                  Value of              Value of                 Value                  Total Value
     Year                   Initial            Capital Gain                of                        Of                 Total
   Ended(1)              Investment(2)         Distributions            Dividends               Investment(2)        Return(1)(3)
   --------              -------------         -------------            ---------               -------------        ------------
  High-Yield
   9/30/94                 $  946                 $  -0-                 $  29                      $  975
   9/30/95                    971                    -0-                    80                       1,051
   9/30/96                    975                      4                   130                       1,109
   9/30/97                    992                     20                   182                       1,194
   9/30/98                  1,020                     27                   236                       1,283
   9/30/99                    943                     29                   265                       1,237              23.73%

   Quality
   9/30/94                 $  895                 $  -0-                 $  25                      $  920
   9/30/95                    929                     10                    69                       1,008
   9/30/96                    945                     12                   114                       1,071
   9/30/97                    978                     12                   164                       1,154
   9/30/98                  1,009                     18                   216                       1,243
   9/30/99                    898                     53                   235                       1,186              18.60%

----------
(1) For the ten-year period ended September 30, 1999 for Class A shares, from commencement of operations for Class C shares on May 27, 1999 and from commencement of operations for Class D shares on February 1, 1994.

(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash, and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of a Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales charge or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.


Each Fund's total returns and average annual total returns for Class A shares quoted above do not reflect the deduction of 12b-1 fees for periods prior to January 1, 1993, because the 12b-1 Plan was implemented on that date. If these fees were reflected, the performance results presented would have been lower.

                              Financial Statements


The Annual Report to Shareholders of Seligman Municipal Series Trust for the fiscal year ended September 30, 1999 , contains a schedule of the investments of the Funds as of September 30, 1999, as well as certain other financial information. The financial statements and notes included in the Annual Report and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.


                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.


As a general matter, the Trust will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any contract as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Trust or any series, including the Fund, to the extent and as provided in the Declaration of Trust, (d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series, abolishing series when there are no units thereof outstanding, changing the name of the Trust or the name of any series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Code, or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies), which amendments require approval by a majority of the Shares entitled to vote, (e) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (f) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the SECor any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of the Trust's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.


Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not significantly affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of trustees from the separate voting requirements of the Rule.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a series' assets for any shareholder held personally liable for obligations of such series.

Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Funds. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Funds.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Funds. Their address is Two World Financial Center, New York, NY 10281.

                                   Appendix A

Moody's Investors Service, Inc. (Moody's)
Municipal Bonds

Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

Moody's ratings for Municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Commercial Paper

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Corporation (S&P)
Municipal Bonds

AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Municipal Notes

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Satisfactory capacity to pay principal and interest.

Commercial Paper

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B


                      RISK FACTORS REGARDING INVESTMENTS IN
                         CALIFORNIA MUNICIPAL SECURITIES



The following information as to certain California considerations is provided to investors in view of the Fund's policy of investing primarily in securities of California issuers. Such information is derived from public official documents relating to securities offerings of California issuers which are generally available to investors. The Fund has no reason to believe that any of the statements in such public official documents are untrue but has not independently verified such statements. The following information constitutes only a brief summary of the information in such public official documents and does not purport to be a complete description of all considerations regarding investment in California municipal securities.

California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Since 1994, California's economy has been performing strongly after suffering a deep recession between 1990 and 1994. The State's July 1, 1998 population of over
33.4 million represents over 12% of the total United States population with total employment over 15 million.

STATE INDEBTEDNESS

General. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper, lease-purchase debt and short-term obligations, including revenue anticipation notes and revenue anticipation warrants, when due.

Capital Facilities Financing

General Obligation Bonds - The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

As of October 1, 1999, the State had outstanding $19,630,276,000 aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of $12,827,414,000 of long-term general obligation bonds.

In its 1999 session, the Legislature passed and the Governor signed five bond acts, totaling $4.69 billion in new authorizations. These bond acts will be placed on the March 7, 2000 ballot for voter approval.

Commercial Paper Program - Pursuant to the terms of the bank credit agreement presently in effect supporting the general obligation commercial paper program, not more than $1.5 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. Commercial paper notes are deemed issued upon authorization by the respective Finance Committees, whether or not such notes are actually issued. As of October 1, 1999, the Finance Committees had authorized the issuance of up to $4,451,734,000 of commercial paper notes; as of that date $814,565,000 aggregate principal amount of general obligation commercial paper notes was outstanding.

Lease-Purchase Debt - In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. For purposes of this section, "lease-purchase debt" or

"lease-purchasing financing" means principally bonds or certificates of participation for capital facilities where the rental payments providing the security are a direct or indirect charge against the General Fund and also includes revenue bonds for a State energy efficiency program secured by payments made by various State agencies under energy service contracts. The State had $6,578,874,434 General Fund-supported lease-purchase debt outstanding at October 1, 1999. The State Public Works Board, which is authorized to sell lease revenue bonds, had $2,035,434,000 authorized and unissued as of October 1, 1999. Also, as of that date certain joint powers authorities were authorized to issue approximately $69,500,000 of revenue bonds to be secured by State leases.

Non-Recourse Debt - Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had $26,008,006,628 aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 1999.

Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs.

The State issued $1.0 billion of revenue anticipation notes for the 1999-2000 Fiscal Year to mature on June 30, 2000.

The State's fiscal year begins on July 1 and ends on June 30. The State operates on a budget basis, using a modified accrual system of accounting, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.

The General Fund. The moneys of the State are segregated into the General Fund and over 900 Special Funds, including bond, trust and pension funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

The Special Fund for Economic Uncertainties. The Special Fund for Economic Uncertainties (SFEU) is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund.

At the time of signing of the 1999 Budget Act, on June 29, 1999, the Department of Finance projected the SFEU would have a balance of about $1.932 billion at June 30, 1999, compared to the original budgeted amount of $1.1 billion. The 1999 Budget Act projects a balance in the SFEU of $880 million at June 30, 2000.

Inter-Fund Borrowings. Inter-fund borrowing has been used for many years to meet temporary imbalances of receipts and disbursements in the General Fund. As of June 30, 1999, the General Fund had no outstanding loans from the SFEU, General Fund special accounts or any other special funds.

At the November 1998 election voters approved Proposition 2. This proposition requires the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per fiscal year, or up to 30 days after adoption of the annual budget act. Since the General Fund may reborrow from the transportation accounts soon after the annual repayment is made, the proposition is not expected to have any adverse impact on the State's cash flow.

State Appropriations Limit. The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (Appropriations Limit). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds. Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the

State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicles weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g. cigarettes and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in California per capital personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to local school and community college (K-14) districts and refunds to taxpayers.

The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

As of the enactment of the 1999-2000 Budget, the Department of Finance projects the State's Appropriations Subject to Limitations will be $6.1 billion under the State's Appropriations Limit in Fiscal Year 1999-00.

Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), changed State funding of public education below the university level, and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature, by two-thirds vote of both houses and with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period.
Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

Substantially increased General Fund revenues, above initial budget projections, in the fiscal years 1994-95 through 1998-99 have resulted in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by about 44% from the level in place from 1991-92 through 1993-94, and is estimated at about $6,025 per ADA in 1999-00. A significant amount of the "extra" Proposition 98 monies in the last few years have been allocated to special programs, most particularly an initiative to allow each classroom from Grades K-3 to have no more than 20 pupils by the end of the 1997-98 school year. Furthermore, since General Fund revenue growth is expected to continue in 1999-00, there are also new initiatives to increase school safety, improve schools' accountability for pupil performance, provide additional textbooks to schools, fund deferred maintenance projects, increase beginning teacher's salaries and provide performance incentives to teachers.

Prior Fiscal Years' Financial Results. The State's financial condition improved markedly during the fiscal years starting in 1995-96, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The State's cash position also improved and no external deficit borrowing has occurred over the end of these last four fiscal years. The last borrowing to spread out the repayment of a budget deficit over the end of a fiscal year was $4.0 billion of revenue anticipation warrants issued in July, 1994 and which matured in April, 1996.

The economy grew strongly during the fiscal years beginning in 1995-96, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98 and $1.0 billion in 1998-99) than were initially planned when the budgets were enacted. The accumulated budget deficit from the recession years was finally eliminated. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and particularly in 1998-99 to fund new program incentives.

The following were major features of the 1998 Budget Act and certain additional fiscal bills enacted before the end of the legislative session:

1. The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element was a bill which provided for a phased-in reduction of the Vehicle License Fee (VLF). Since the VLF is transferred to cities and countries under existing law, the bill provided for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF has been reduced by 25%, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter. In addition to the cut in VLF, the 1998-99 budget included both temporary and permanent increases in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, but less in future years), a nonrefundable renters tax credit ($133 million), and various targeted business tax credits ($106 million).

2. Proposition 98 funding for K-14 schools was increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, over $300 million higher than the minimum Proposition 98 guarantee. Of the 1998-99 funds, major new programs included money for instructional and library materials, deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9. The Budget also included $250 million as repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.

3. Funding for higher education increased substantially above the actual 1997-98 level. General Fund support was increased by $340 million (15.6%) for the University of California and $267 million (14.1%) for the California State University system. In addition, Community Colleges funding increased by $300 million (6.6%).

4. The Budget included increased funding for health, welfare and social services programs. A 4.9% grant increase was included in the basic welfare grants, the first increase in those grants in 9 years.

5. Funding for the judiciary and criminal justice programs increased by about 11% over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

6. Major legislation enacted after the 1998 Budget Act included new funding for resources projects, a share of the purchase of the Headwaters Forest, funding for the Infrastructure and Economic Development Bank ($50 million) and funding for the construction of local jails. The State realized savings of $433 million from a reduction in the State's contribution to the State Teacher's Retirement System in 1998-99.

The May Revision to the 1999-2000 Governor's Budget (hereafter, 1999-00), released on May 14, 1999 (1999 May Revision), reported that stronger than expected economic conditions in the State for the latter part of 1998 and into 1999 would produce total 1998-99 General Fund revenues of about $57.9 billion, almost $1.0 billion above the 1998 Budget Act estimates and $1.6 billion above the initial estimates in the January 1999-2000 Governor's Budget. The 1999 May Revision projects 1998-99 General Fund expenditures of $58.6 billion, about $400 million higher than the January 1999-2000 Governor's Budget estimate. Some of this additional revenue will be directed to K-14 schools pursuant to Proposition
98. The 1999 May Revision projected a balance in the SFEU at June 30, 1999, of approximately $1.9 billion, $1.3 billion higher than estimated in January.

Current State Budget. The discussion below of the 1999-00 Fiscal Year budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions as updated in the 1999 Budget Act, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

1999-2000 Fiscal Year Budget. On January 8, 1999, Governor Davis released his proposed budget for Fiscal Year 1999-00 (January Governor's Budget). The January Governor's Budget generally reported that general fund revenues for FY 1998-99 and FY 1999-00 would be lower than earlier projections (primarily due to weaker overseas economic conditions perceived in late 1998), while some caseloads would be higher than earlier projections. The January Governor's Budget proposed $60.5 billion of general fund expenditures in FY 1999-00, with a $415 million SFEU reserve at June 30, 2000.

The 1999 May Revision showed an additional $4.3 billion of revenues for combined fiscal years 1998-99 and 1999-00. The completion of the 1999 Budget Act occurred in a timely fashion. The final Budget Bill was adopted by the Legislature on June 16, 1999, and was signed by the Governor on June 29, 1999 (1999 Budget
Act), meeting the Constitutional deadline for budget enactment for only the second time in the 1990's.

The final 1999 Budget Act estimated General Fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion after the Governor used his line-item veto to reduce the legislative Budget Bill expenditures by $581 million (both General Fund and Special Fund). The 1999 Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated that the SFEU would have a balance at June 30, 2000, of about $880 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The 1999 Budget Act anticipates normal cash flow borrowing during the fiscal year. See "State Indebtedness-Cash Flow Borrowings."

The principal features of the 1999 Budget Act include the following:

1. Proposition 98 funding for K-12 schools was increased by $1.6 billion in General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1990-00 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and after school care programs and funding deferred maintenance of school facilities. The Budget also includes $310 million as repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.

2. Funding for higher education increased substantially above the actual 1998-99 level. General Fund support was increased by $184 million (7.3%) for the University of California and $126 million (5.9%) for the California State University system. In addition, Community Colleges funding increased by $324.3 million (6.6%). As a result, undergraduate fees at UC and CSU will be reduced for the second consecutive year, and the per-unit charge at Community Colleges will be reduced by $1.

3. The Budget included increased funding of nearly $600 million for health and human services.

4. About $800 million from the general fund will be directed toward infrastructure costs, including $425 million in additional funding for the Infrastructure Bank, initial planning costs for a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for state parks.

5. The Legislature enacted a one-year additional reduction of 10% of the VLF for calendar year 2000, at a General Fund cost of about $250 million in each of FY 1999-00 and 2000-01 to make up lost funding to local governments. Conversion of this one-time reduction to a permanent cut will remain subject to the revenue tests in the legislation adopted last year. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $54 million in 1999-00.

6. A one-time appropriation of $150 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's. Additionally, an ongoing $50 million was appropriated as a subvention to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

Year 2000-Related Information Technology. The State's reliance on information technology in every aspect of its operations has made Year 2000-related (Y2K) information technology (IT) issues a high priority for the State. The Department of Information Technology (DOIT), an independent office reporting directly to the Governor, is responsible for ensuring the State's information technology processes are fully functional before the year 2000. The DOIT has created a Year 2000 Task Force and a California 2000 Office to establish statewide policy requirements; to gather, coordinate, and share information; and to monitor statewide progress. In December 1996, the DOIT began requiring departments to report on Y2K activities and currently requires departments to report each week on their Y2K status. The DOIT has emphasized to departments that efforts should be focused on applications that support mission-critical services or functions.

The risks posed by Y2K information technology related issues are not confined to computer systems, but also include problems presented by embedded microchips (products or systems that contain microchips to perform functions such as traffic control, instruments used in hospitals or medical laboratories, and California Aqueduct monitoring). To address these problems, Governor Davis issued Executive Order D-3-99, broadening the responsibilities of the DOIT to resolve these issues as well as legal questions associated with Y2K issues.

In its quarterly report for the period ending October 15, 1999 (October Quarterly Report), the DOIT discusses the State's progress in addressing Y2K issues. Since the DOIT's previous Quarterly Report in July, the DOIT continued to receive and review departmental reports and assessments. The DOIT also arranged for outside vendors to perform an Independent Verification and Validation of state mission critical system documentation. As remediation of mission critical systems nears completion, the DOIT is also focusing on assuring that each entity has in place a Continuity Plan for Business (CPB) to assure delivery of critical services in the event of Y2K problems. All state departments with mission critical systems have filed CPB plans with the DOIT.

An ongoing survey of State departments reported in the October Quarterly Report indicated that for some 500 mission critical IT systems and interfaces, approximately 97% had completed remediation. (Designation of a system as "mission critical" is made by the department, and the total number changes from time to time as departments re-evaluate their activities.)

The DOIT estimates total Y2K costs identified by the departments under its supervision at about $357 million. These costs are part of much larger overall IT costs incurred annually by the State, including costs incurred by certain independent State entities, such as the judiciary, the Legislature, the University of California and California State University System. Furthermore, cost estimates for embedded systems only apply to the subset of embedded systems posing the highest risk to essential programs. For fiscal year 1999-00, the Legislature created a fund of $33.5 million ($13.5 million General Fund) for unanticipated Y2K costs, which can be increased if necessary.

The State Treasurer's Office has reported that its systems for bond payments are fully Y2K compliant. The State Controller's Office has reported that it has completed the necessary Y2K remediation projects for the State fiscal and accounting system, consistent with the Governor's Executive Order. Both offices are actively working with the outside entities with whom they interface to ensure that they are also compliant.

In sum, although substantial progress has been made toward the goal of Y2K compliance, the task is very large and will likely encounter some unexpected difficulties. The State cannot guarantee that all mission critical systems will be ready and tested by late 1999 or what impact the failure of any particular IT system(s) or the outside interfaces that exchange information with IT systems might have. However, the DOIT is requiring that all mission critical systems have a continuity business plan in place to mitigate potential system failures.

Litigation. Certain litigation is pending against California or its officers or employees that, if decided adversely, could require the State to make significant future expenditures or could impair future revenue sources. Among the more significant of these cases are those that involve: (i) liability for damages stemming from the 1986 Yuba River flood. Damages of $500,000 were awarded to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. An appeal has been filed; (ii) a class action lawsuit regarding property damages from 1997 flooding in Northern California with potential liability of $2 billion; (iii) lawsuits seeking reimbursement for alleged state-mandated costs for special education programs for handicapped students with potential liability of over $1 billion; (iv) lawsuits related to contamination at the Stringfellow toxic waste site seeking recovery for past cost of clean-up estimated at $400 million to $600 million; (v) a challenge to the authority of the State Controller to make payments from the State Treasury in the absence of a state budget; (vi) challenges to the amendment of statutes prescribing specific percentages of tobacco tax revenues to be placed in accounts to be used for health education, research programs and medical treatment programs involving appropriations of approximately $166 million; (vii) a suit brought by various counties of California against the State regarding whether property tax shifts from counties to school districts is a reimbursable state mandated cost; the impact to the General Fund could be as high as $10.0 billion; (viii) challenges to the validity of two sections of the California tax laws relating to deductions from corporate taxes with potential liability in excess of $200 million annually;
(ix) an action to compel a change in early screening procedures for children with mental health needs with potential liability approximately $13 million annually; (x) cases brought against the State seeking payments under the AFDC-Foster Care program with potential liability in excess of $200 million; (xi) actions seeking relief requiring the State to retract increase out-patient Medi-Cal reimbursement rates; damages are estimated to be several million dollars; (xii) actions challenging the constitutionality of Proposition 10, which increases the excise tax on tobacco products with potential liability of the $750 million collected annually; (xiii) challenges to the constitutionality of the interest offset provisions of the Revenue and Tax Code with potential liability of over $15 million; (xiv) challenge to the constitutionality of the interest-offset provisions of the Franchise Tax Board with potential liability of $90 million annually and $500 million past collections and interest exposure; (xv) corporation tax refund action involving the solar energy system tax credit provided for under the Revenue & Taxation Code with potential liability of $150 million annually and a refund of at least $500 million; (xvi) challenge to the validity of the Vehicle Smog Impact Fee with potential liability of $350 million; (xvii) proceeding claiming that federally funded programs were overcharged because they did not receive pension credits with potential liability of over $200 million; and (xviii) challenge seeking to overturn the tobacco Master Settlement Agreement entered between 46 states and the tobacco industry with potential liability of $1 billion annually.

                                   Appendix C


                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o    Is appointed US Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.
o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.
o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios.
o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.
o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.


 ...1990s

o Introduces Seligman Select Municipal Fund and Seligman Quality Municipal Fund, two closed-end funds that invest in high quality municipal bonds.
o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global investment products.
o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.
o Launches Seligman Global Fund, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.
o Launches Seligman Value Fund Series, which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.
o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

                         SELIGMAN MUNICIPAL SERIES TRUST

                        Seligman Florida Municipal Series


                       Statement of Additional Information
                                February 1, 2000


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2000. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report , and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.


                                Table of Contents

          Fund History ..........................................    2
          Description of the Fund and its Investments and Risks .    2
          Management of the Fund ................................    7
          Control Persons and Principal Holders of Securities ...   12
          Investment Advisory and Other Services ................   13
          Brokerage Allocation and Other Practices ..............   17
          Shares of Beneficial Interest and Other Securities ....   18
          Purchase, Redemption, and Pricing of Shares ...........   18
          Taxation of the Fund ..................................   23
          Underwriters ..........................................   25
          Calculation of Performance Data .......................   26
          Financial Statements ..................................   28
          General Information ...................................   28
          Appendix A ............................................   31
          Appendix B ............................................   34
          Appendix C ............................................   36


TEB1B

                                  Fund History

Seligman Municipal Series Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated July 27, 1984.

              Description of the Fund and its Investments and Risks

Classification

Seligman Municipal Series Trust is a non-diversified, open-end management investment company, or mutual fund. It consists of four separate series, one of which is discussed in this SAI:

Seligman California Municipal High-Yield Series
Seligman California Municipal Quality Series
Seligman Florida Municipal Series (Florida Fund)
Seligman North Carolina Municipal Series

Investment Strategies and Risks

The following information regarding the Fund's investments and risks supplements the information contained in the Prospectus.

The Fund seeks to provide high income exempt from regular federal income taxes consistent with preservation of capital. The Fund also invests with consideration given to capital gain.

The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corporation (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this SAI.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objectives and structure might be necessary in the future due to market conditions that may result from future changes in the tax laws.

Florida Municipal Securities. Florida Municipal Securities include notes, bonds and commercial paper issued by or on behalf of the State of Florida, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


On September 16, 1999, the Board of Trustees eliminated the non-fundamental policy that prohibited the Fund, with respect to 75% of the value of its assets, from purchasing any revenue bonds if, as a result of such purchase, more than 5% of the Fund's assets would be invested in the revenue bonds of a single issuer. However, the Fund remains subject to a fundamental policy which prohibits the Fund, with respect to 50% of the value of its total assets, from purchasing the securities of any one issuer if, as a result of such purchase, more than 5% of the Fund's total assets (at market value) would be invested in the securities of a single issuer (except for obligations issued or guaranteed by the US Government or its agencies or instrumentalities).




The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate securities provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.


The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Funds should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission (SEC) for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the SEC will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the SEC.


Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.


Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and Florida personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.


Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and a Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of the Fund. Under these policies, the Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation;

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities);


- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for trustees;


- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "Florida Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S&P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.


The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 1999 and 1998, were 18.31% and 6.73%, respectively. The fluctuation in portfolio turnover rates of the Fund resulted from conditions in the Florida municipal market. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.


                             Management of the Fund

Board of Trustees

The Board of Trustees provides broad supervision over the affairs of the Fund.

Management Information

Trustees and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

           Name,                                                                   Principal
         (Age) and               Position(s) Held                             Occupation(s) During
          Address                   with Fund                                     Past 5 Years
         ---------               ----------------                             --------------------
    William C. Morris*       Trustee, Chairman of      Chairman, J. & W. Seligman & Co. Incorporated, Chairman and Chief
           (61)              the Board, Chief          Executive Officer, the Seligman Group of investment companies;
                             Executive Officer and     Chairman, Seligman Advisors, Inc, Seligman Services, Inc., and
                             Chairman of the           Carbo Ceramics Inc., ceramic proppants for oil and gas industry;
                             Executive Committee       and Director, Seligman Data Corp., Kerr-McGee Corporation,
                                                       diversified energy company.  Formerly, Director, Daniel
                                                       Industries Inc., manufacturer of oil and gas metering equipment.

      Brian T. Zino*         Trustee, President and    Director and President, J. & W. Seligman & Co. Incorporated;
           (47)              Member of the Executive   President (with the exception of Seligman Quality Municipal Fund,
                             Committee                 Inc. and Seligman Select Municipal Fund, Inc.) and Director or
                                                       Trustee, the Seligman Group of investment companies; Member of the Board of Governors of the Investment Company Institute and
                                                       Director, ICI Mutual Insurance Company; Chairman, Seligman Data
                                                       Corp., and Director, Seligman Advisors, Inc. and Seligman
                                                       Services, Inc.

   Richard R. Schmaltz*      Trustee and Member of     Director and Managing Director, Director of Investments, J. & W.
           (59)              the Executive Committee   Seligman & Co. Incorporated; Director or Trustee, the Seligman
                                                       Group of investment companies (except Seligman Cash Management
                                                       Fund, Inc.; Director, Seligman Henderson Co., and Trustee
                                                       Emeritus of Colby College.  Formerly, Director, Investment
                                                       Research at Neuberger & Berman from May 1993 to September 1996.

      John R. Galvin                 Trustee           Dean, Fletcher School of Law and Diplomacy at Tufts University;
           (70)                                        Director or Trustee, the Seligman Group of investment companies;
     Tufts University                                  Chairman Emeritus, American Council on Germany; Governor of the
      Packard Avenue,                                  Center for Creative Leadership; Director, Raytheon Co.,
     Medford, MA 02155                                 electronics; National Defense University; and the Institute for
                                                       Defense Analysis.  Formerly, Director, USLIFE Corporation, life insurance; Ambassador, U.S. State Department for negotiations in
                                                       Bosnia; Distinguished Policy Analyst at Ohio State University and
                                                       Olin Distinguished Professor of National Security Studies at the
                                                       United States Military Academy.  From June, 1987 to June, 1992,
                                                       he was the Supreme Allied Commander, Europe and the
                                                       Commander-in-Chief, United States European Command.

     Alice S. Ilchman                Trustee           Retired President, Sarah Lawrence College; Director or Trustee,
           (64)                                        the Seligman Group of investment companies; Trustee, the
    18 Highland Circle                                 Committee for Economic Development; and Chairman, The Rockefeller
   Bronxville, NY 10708                                Foundation, charitable foundation. Formerly, Trustee, The Markle
                                                       Foundation, philanthropic organization; and Director, New York
                                                       Telephone Company and International Research and Exchange Board,
                                                       intellectual exchanges.

           Name,                                                                   Principal
         (Age) and               Position(s) Held                             Occupation(s) During
          Address                   with Fund                                     Past 5 Years
         ---------               ----------------                             --------------------
     Frank A. McPherson              Trustee           Retired Chairman and Chief Executive Officer, Kerr-McGee
            (66)                                       Corporation; Director or Trustee, the Seligman Group of
 2601 Northwest Expressway,                            investment companies; Director, Kimberly-Clark Corporation,
         Suite 805E                                    consumer products; Bank of Oklahoma Holding Company; Baptist
  Oklahoma City, OK 73112                              Medical Center; Oklahoma Chapter of the Nature Conservancy;
                                                       Oklahoma Medical Research Foundation; and National Boys and Girls
                                                       Clubs of America; and Member of the Business Roundtable and
                                                       National Petroleum Council.  Formerly, Chairman, Oklahoma City
                                                       Public Schools Foundation; and Director, Federal Reserve System's
                                                       Kansas City Reserve Bank and the Oklahoma City Chamber of
                                                       Commerce.


       John E. Merow                 Trustee           Retired Chairman and Senior Partner, Sullivan & Cromwell, law
           (70)                                        firm; Director or Trustee, the Seligman Group of investment
     125 Broad Street,                                 companies; Director, Commonwealth Industries, Inc., manufacturers
    New York, NY 10004                                 of aluminum sheet products; the Foreign Policy Association;
                                                       Municipal Art Society of New York; the U.S. Council for
                                                       International Business; and New York-Presbyterian Hospital;
                                                       Chairman, New York-Presbyterian Healthcare Network, Inc.;
                                                       Vice-Chairman, the U.S.-New Zealand Council; and Member of the
                                                       American Law Institute and Council on Foreign Relations.

      Betsy S. Michel                Trustee           Attorney; Director or Trustee, the Seligman Group of investment
           (57)                                        companies; Trustee, The Geraldine R. Dodge Foundation, charitable
       P.O. Box 449                                    foundation.  Formerly, Chairman of the Board of Trustees of St.
    Gladstone, NJ 07934                                George's School (Newport, RI) and Director, the National
                                                       Association of Independent Schools (Washington, DC).


      James C. Pitney                 Trustee          Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director
           (73)                                        or Trustee, the Seligman Group of investment companies.
   Park Avenue at Morris                               Formerly, Director, Public Service Enterprise Group, public
  County, P.O. Box 1945,                               utility.
   Morristown, NJ 07962


     James Q. Riordan                Trustee           Director or Trustee, the Seligman Group of investment companies;
           (72)                                        Director, The Houston Exploration Company, oil exploration; The
     675 Third Avenue,                                 Brooklyn Museum, KeySpan Energy Corporation; and Public
        Suite 3004                                     Broadcasting Service; and Trustee, the Committee for Economic
    New York, NY 10017                                 Development.  Formerly, Co-Chairman of the Policy Council of the
                                                       Tax Foundation; Director, Tesoro Petroleum Companies, Inc. and
                                                       Dow Jones & Company, Inc.; Director and President, Bekaert
                                                       Corporation; and Co-Chairman, Mobil Corporation.

     Robert L. Shafer                Trustee           Retired Vice President, Pfizer Inc., pharmaceuticals; Director or
           (67)                                        Trustee, the Seligman Group of investment companies.  Formerly,
   96 Evergreen Avenue,                                Director, USLIFE Corporation, life insurer.
       Rye, NY 10580

           Name,                                                                   Principal
         (Age) and               Position(s) Held                             Occupation(s) During
          Address                   with Fund                                     Past 5 Years
         ---------               ----------------                             --------------------

        James N. Whitson               Trustee              Director and Consultant, Sammons Enterprises, Inc., a
              (64)                                          diversified holding company; Director or Trustee, the
     6606 Forestshire Drive                                 Seligman Group of investment companies; Director, C-SPAN,
        Dallas, TX 75230                                    cable television, and CommScope, Inc., manufacturer of
                                                            coaxial cables.  Formerly, Executive Vice President, Chief
                                                            Operating Officer, Sammons Enterprises, Inc.; and Director,
                                                            Red Man Pipe and Supply Company, piping and other materials.


         Thomas G. Moles           Vice President and       Director and Managing Director, J. & W. Seligman & Co.
               (57)                Senior Portfolio         Incorporated; Vice President and Senior Portfolio Manager,
                                   Manager                  three other open-end investment companies in the Seligman
                                                            Group of investment companies; President and Senior
                                                            Portfolio Manager, Seligman Quality Municipal Fund, Inc. and
                                                            Seligman Select Municipal Fund, Inc., closed-end investment companies; and Director, Seligman Advisors, Inc. and
                                                            Seligman Services, Inc.

        Lawrence P. Vogel              Vice President       Senior Vice President, Finance, J. & W. Seligman & Co.
              (43)                                          Incorporated, Seligman Advisors, Inc., and Seligman Data
                                                            Corp.; Vice President, the Seligman Group of investment
                                                            companies and Seligman Services, Inc.; Vice President and
                                                            Treasurer, Seligman International, Inc.; and Treasurer,
                                                            Seligman Henderson Co.

         Frank J. Nasta                   Secretary         General Counsel, Senior Vice President, Law and Regulation
              (35)                                          and Corporate Secretary, J. & W. Seligman & Co.
                                                            Incorporated; Secretary, the Seligman Group of investment
                                                            companies, Seligman Advisors, Inc., Seligman Henderson Co.,
                                                            Seligman Services, Inc., Seligman International, Inc. and
                                                            Seligman Data Corp.

          Thomas G. Rose                  Treasurer         Treasurer, the Seligman Group of investment companies and
               (42)                                         Seligman Data Corp.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available, and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

Trustees and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits          from Fund and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Trustees (1)(2)
       ------------------                            -------------       -------------           ------------------
William C. Morris, Trustee and Chairman                  N/A                 N/A                         N/A
Brian T. Zino, Trustee and President                     N/A                 N/A                         N/A
Richard R. Schmaltz, Trustee                             N/A                 N/A                         N/A
John R. Galvin, Trustee                                 $586                 N/A                     $82,000
Alice S. Ilchman, Trustee                                566                 N/A                      80,000
Frank A. McPherson, Trustee                              586                 N/A                      80,000
John E. Merow, Trustee                                   586                 N/A                      80,000
Betsy S. Michel, Trustee                                 586                 N/A                      82,000
James C. Pitney, Trustee                                 546                 N/A                      74,000
James Q. Riordan, Trustee                                566                 N/A                      80,000
Robert L. Shafer, Trustee                                566                 N/A                      80,000
James N. Whitson, Trustee                                566(3)              N/A                      80,000(3)

----------
(1)  For the Fund's fiscal year ended September 30, 1999.
(2) The Seligman Group of investment companies consists of twenty investment companies.
(3)  Deferred.

Seligman Municipal Series Trust has a compensation arrangement under which outside trustees may elect to defer receiving their fees. Seligman Municipal Series Trust has adopted a deferred compensation plan under which a trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of September 30, 1999 was $3,827.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $7,063 and $3,249, respectively, as of September 30, 1999.

The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the deferred compensation plan.


Sales Charges


Class A shares of the Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.


Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of Investment Companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors or trustees and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another person's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from engaging in short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC's Internet site, http://www.sec.gov.


               Control Persons and Principal Holders of Securities

Control Persons


As of January 7, 2000, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.


Principal Holders


As of January 7, 2000, Merrill Lynch, Pierce, Fenner & Smith Incorporated for the Sole Benefit of Its Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246 owned of record 16.00% of the then outstanding Class A shares of beneficial interest of the Fund and 55.68% of the then outstanding Class D shares of beneficial interest of the Fund. As of the same date, PaineWebber for the Benefit of Hercules Segalas and Margaret Segalas JTWROS, 10625 Wittington Avenue, Vero Beach, FL 32963, owned of record 84.80% of the then outstanding Class C shares of beneficial interest of the Fund, PaineWebber for the Benefit of Hazel Haas Rev Tr, 7605 NW 5 Pl, Margate, FL 33063 owned of record 15.20% of the then oustanding Class C shares of beneficial interest of the Fund, Raymond James & Associates, Inc for Elite Accounts, FAO Banner Rev Tr, 797 Pinetree Rd., Winter Park, FL 32789 owned of record 6.65% of the then outstanding Class D shares of beneficial interest of the Fund and Dwight C. Byers TR UA 3/17/92 FBO Dwight C. Byers Trust, 2701 60th Way N., Saint Petersburg, FL 32246, owned of record 7.63% of the then outstanding Class D shares of beneficial interest of the Fund.

Management Ownership


As of January 7, 2000, Trustees and officers of the Fund as a group owned less than 1% of the outstanding Class A, Class C and Class D shares of beneficial interest of the Fund.


                     Investment Advisory and Other Services

Investment Manager


Seligman manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix C for further history of Seligman.


All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.


The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 1999, 1998 and 1997, the Fund paid Seligman management fees in the amount of $222,815, $220,971 and $228,202, respectively.


The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Board of Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Fund's Management Agreement was approved by the Board of Trustees at a meeting held on June 21, 1990 and was approved by the Florida shareholders at a Special Meeting of the Fund held on December 7, 1990. The Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.



Principal Underwriter


Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund.

Those individuals identified above under "Management Information" as trustees or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.


Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.


Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than  $ 50,000                     4.75%                  4.99%                      4.25%
$50,000  -  $ 99,999                    4.00                   4.17                       3.50
$100,000  -  $249,999                   3.50                   3.63                       3.00
$250,000  -  $499,999                   2.50                   2.56                       2.25
$500,000  -  $999,999                   2.00                   2.04                       1.75
$1,000,000  and over                      0                      0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                                                   Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than  $100,000                     1.00%                  1.01%                      1.00%
$100,000  -  $249,000                   0.50                   0.50                       0.50
$250,000  -  $1,000,000                   0                      0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended September 30, 1999, 1998 and 1997, Seligman Services received commissions of $1,318, $2,125 and $1,118, respectively.

Rule 12b-1 Plan

Seligman Municipal Series Trust has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Trustees. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A


Under the 12b-1 Plan, the Fund, with respect to Class A shares, pays quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Trustees of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 1999 was $105,809, equivalent to .25% of the Class A shares' average daily net assets.


Class C


Under the 12b-1 Plan, the Fund, with respect to Class C shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts

Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class C shares from May 27, 1999 (inception) to September 30, 1999 was $711, equivalent to 1% per annum of the Class C shares' average daily net assets.

The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 1999, Seligman Advisors incurred $3,374 of unreimbursed expenses in respect of the Fund's Class C shares. This amounts is equal to 1.33% of net assets of Class C shares at September 30, 1999.

If the 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.


Class D


Under the 12b-1 Plan, the Fund, with respect to Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 1999 was $21,982, equivalent to 1% per annum of the Class D shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


As of September 30, 1999 Seligman Advisors incurred $783 of unreimbursed expenses in respect of the Fund's Class D shares. This amount is equal to .04% of the net assets of Class D shares at September 30, 1999.


Payments made by the Fund under the 12b-1 Plan for the fiscal year ended September 30, 1999, were spent on the following activities in the following amounts:


                                            Class A           Class C*           Class D
                                            -------           -------            -------
Compensation to underwriters                  $-0-               $711              $4,526

Compensation to broker/dealers              $105,809             $-0-             $17,456

*    From May 27,1999 (inception) to September 30, 1999


The 12b-1 Plan was approved on June 21, 1990 by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Trustees) and was approved by shareholders of the Fund on December 7, 1990. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Fund be made by such disinterested Trustees.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 1999, 1998 and 1997, Seligman Services received distribution and service fees of $4,753, $4,566 and $5,302, respectively, from the Fund pursuant to the 12b-1 Plan.

                    Brokerage Allocation and Other Practices

Brokerage Transactions


For the fiscal years ended September 30, 1999, 1998 and 1997, no brokerage commissions were paid by the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions


For the fiscal years ended September 30, 1999, 1998 and 1997, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.

Regular Broker-Dealers


During the Fund's fiscal year ended September 30, 1999, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of its parents.


               Shares of Beneficial Interest and Other Securities

Shares of Beneficial Interest


Seligman Municipal Series Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, four series have been authorized, the Fund being one of them. The Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of the Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Massachusetts law. Seligman Municipal Series Trust has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of shares of beneficial interest. In accordance with the Declaration of Trust, the Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the multiples plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.


Other Securities

Seligman Municipal Series Trust has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund may use the Fund's Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Trustees of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Fund do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.

The securities in which the Fund invests are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.


Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at September 30, 1999, the maximum offering price of the Fund's shares is as follows:

Class A
     Net asset value per share .....................................       $7.41
                                                                           -----

     Maximum sales charge (4.75% of offering price) ................         .37
                                                                           -----

     Offering price to public ......................................       $7.78
                                                                           =====

Class C
     Net asset value per share .....................................       $7.43
                                                                           -----

     Maximum sales charge (1.00% of offering price(1)) .............         .08
                                                                           -----

     Offering price to public ......................................       $7.51
                                                                           =====

Class D
     Net asset value and offering price per share(2) ...............       $7.43
                                                                           =====
----------
(1) In addition to the front-end sales charge of 1.00%, Class C shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase.
(2) Class D shares are also subject to a 1% CDSC if you redeem your shares within one year of purchase.


Redemption in Kind


The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the SEC. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund is treated as a separate corporation for federal income tax purposes. As a result, determinations of net investment income, exempt-interest dividends and net long-term and short-term capital gain and loss will be made separately for the Fund.

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending

30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

Florida Taxes


Florida does not presently impose an income tax on individuals and thus individual shareholders of the Florida Fund will not be subject to any Florida state income tax on distributions received from the Florida Fund. However, Florida imposes an intangible personal property tax on shares of the Florida Fund owned by a Florida resident on January 1 of each year unless such shares qualify for an exemption from that tax. The Municipal Series Trust has received a Technical Assistance Advisement from the State of Florida, Department of Revenue, to the effect that shares of the Florida Fund owned by a Florida resident will be exempt from the Florida Intangible Personal Property Tax, if on January 1 of that year, at least 90% of the Florida Fund's assets consists entirely of the following exempt assets:

     1. Notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the United States Government and its agencies.

     2. Any interest as a partner in a partnership, either general or limited, other than any interest as a limited partner in a limited partnership registered with the Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended.

     3. Notes and other obligations, except bonds, to the extent that such notes and obligations are secured by mortgage, deed of trust, or other lien upon real property situated outside the State of Florida.

     4. The assets of a corporation registered under the Investment Company Act of 1940, 15 U.S.C. s. 80a-1-52, as amended.

Otherwise, shareholders will be taxed on the entire value of their Fund shares, exclusive of any portion of the shares' value that is attributable to US government obligations, valued as of the close of business on December 31st of the previous calendar year. Corporate shareholders may be subject to Florida income taxes depending on the portion of the income related to the Florida Fund that is allocable to Florida under applicable Florida law.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities


Seligman Municipal Series Trust and Seligman Advisors are parties to a Distributing Agreement dated, January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A shares and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total initial sales charges paid by shareholders of Class A and Class C shares of the Fund for the fiscal year ended September 30, 1999, and of Class A shares of the Fund for the fiscal years ended September 30, 1998 and 1997, are shown below. No Class C shares were issued or outstanding for the fiscal years ended September 30, 1998 and 1997. Also shown are the amounts of Class A and Class C sales charges that were retained by Seligman Advisors for the same periods:

                  Total Sales Charges Paid by     Amount of Class A and Class C
                     Shareholders on Class A        Sales Charges Retained by
   Fiscal Year          and Class C Shares              Seligman Advisors
   -----------          ------------------              -----------------
      1999                   $58,433                          $6,782
      1998                    69,408                           8,741
      1997                    76,147                           9,343


Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during the fiscal year ended September 30, 1999:

             Net Underwriting             Compensation on
              Discounts and               Redemptions and
               Commissions              Repurchases (CDSC on
        (Class A and Class C Sales      Class A, Class C and        Brokerage           Other
            Charges Retained)         Class D Shares Retained)     Commissions      Compensation
            -----------------         ------------------------     -----------      ------------
                  $6,782                       $1,475                  $-0-             $-0-


Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by the Manager during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

Class A


The annualized yield for the 30-day period ended September 30, 1999 for the Fund's Class A shares was 4.49%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 1999, which was the last day of this period. The average number of Class A shares of the Fund was 5,060,638, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1999 for the Fund's Class A shares was 7.43%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers).

The average annual total return for the Fund's Class A shares for the one-year period ended September 30, 1999 was (7.98)%. The average annual total return for the Fund's Class A shares for the five-year period ended September 30, 1999 was 4.87%. The average annual total return for the Fund's Class A shares for the ten-year period ended September 30, 1999 was 6.23%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by the Fund's Class A shares over the relevant time periods were reinvested. It was then assumed that at the end of the one-, five-, and ten-year periods of the Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).


Class C


The annualized yield for the 30-day period ended September 30, 1999 for the Fund's Class C shares was 3.92%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 1.00% of the net amount invested) on September 30, 1999, which was the last day of this period. The average number of Class C shares of the Fund was 34,122, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1999 for the Fund's Class C shares was 6.49%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers).

The total return for the Fund's Class C shares for the period from May 27, 1999 (inception) to September 30, 1999 was (5.87)%. This return was computed by assuming a hypothetical initial payment of $1,000 in Class C shares of the Fund. From this $1,000, the maximum sales load of $10.00 (1.00% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by the Fund's Class C shares over the period were reinvested. It was then assumed that at the end of the period, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class D


The annualized yield for the 30-day period ended September 30, 1999 for the Fund's Class D shares was 3.96%. The annualized yield was computed as discussed above for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 1999, which was the last day of this period. The average number of Class D shares of the Fund was 248,158, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1999 for the Fund's Class D shares was 6.56%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total return for the Fund's Class D shares for the one-year period ended September 30, 1999 was (4.93)%. The average annual total return for the Fund's Class D shares for the five-year period ended September 30, 1999 was 5.14%. The average annual total return for the Fund's Class D shares for the period from February 1, 1994 (inception) through September 30, 1999 was 3.26%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and that all of the dividends and capital gain distributions by the Fund's Class D shares over the relevant time periods were reinvested. It was then assumed that at the end of the one-and five-year periods and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The tables below illustrate the total returns on a $1,000 investment in the Fund's Class A, Class C and Class D shares for the ten years ended September 30, 1999 or from the Class's inception through September 30, 1999, assuming investment of all dividends and capital gain distributions.

                                     Class A

                          Value of         Value of                          Total Value
        Year              Initial        Capital Gain        Value of             of              Total
      Ended(1)         Investment(2)     Distributions      Dividends       Investment(2)     Return(1)(3)
      --------         -------------     -------------      ---------       -------------     ------------
      9/30/90              $  940             $-0-              $ 62            $1,002
      9/30/91               1,004              -0-               132             1,136
      9/30/92               1,029              -0-               212             1,241
      9/30/93               1,117                2               311             1,430
      9/30/94               1,000               22               351             1,373
      9/30/95               1,051               23               449             1,523
      9/30/96               1,045               39               523             1,607
      9/30/97               1,063               62               611             1,736
      9/30/98               1,100               80               715             1,895
      9/30/99               1,010               85               735             1,830            82.99%

                                     Class C

                          Value of          Value of           Value         Total Value
       Period             Initial         Capital Gain          of                of              Total
      Ended(1)         Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
      --------         -------------     -------------       ---------      -------------     ------------
      9/30/99              $  930             $-0-              $ 11            $  941            (5.87)%

                                     Class D

                          Value of          Value of           Value         Total Value
       Period             Initial         Capital Gain          of                of              Total
      Ended(1)         Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
      --------         -------------     -------------       ---------      -------------     ------------
      9/30/94              $  906             $-0-              $ 28            $  934
      9/30/95                 954              -0-                74             1,028
      9/30/96                 948               11               118             1,077
      9/30/97                 964               26               164             1,154
      9/30/98                 997               38               215             1,250
      9/30/99                 918               42               240             1,200            19.95%

----------
(1) For the ten-year period ended September 30, 1999 for Class A shares, from commencement of operations for Class C shares on May 27, 1999, and from commencement of operations for Class D shares on February 1, 1994.

(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash, and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales charge or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.


Seligman waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

The Fund's total returns and average annual total returns quoted above do not reflect the deduction of 12b-1 fees for periods through December 27, 1990, because the 12b-1 Plan was implemented on that date. If these fees were reflected, the performance results presented would have been lower.

                              Financial Statements


The Annual Report to Shareholders of Seligman Municipal Series Trust for the fiscal year ended September 30, 1999, contains a schedule of the investments of the Fund as of September 30, 1999, as well as certain other financial information. The financial statements and notes included in the Annual Report and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.


                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.


As a general matter, the Trust will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any contract as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Trust or any series, including the Fund, to the extent and as provided in the Declaration of Trust,
(d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series, abolishing series when there are no units thereof outstanding, changing the name of the Trust or the name of any series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Code, or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies), which amendments require approval by a majority of the Shares entitled to vote, (e) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (f) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the SECor any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of the Trust's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.


Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not significantly affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of trustees from the separate voting requirements of the Rule.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a series' assets for any shareholder held personally liable for obligations of such series.

Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   Appendix A

Moody's Investors Service, Inc. (Moody's)
Municipal Bonds

Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Commercial Paper

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Corporation (S&P)
Municipal Bonds

AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated AA have a very strong degree of safety and very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Municipal Notes

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest.

Commercial Paper

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B


                      RISK FACTORS REGARDING INVESTMENTS IN
                          FLORIDA MUNICIPAL SECURITIES


The following information as to certain Florida considerations is given to investors in view of the Fund's policy of concentrating its investments in Florida issues. This information is derived from sources that are generally available to investors and is believed to be accurate. This information constitutes only a brief summary, does not purport to be a complete description and has not been independently verified.

Florida's financial operations are considerably different than most other states because, under the State's constitution, there is no state income tax on individuals. Florida's constitution prohibits the levy, under the authority of the State, of an individual income tax upon the income of natural persons who are residents or citizens of Florida in excess of amounts which may be credited against or deducted from any similar tax levied by the United States or any other state. Accordingly, a constitutional amendment would be necessary to impose a state individual income tax in excess of the foregoing constitutional limitations. The lack of an income tax exposes total State tax collections to more volatility than would otherwise be the case and, in the event of an economic downswing, could affect the State's ability to pay principal and interest in a timely manner. Florida has a proportionally greater number of persons of retirement age; a factor that makes Florida's property and transfer payment taxes a relatively more important source of State funding. Because transfer payments are typically less sensitive to the business cycle than employment income, they may act as a stabilizing force in weak economic periods.


Florida imposes an income tax on corporate income allocable to the State, as well as an ad valorem tax on intangible personal property, sales and use taxes and other miscellaneous taxes. These taxes are a major source of funds to meet state expenses, including repayment of, and interest on, obligations of the State. Financial operations of the State of Florida covering all receipts and expenditures are maintained through the use of four funds (the General Revenue Fund, Trust Funds, the Working Capital Fund and The Budget Stabilization Fund). The General Revenue Fund receives the majority of State tax revenues. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund. The Florida Constitution and Statutes mandate that the State budget be kept in balance from currently available revenues each State fiscal year (July 1-June 30). The estimated collections of the General Revenue Fund were significantly increase at the November 12 Florida Revenue Estimating Conference. Largely on the basis of higher sales tax collections, the revenue estimate for the current fiscal year was raised by $363.7 million, to $18,592.1 million. For the 2000-2001 fiscal year, the estimate was raised by $338.4 million, to $19,454.7 million. This is a year-over-year increase of 4.6%. Other changes to the estimate by a major tax source included increases in the corporate income tax and estate taxes. Higher revenues are being offset in part by higher refund payments, in response to processing efficiencies implemented by the Department of Revenue to expedite refund payments for overpayment of taxes. The ending fiscal position for the current fiscal year was also increased as a result of the closeout of FY 1998-1999. The closeout increased the balance forward into the current fiscal year by $127.3 million, largely on the basis of revenues for last year being higher than forecasted and the amount of unused appropriations also being higher than projected. The ending balance in the combined General Revenue and Working Capital Funds for this year is now projected at $860.1 million. This represents a 4.8% reserve against a potential shortfall in the revenue estimate. In addition to these reserves, there is $907.1 million in the Budget Stabilization Fund.


In 1993, Florida's constitution was amended to limit the annual growth in the assessed valuation of residential property, and which, over time, could constrain growth in property taxes, a major source of revenue for local governments. While no immediate ratings implications are expected, the amendment could have a negative impact on the financial performance of local governments over time and lead to ratings revisions which may have a negative impact on the prices of affected bonds. In 1994, the Florida constitution was amended to limit state revenue collections in any fiscal year to, subject to exception, that which was allowed in the prior fiscal year plus a growth factor, to be determined by reference to the average annual growth rate in Florida personal income over the previous five years.

Florida has historically experienced substantial population growth as a result of migration to Florida from other areas of the United States and from foreign countries. As of April 1, 1999, Florida's population was estimated to be over 15 million people. In 1997, population grew by 287,553, slightly lower than 1996's growth of 301,359. Florida's population has increased by nearly 2.1 million since the 1990 census, for 15.9% growth. The total state population is projected to be over 15.5 million on April 1, 2000. However, after rising from 1.4% in 1992-93 to 1.9% in 1993-94, population growth has leveled off, averaging 1.9% in each of the last three years. The general population is expected to grow at a rate of 1.8% in 1998-99 and 1.7% in 1999-2000. As a result of population growth, the State may experience a need for additional revenues to meet increased burdens on the various public and social services provided by the State. Florida's ability to obtain increased revenues to meet these burdens will be dependent in part upon the State's ability to foster business and economic growth. The State's business and economic growth could be restricted by the natural limitations of environmental resources and the State's ability to finance adequate public facilities such as roads and schools.

Florida remains heavily dependent on tourism. Florida is recovering from the negative impact of publicity regarding crime against tourists in the state, which affected the industry in recent years. For fiscal year 1997-98, the number of tourists visiting Florida was 48.7 million, a 10.0% increase over fiscal year 1996-97. For fiscal year 1998-99, expected tourist arrivals are projected at
49.9 million, a 2.4% increase over fiscal year 1997-98. For fiscal year 1999-2000, expected tourist arrivals are projected at 51.5 million, a 3.2% increase over fiscal year 1998-99.

Housing starts in the State of Florida from 1991 through 1996 averaged 111,980 units annually. In fiscal year 1997-98, housing starts increased to a level of 140,200 units. In fiscal year 1998-99, builders began 146,000 units. Total starts are expected to increase in fiscal year 1999-2000 to a level of 148,050 units. However, in fiscal year 2000-01, there is a projected decrease in housing starts to a level of 141,800 units. Housing starts are, however, reliant upon interest rates and disposable income, which can significantly impact demand in the event of an economic impact. There has been a decline in Florida's dependence on highly cyclical construction and construction related manufacturing sectors. For example, in 1985, construction employment, as a share of total non-farm employment, was 7.5%. From 1990 through 1995, the share edged downward to an average of 5.1%. While the share for 1999 is expected to slightly increase to 5.5%, the trend is expected to resume a downward slope and drop below the 5% level by 2002, as Florida's economy continues to diversify.

The ability of the State and its local units of government to satisfy its debt obligations may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the debt obligations in located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. North and central Florida are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The State economy also has historically been dependent on the tourism and construction industries and is, therefore, sensitive to trends in those sectors.

The Fund's investment values are expected to vary in accordance with the Fund's investment ratings, the issuer's ability to satisfy interest and/or principal payment obligations, the relative interest rates payable on similar investments, and the legal environment relating to creditors' rights. In addition to the foregoing risk factors, the Fund's policy of concentrating its investments in Florida municipal securities may make it more susceptible to risks of adverse economic, political or regulatory developments than would be the case if the Fund were more diversified as to geographic region and/or source of revenue.

                                   Appendix C


                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.


 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global investment products.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

                         SELIGMAN MUNICIPAL SERIES TRUST

                    Seligman North Carolina Municipal Series


                       Statement of Additional Information
                                February 1, 2000


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2000. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Funds at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report , and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.


                                Table of Contents
                                -----------------

          Fund History ..................................................    2
          Description of the Fund and its Investments and Risks .........    2
          Management of the Fund ........................................    7
          Control Persons and Principal Holders of Securities ...........   12
          Investment Advisory and Other Services ........................   13
          Brokerage Allocation and Other Practices ......................   17
          Shares of Beneficial Interest and Other Securities ............   17
          Purchase, Redemption, and Pricing of Shares ...................   18
          Taxation of the Fund ..........................................   22
          Underwriters ..................................................   24
          Calculation of Performance Data ...............................   25
          Financial Statements ..........................................   28
          General Information ...........................................   28
          Appendix A ....................................................   30
          Appendix B ....................................................   33
          Appendix C ....................................................   34


TEB1C

                                  Fund History

Seligman Municipal Series Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated July 27, 1984.

              Description of the Fund and its Investments and Risks

Classification

Seligman Municipal Series Trust is a non-diversified, open-end management investment company, or mutual fund. It consists of four separate series, one of which is discussed in this SAI:

Seligman California Municipal High-Yield Series
Seligman California Municipal Quality Series
Seligman Florida Municipal Series
Seligman North Carolina Municipal Series (North Carolina Fund)

Investment Strategies and Risks

The Fund seeks to provide high income exempt from regular federal income taxes and the personal income taxes of North Carolina consistent with preservation of capital. The Fund also invests with consideration given to capital gain.

The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corporation (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this Statement.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objectives and structure might be necessary in the future due to market conditions that may result from future changes in the tax laws.

North Carolina Municipal Securities. North Carolina Municipal Securities include notes, bonds and commercial paper issued by or on behalf of the State of North Carolina, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes and North Carolina state personal income taxes. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


On September 16, 1999, the Board of Trustees eliminated the non-fundamental policy that prohibited the Fund, with respect to 75% of the value of its assets, from purchasing any revenue bonds if, as a result of such purchase, more than 5% of the Fund's assets would be invested in the revenue bonds of a single issuer. However, the Fund remains subject to a fundamental policy which prohibits the Fund, with respect to 50% of the value of its total assets, from purchasing the securities of any one issuer if, as a result of such purchase, more than 5% of the Fund's total assets (at market value) would be invested in the securities of a single issuer (except for obligations issued or guaranteed by the US Government or its agencies or instrumentalities).




The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.


The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Fund should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission (SEC) for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the SEC will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the SEC.


Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.


Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and North Carolina personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.


Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and a Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of a Fund. Under these policies, the Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation.

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities);


- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for trustees;


- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "California Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S&P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.


The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 1999 and 1998, were 1.52% and 20.37%, respectively. The fluctuation in portfolio turnover rates of the Fund resulted from conditions in the North Carolina municipal market. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.


                             Management of the Fund

Board of Trustees

The Board of Trustees of Seligman Municipal Series Trust provides broad supervision over the affairs of the Fund.

Management Information

Trustees and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

             Name,                                                                  Principal
           (Age) and                 Position(s) Held                          Occupation(s) During
            Address                      with Fund                                 Past 5 Years
           ---------                 ----------------                          ----------------------
      William C. Morris*         Trustee, Chairman of the   Chairman, J. & W. Seligman & Co. Incorporated, Chairman
             (61)                 Board, Chief Executive    and Chief Executive Officer, the Seligman Group of
                                  Officer and Chairman of   investment companies; Chairman, Seligman Advisors, Inc,
                                  the Executive Committee   Seligman Services, Inc., and Carbo Ceramics Inc., ceramic
                                                            proppants for oil and gas industry; and Director,
                                                            Seligman Data Corp., Kerr-McGee Corporation, diversified
                                                            energy company.  Formerly, Director, Daniel Industries
                                                            Inc., manufacturer of oil and gas metering equipment.

        Brian T. Zino*            Trustee, President and    Director and President, J. & W. Seligman & Co.
             (47)                 Member of the Executive   Incorporated; President (with the exception of Seligman
                                         Committee          Quality Municipal Fund, Inc. and Seligman Select
                                                            Municipal Fund, Inc.) and Director or Trustee, the
                                                            Seligman Group of investment companies; Chairman,
                                                            Seligman Data Corp.; Member of the Board of Governors of
                                                            the Investment Company Institute and Director, ICI Mutual
                                                            Insurance Company, Seligman Advisors, Inc., and Seligman
                                                            Services, Inc.

     Richard R. Schmaltz*          Trustee and Member of    Director and Managing Director, Director of Investments,
             (59)                 the Executive Committee   J. & W. Seligman & Co. Incorporated; Director or Trustee,
                                                            the Seligman Group of investment companies (except
                                                            Seligman Cash Management Fund, Inc.); Director, Seligman
                                                            Henderson Co., and Trustee Emeritus of Colby College.
                                                            Formerly, Director, Investment Research at Neuberger &
                                                            Berman from May 1993 to September 1996.

        John R. Galvin                    Trustee           Dean, Fletcher School of Law and Diplomacy at Tufts
             (70)                                           University; Director or Trustee, the Seligman Group of
       Tufts University                                     investment companies; Chairman Emeritus, American Council
        Packard Avenue,                                     on Germany; Governor of the Center for Creative
       Medford, MA 02155                                    Leadership; Director; Raytheon Co., electronics; National
                                                            Defense University; and the Institute for Defense
                                                            Analysis.  Formerly, Director, USLIFE Corporation, life
                                                            insurance; Ambassador, U.S. State Department for
                                                            negotiations in Bosnia; Distinguished Policy Analyst at
                                                            Ohio State University and Olin Distinguished Professor of
                                                            National Security Studies at the United States Military
                                                            Academy.  From June 1987 to June 1992, he was the Supreme
                                                            Allied Commander, Europe and the Commander-in-Chief,
                                                            United States European Command.

       Alice S. Ilchman                   Trustee           Retired President, Sarah Lawrence College; Director or
             (64)                                           Trustee, the Seligman Group of investment companies;
      18 Highland Circle                                    Trustee, the Committee for Economic Development; and
     Bronxville, NY 10708                                   Chairman, The Rockefeller Foundation, charitable
                                                            foundation.  Formerly, Trustee, The Markle Foundation,
                                                            philanthropic organization; and Director, New York
                                                            Telephone Company and International Research and Exchange
                                                            Board, intellectual exchanges.

             Name,                                                                  Principal
           (Age) and                 Position(s) Held                          Occupation(s) During
            Address                      with Fund                                 Past 5 Years
           ---------                 ----------------                          ----------------------
       Frank A. McPherson                 Trustee           Retired Chairman and Chief Executive Officer of
              (66)                                          Kerr-McGee Corporation; Director or Trustee, the Seligman
   2601 Northwest Expressway,                               Group of investment companies; Director, Kimberly-Clark
           Suite 805E                                       Corporation, consumer products; Bank of Oklahoma Holding
    Oklahoma City, OK 73112                                 Company; Baptist Medical Center; Oklahoma Chapter of the
                                                            Nature Conservancy; Oklahoma Medical Research Foundation;
                                                            and National Boys and Girls Clubs of America; and Member
                                                            of the Business Roundtable and National Petroleum
                                                            Council.  Formerly, Chairman, Oklahoma City Public
                                                            Schools Foundation; and Director, Federal Reserve
                                                            System's Kansas City Reserve Bank and the Oklahoma City
                                                            Chamber of Commerce.


         John E. Merow                    Trustee           Retired Chairman and Senior Partner, Sullivan & Cromwell,
             (70)                                           law firm; Director or Trustee, the Seligman Group of
       125 Broad Street,                                    investment companies; Director, Commonwealth Industries,
      New York, NY 10004                                    Inc., manufacturers of aluminum sheet products; the
                                                            Foreign Policy Association; Municipal Art Society of New
                                                            York; the U.S. Council for International Business; and
                                                            New York-Presbyterian Hospital; Chairman, New
                                                            York-Presbyterian Healthcare Network, Inc.;
                                                            Vice-Chairman, the U.S.-New Zealand Council; and Member
                                                            of the American Law Institute and Council on Foreign
                                                            Relations.

        Betsy S. Michel                   Trustee           Attorney; Director or Trustee, the Seligman Group of
             (57)                                           investment companies; Trustee, The Geraldine R. Dodge
         P.O. Box 449                                       Foundation, charitable foundation.  Formerly, Chairman of
      Gladstone, NJ 07934                                   the Board of Trustees of St. George's School (Newport,
                                                            RI), and Director, the National Association of
                                                            Independent Schools (Washington, DC).


        James C. Pitney                   Trustee           Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm;
             (73)                                           Director or Trustee, the Seligman Group of investment
 Park Avenue at Morris County,                              companies. Formerly, Director, Public Service Enterprise
        P.O. Box 1945,                                      Group, public utility.
     Morristown, NJ 07962


       James Q. Riordan                   Trustee           Director or Trustee, the Seligman Group of investment
             (72)                                           companies; Director, The Houston Exploration Company, oil
       675 Third Avenue,                                    exploration; The Brooklyn Museum, KeySpan Energy
          Suite 3004                                        Corporation; and Public Broadcasting Service; and
      New York, NY 10017                                    Trustee, the Committee for Economic Development.
                                                            Formerly, Co-Chairman of the Policy Council of the Tax
                                                            Foundation; Director, Tesoro Petroleum Companies, Inc.
                                                            and Dow Jones & Company, Inc.; Director and President,
                                                            Bekaert Corporation; and Co-Chairman, Mobil Corporation.


             Name,                                                                  Principal
           (Age) and                 Position(s) Held                          Occupation(s) During
            Address                      with Fund                                 Past 5 Years
           ---------                 ----------------                          ----------------------

       Robert L. Shafer                   Trustee           Retired Vice President, Pfizer Inc., pharmaceuticals;
             (67)                                           Director or Trustee, the Seligman Group of investment
     96 Evergreen Avenue,                                   companies.  Formerly, Director, USLIFE Corporation, life
         Rye, NY 10580                                      insurer.

       James N. Whitson                   Trustee           Director and Consultant, Sammons Enterprises, Inc., a
             (64)                                           diversified holding company; Director or Trustee, the
    6606 Forestshire Drive                                  Seligman Group of investment companies; Director, C-SPAN,
       Dallas, TX 75230                                     cable television, and CommScope, Inc., manufacturer of
                                                            coaxial cables.  Formerly, Executive Vice President,
                                                            Chief Operating Officer, Sammons Enterprises, Inc.; and
                                                            Director, Red Man Pipe and Supply Company, piping and
                                                            other materials.


        Thomas G. Moles          Vice President and Senior  Director and Managing Director, J. & W. Seligman & Co.
              (57)               Portfolio Manager          Incorporated; Vice President and Senior Portfolio
                                                            Manager, three other open-end investment companies in the
                                                            Seligman Group of investment companies; President and
                                                            Senior Portfolio Manager, Seligman Quality Municipal
                                                            Fund, Inc. and Seligman Select Municipal Fund, Inc.,
                                                            closed-end investment companies; and Director, Seligman
                                                            Advisors, Inc. and Seligman Services, Inc.

       Lawrence P. Vogel              Vice President        Senior Vice President, Finance, J. & W. Seligman & Co.
             (43)                                           Incorporated, Seligman Advisors, Inc., and Seligman Data
                                                            Corp.; Vice President, the Seligman Group of investment
                                                            companies and Seligman Services, Inc.; Vice President and
                                                            Treasurer, Seligman International, Inc., and Treasurer,
                                                            Seligman Henderson Co.

        Frank J. Nasta                   Secretary          General Counsel, Senior Vice President, Law and
             (35)                                           Regulation and Corporate Secretary, J. & W. Seligman &
                                                            Co. Incorporated; Secretary, the Seligman Group of
                                                            investment companies, Seligman Advisors, Inc., Seligman
                                                            Henderson Co., Seligman Services, Inc., Seligman
                                                            International, Inc. and Seligman Data Corp.

         Thomas G. Rose                  Treasurer          Treasurer, the Seligman Group of investment companies and
              (42)                                          Seligman Data Corp.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Funds for which no market valuation is available, and to elect or appoint officers of the Funds to serve until the next meeting of the Board.

Trustees and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits         from Funds and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Trustees (1)(2)
       ------------------                            -------------       -------------           ------------------
William C. Morris, Trustee and Chairman                  N/A                 N/A                         N/A
Brian T. Zino, Trustee and President                     N/A                 N/A                         N/A
Richard R. Schmaltz, Trustee                             N/A                 N/A                         N/A
John R. Galvin, Trustee                                 $570                 N/A                     $82,000
Alice S. Ilchman, Trustee                                550                 N/A                      80,000
Frank A. McPherson, Trustee                              570                 N/A                      80,000
John E. Merow, Trustee                                   570                 N/A                      80,000
Betsy S. Michel, Trustee                                 570                 N/A                      82,000
James C. Pitney, Trustee                                 530                 N/A                      74,000
James Q. Riordan, Trustee                                550                 N/A                      80,000
Robert L. Shafer, Trustee                                550                 N/A                      80,000
James N. Whitson, Trustee                                550(3)              N/A                      80,000(3)

----------
(1)  For the Fund's fiscal year ended September 30, 1999.
(2) The Seligman Group of investment companies consists of twenty investment companies.
(3)  Deferred.

Seligman Municipal Series Trust has a compensation arrangement under which outside trustees may elect to defer receiving their fees. Seligman Municipal Series Trust has adopted a deferred compensation plan under which a trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of September 30, 1999 was $3,037.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $5,182 and $2,383, respectively, as of September 30, 1999.

The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the deferred compensation plan.


Sales Charges


Class A shares of the Fund may be issued without a sales charge to present and retired directors or trustees, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.


Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of investment companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors or trustees and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention to purchase or sell a security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from engaging in short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC's Internet site, http://www.sec.gov.


               Control Persons and Principal Holders of Securities

Control Persons


As of January 7, 2000, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.


Principal Holders


As of January 7, 2000, Merrill Lynch, Pierce, Fenner & Smith Incorporated for the Sole Benefit of Its Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246 owned of record 5.28% of the then outstanding Class A shares of beneficial interest of the Fund and 11.07% of the then outstanding Class D shares of beneficial interest of the Fund; Alice M. Borland Rev Trust, 111 Scotia Village, 2200 Elm Avenue, Laurinburg, NC 28352 owned of record 95.03% of the then outstanding Class C shares of beneficial interest of the Fund; Donaldson Lufkin Jenrette Securities Corporation Inc., PO Box 2052, Jersey City, NJ 07303 owned of record 5.21% of the then outstanding Class D shares of beneficial interest of the Fund; Edward D. Jones & Co F/A/O Don Davis, PO Box 2500, Maryland Heights, MO 63043 owned of record 11.64% of the then outstanding Class D shares of beneficial interest of the Fund; Carol M. Calderwood, 1301 Clipper Lane, Wilmington, NC 28405 owned of record 5.16% of the then outstanding Class D shares of beneficial interest of the Fund and Bailey Sellars Barnett, 1038 Bolling Road, Charlotte, NC 28207 owned of record 7.36% of the then outstanding Class D shares of beneficial interest of the Fund.


Management Ownership


As of January 7, 2000, no Trustees or officers of the Fund owned any shares of any class of the Fund.

                     Investment Advisory and Other Services

Investment Manager


Seligman manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix C for further history of Seligman.


All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.


The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 1999, 1998 and 1997, the Fund paid Seligman management fees in the amount of $161,355, $168,365 and $176,659, respectively.


The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Board of Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Fund's Management Agreement was approved by the Board of Trustees at a meeting held on June 21, 1990, and was unanimously approved by the shareholders at a meeting held on April 11, 1991. The Agreement will continue in effect until December 29 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 29 of any year that it does not desire such continuance. The Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.



Principal Underwriter


Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as trustees or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.


Services Provided by the Investment Manager

Under the Management Agreement, dated June 21, 1990, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.


Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                    Sales Charge           Sales Charge              Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than  $ 50,000                      4.75%                  4.99%                      4.25%
$50,000  -  $ 99,999                     4.00                   4.17                       3.50
$100,000  -  $249,999                    3.50                   3.63                       3.00
$250,000  -  $499,999                    2.50                   2.56                       2.25
$500,000  -  $999,999                    2.00                   2.04                       1.75
$1,000,000  and over                       0                      0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                                                   Regular Dealer
                                    Sales Charge           Sales Charge              Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than  $100,000                     1.00%                  1.01%                     1.00%
$100,000  -  $249,999                   0.50                   0.50                      0.50
$250,000  -  $1,000,000                   0                      0                         0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended September 30, 1999, 1998 and 1997, Seligman Services received commissions in the amounts of $2,175, $975 and $-0-, respectively.


Rule 12b-1 Plan

Seligman Municipal Series Trust has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Trustees. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A


Under the 12b-1 Plan, the Fund, with respect to Class A shares, pays quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Trustees of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 1999 was $78,017, equivalent to .25% of the Class A shares' average daily net assets.


Class C


Under the 12b-1 Plan, the Fund, with respect to Class C shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class C shares from May 27, 1999 (inception) to September 30, 1999 was $30, equivalent to 1% per annum of the Class C shares' average daily net assets.

The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by

Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 1999, Seligman Advisors incurred $133 of unreimbursed expenses in respect of the Fund's Class C shares. This amount is equal to 1.31% of the net assets of Class C shares at September 30, 1999.

If the 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued by not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.


Class D


Under the 12b-1 Plan, the Fund, with respect to Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 1999 was $15,959 equivalent to 1% per annum of the Class D shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 1999 Seligman Advisors has incurred $11,369 of unreimbursed expenses in respect of the Fund's Class D shares. This amount is equal to .68% of the net assets of Class D shares at September 30, 1999.


If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Fund under the 12b-1 Plan for the fiscal year ended September 30, 1999, were spent on the following activities in the following amounts :

                                                    Class A       Class C*        Class D
                                                    -------       --------        -------
         Compensation to underwriters                 $-0-          $30              $4,461

         Compensation to broker/dealers             $78,017         $-0-            $11,498

*    From May 27, 1999 (inception) to September 30, 1999.


The 12b-1 Plan was approved on June 21, 1990 by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Trustees) and was approved by shareholders of the Fund on April 11, 1991. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Fund be made by such disinterested Trustees.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 1999, 1998 and 1997, Seligman Services received distribution and service fees of $2,644, $2,401 and $1,858, respectively, of the Fund pursuant to the 12b-1 Plan.


                    Brokerage Allocation and Other Practices

Brokerage Transactions


For the fiscal years ended September 30, 1999, 1998 and 1997, no brokerage commissions were paid by the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions


For the fiscal years ended September 30, 1999, 1998 and 1997, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.


Regular Broker-Dealers


During the Fund's fiscal year ended September 30, 1999, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of its parents.


               Shares of Beneficial Interest and Other Securities

Shares of Beneficial Interest

Seligman Municipal Series Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, four series have been authorized, the Fund being one of them. The Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of the Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Massachusetts law. Seligman

Municipal Series Trust has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of shares of beneficial interest. In accordance with the Declaration of Trust, the Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the multiples plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

Seligman Municipal Series Trust has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund may use the Fund's Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Trustees of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A shares and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.

The securities in which the Fund invests are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.

Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at September 30, 1999, the maximum offering price of the Fund's shares is as follows:

Class A
     Net asset value per share .....................................       $7.59

     Maximum sales charge (4.75% of offering price) ................         .38
                                                                           -----

     Offering price to public ......................................       $7.97
                                                                           =====

Class C
     Net asset value per share .....................................       $7.59

     Maximum sales charge (1.00% of offering price(1)) .............         .08
                                                                           -----

     Offering price to public ......................................       $7.67
                                                                           =====

Class D
     Net asset value and offering price per share(2) ...............       $7.59
                                                                           =====

----------
(1) In addition to the 1.00% front-end sales charge, Class C shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase.
(2) Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.


Redemption in Kind


The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the SEC. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.


                              Taxation of the Fund

The Fund is treated as a separate corporation for federal income tax purposes. As a result, determinations of net investment income, exempt-interest dividends and net long-term and short-term capital gain and loss will be made separately for the Fund.

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

North Carolina Taxes

In the opinion of Horack, Talley, Pharr & Lowndes, P.A., tax counsel to the North Carolina Fund, distributions from the North Carolina Fund to shareholders subject to North Carolina income taxes will not be taxable for North Carolina income tax purposes to the extent the distributions either (i) qualify as exempt-interest dividends of a regulated investment company under the Internal Revenue Code and are attributable to interest on obligations issued by the State of North Carolina and its political subdivisions or (ii) are dividends attributable to interest on direct obligations of the US Government and agencies and possessions of the United States, so long as in both cases the North Carolina Fund provides a supporting statement to the shareholders designating the portion of the dividends of the North Carolina Fund attributable to interest on obligations issued by the State of North Carolina and its political subdivisions or direct obligations of the US Government and agencies and possessions of the United States. In the absence of such a statement, the total amount of the dividends will be taxable for North Carolina income tax purposes. Distributions attributable to other sources, including exempt-interest dividends attributable to interest on obligations of states other than North Carolina and the political subdivisions of such other states as well as capital gains, will be taxable for North Carolina income tax purposes.

The North Carolina Fund will notify its shareholders within 60 days after the close of its taxable year as to the amount of dividends and distributions to the shareholders of the North Carolina Fund which are exempt from North Carolina income taxes and the dollar amount, if any, which is subject to North Carolina income taxes.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities


Seligman Municipal Series Trust and Seligman Advisors are parties to a Distributing Agreement, dated January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A shares and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total initial sales charges paid by shareholders of Class A and Class C shares of the Fund for the fiscal year ended September 30, 1999, and of Class A shares of the Fund for the fiscal years ended September 30, 1998 and 1997, are shown below. No Class C shares were issued or outstanding for the fiscal years ended September 30, 1998 and 1997. Also shown are the amounts of the Class A and Class C sales charges that were retained by Seligman Advisors for the same periods:

                        Total Sales Charges      Amount of Class A and
                      Paid by Shareholders on    Class C Sales Charges
                        Class A and Class C      Retained by Seligman
       Fiscal Year             Shares                   Advisors
       -----------             ------                   --------
          1999                 $46,056                   $5,533
          ----
          1998                  50,052                    6,114
          1997                  51,778                    6,321


Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during the fiscal year ended September 30, 1999:

                                            Compensation on
               Net Underwriting             Redemptions and
                 Discounts and                Repurchases
                  Commissions           (CDSC on Class A, Class
          (Class A and Class C Sales     C and Class D Shares         Brokerage            Other
               Charge Retained)                Retained)             Commissions        Compensation
               ----------------                ---------             -----------        ------------
                      $5,533                      $12                   $-0-                $-0-


Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by the Manager during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

Class A


The annualized yield for the 30-day period ended September 30, 1999 for the Fund's Class A shares was 4.26%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 1999, which was the last day of this period. The average number of Class A shares of the Fund was 3,624,960, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1999 for the Fund's Class A shares was 7.64%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 44.28% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to North Carolina's personal income taxes). Then the small portion of the yield attributable to securities the income of which was exempt for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total return for the Fund's Class A shares for the one-year period ended September 30, 1999 was (7.63)%. The average annual total return for the Fund's Class A shares for the five-year period ended September 30, 1999 was 5.23%. The average annual total return for the Fund's Class A shares for the period from August 27, 1990 (inception) through September 30, 1999 was 5.84%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by the Fund's Class A shares over the relevant time periods were reinvested. It was then assumed that at the end of the one-, five-, and ten-year periods and the period since inception of the Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).


Class C


The annualized yield for the 30-day period ended September 30, 1999 for the Fund's Class C shares was 3.68%. The annualized yield was computed as discussed above for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 1.00% of the net amount invested) on September 30, 1999. The average number of Class C shares of the Fund was 1,327, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period September 30, 1999 for the Fund's Class C shares was 6.60%. The tax equivalent annualized yield was computed by first computing the annualized yield, as discussed above for Class A shares. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 44.28% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to North Carolina's personal income taxes). Then the small portion of the yield attributable to securities the income of which was exempt for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class C shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The total return for the Fund's Class C shares for the period from May 27, 1999 (inception) to September 30, 1999 was (5.52)%. This return was computed by assuming a hypothetical initial payment of $1,000 in Class C shares of the Fund. From this $1,000, the maximum sales load of $10.00 (1.00% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by the Fund's Class C shares over the period were reinvested. It was then assumed that at the end of the period, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class D


The annualized yield for the 30-day period ended September 30, 1999 for the Fund's Class D shares was 3.72%. The annualized yield was computed as discussed above for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 1999, which was the last day of this period. The average number of Class D shares of the Fund was 223,981, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1999 for the Fund's Class D shares was 6.67%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total return for the Fund's Class D shares for the one-year period ended September 30, 1999 was (4.71)%. The average annual total return for the Fund's Class D shares for the five-year period ended September 30, 1999 was 5.47%. The average annual total return for the Fund's Class D shares for the period from February 1, 1994 (inception) through September 30, 1999 was 3.25%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and that all of the dividends and capital gain distributions by the Fund's Class D shares over the relevant time periods were reinvested. It was then assumed that at the end of the one- and five-year periods and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable

The tables below illustrate the total returns on a $1,000 investment in the Fund's Class A, Class C and Class D shares for the ten years ended September 30, 1999 or from the Class's inception through September 30, 1999, assuming investment of all dividends and capital gain distributions.


                                     Class A


                          Value of          Value of           Value         Total Value
        Year              Initial         Capital Gain          Of                Of              Total
      Ended(1)         Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
      --------         -------------     -------------       ---------      -------------     ------------
      9/30/90              $  939             $-0-            $ -0-             $  939
      9/30/91                 985              -0-              66               1,051
      9/30/92               1,015              -0-             133               1,148
      9/30/93               1,097               3              214               1,314
      9/30/94                 974              10              254               1,238
      9/30/95               1,031              14              340               1,385
      9/30/96               1,046              16              412               1,474
      9/30/97               1,073              23              496               1,592
      9/30/98               1,107              37              585               1,729
      9/30/99               1,013              56              607               1,676           67.57%

                                     Class C

                         Value of           Value of          Value         Total Value
      Period             Initial          Capital Gain         Of                Of               Total
     Ended(1)         Investment(2)      Distributions      Dividends      Investment(2)      Return(1)(3)
     --------         -------------      -------------      ---------      -------------      ------------
      9/30/99              $  934             $-0-            $ 11              $ 945           (5.52)%

                                     Class D

                          Value of          Value of           Value         Total Value
       Period             Initial         Capital Gain          of                Of              Total
      Ended(1)         Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
      --------         -------------     -------------       ---------      -------------     ------------
      9/30/94              $  893             $-0-            $ 26              $ 919
      9/30/95                 947               2               72               1,021
      9/30/96                 958               4              115               1,077
      9/30/97                 986               8              162               1,156
      9/30/98               1,016              18              212               1,246
      9/30/99                 930              33              236               1,199           19.85%

----------
(1) From commencement of operations of Class A shares on August 27, 1990, from commencement of operations for Class C shares on May 27, 1999 and from commencement of operations for Class D shares on February 1, 1994.

(2) The "Value of Initial Investment" as of the date indicated reflects the effect of maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash, and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales charge or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.


Seligman waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

The Fund's total returns and average annual total returns quoted from time to time for periods through December 27, 1990 do not reflect the deduction of 12b-1 fees, because the 12b-1 Plan was implemented on that date. If these fees were reflected, the performance results presented would have been lower.

                              Financial Statements


The Annual Report to Shareholders of Seligman Municipal Series Trust for the fiscal year ended September 30, 1999, contains a schedule of the investments of the Fund as of September 30, 1999, as well as certain other financial information. The financial statements and notes included in the Annual Report and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.


                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.


As a general matter, the Trust will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any contract as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Trust or any series, including the Fund, to the extent and as provided in the Declaration of Trust, (d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series, abolishing series when there are no units thereof outstanding, changing the name of the Trust or the name of any series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Code, or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies), which amendments require approval by a majority of the Shares entitled to vote, (e) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (f) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the SECor any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of the Trust's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.


Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not significantly affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of trustees from the separate voting requirements of the Rule.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a series' assets for any shareholder held personally liable for obligations of such series.

Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   Appendix A

Moody's Investors Service, Inc. (Moody's)
Municipal Bonds

Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Commercial Paper

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Corporation (S&P)
Municipal Bonds

AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long-term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Municipal Notes

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest.

Commercial Paper

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B


                      RISK FACTORS REGARDING INVESTMENTS IN
                       NORTH CAROLINA MUNICIPAL SECURITIES



While North Carolina has been moving from an agricultural to a service and goods producing economy in recent years, agriculture remains a basic element in the economy of North Carolina, with tobacco production being a significant source of agricultural income. The tobacco industry in North Carolina is currently in decline with tobacco growers' quotas being cut because of declining cigarette sales. Tobacco production is expected to suffer still further because cigarette sales are projected to drop as manufacturers raise prices to cover the costs of the United States tobacco settlement. North Carolina is also the number two hog producing state and hog prices had been in a steep decline, resulting in significant losses by hog producers. The eastern section of North Carolina was affected by two significant hurricanes during the fall of 1999 which caused record flooding in many portions of the eastern section of the State, resulting in very significant losses to livestock and other agricultural products as well as widespread property damage. All these developments have adversely impacted the agricultural sector of the North Carolina economy. A strong agribusiness sector also supports farmers with farm inputs (fertilizer, insecticide, pesticide and farm machinery) and processing of commodities produced by farmers (vegetable canning and cigarette manufacturing). Manufacturing, tourism and mining are also important to the State's economy. North Carolina's manufacturing employment is among the largest in the Southeast, with textiles being the largest single source of manufacturing employment in North Carolina. However, certain portions of the North Carolina manufacturing sector, particularly the textile industry, have been hurt by foreign competition and North Carolina continues to lose textile jobs. Tourist spending has become a larger factor in the North Carolina economy in recent years. While most sectors of the North Carolina economy, excluding tobacco and textiles, have experienced a period of steady growth, the rate of future growth is expected to be slow. In fact, while continued economic growth for North Carolina is projected, the rate of that growth is forecast to slow statewide and in most regions of the State. Major reasons for the expected slower growth are a reduction in retail sales growth together with slower residential construction and higher interest rates.

The North Carolina State Constitution requires that the total expenditures of the State for each fiscal period covered by the budget must not exceed the total receipts during the fiscal period and the surplus in the State Treasury at the beginning of the period. During the State's 1990-1991 fiscal year, North Carolina began facing a substantial budget shortfall resulting from the failure of revenues received by the State to meet projected levels. While the State was successful in dealing with the problem, pressure on State revenues will be an ongoing problem. Because of taxpayer litigation concerning the now repealed intangibles tax, North Carolina is in the process of completing the payment of a multi-million dollar tax refund of the intangibles tax for certain years. The State had set aside certain funds in anticipation of having to pay these refunds.

General obligations of the State are currently rated "AAA" and "Aaa" by S&P and Moody's, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions, including the State's response to any future budget problem. When the budget shortfall problem first developed, the State was cautioned by S&P and Moody's that a failure to respond adequately to the budget shortfall could result in a reevaluation of the ratings given to the State's general obligations and the State's response to any future budget problems will be important to the maintenance of its current ratings. Moreover, such ratings apply only to obligations of the State and not to those of its political subdivisions, and the economic information provided above may not be relevant to obligations issued by such political subdivisions.

                                   Appendix C

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.


 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global investment products. o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four mutual funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

To the Shareholders

The fiscal year ended September 30, 1999, was a period of steadily rising interest rates, creating a difficult environment for fixed-income securities and for Seligman New Jersey Municipal Fund.

At the end of the Fund's fiscal-year 1998, the Federal Reserve Board was easing monetary policy in an effort to protect the US economy from the effects of the global economic crisis. Central banks around the world also lowered key interest rates in response to global turmoil. These easing actions were successful and the world economy rebounded. However, the global recovery, combined with continued growth in the US, soon caused the US Fed to voice concerns about inflation. In May, the Fed announced its bias toward a tighter policy and has since followed through with two federal funds rate hikes, for a total of 50 additional basis points.

Throughout this fiscal year, continued robust growth in the US, the recovering world economy, growing concerns regarding inflation, and tighter monetary policy, sent market interest rates steadily higher. On September 30, 1998, the 30-year US Treasury bond was yielding 4.98%. One year later, the yield had moved to 6.06%. The New Jersey State general obligation 30-year municipal bond fluctuated within a narrower range, but still rose significantly, from 4.75% on September 30, 1998, to 5.68% on September 30, 1999. The additional stability in the New Jersey municipal market was largely the result of an imbalance in municipal supply and demand. For much of the past year, rising yields were attracting investors, while municipal issuers were reluctant to offer new supply at higher rates.

Looking ahead, we believe that the US economy will slow, as was intended by the Fed's most recent actions, and that inflation fears will thus subside and reduce bond market volatility. We anticipate that the municipal market will outperform the Treasury market for the balance of calendar-year 1999, as a result of improving municipal market fundamentals, the most significant of which is the slowdown in municipal issuance, which is expected to continue into the new year.

As the millennium approaches, we have become concerned that the media's focus on the Year 2000 (Y2K) computer issue, and the fears that this attention may spark, will cause some investors to take actions that are not in their best long-term interests. In our view, the primary danger to investors is losing sight of their long-term financial goals and altering their portfolios and asset allocations in an attempt to respond to the confusion surrounding this issue.

In the US, governments and businesses have committed substantial resources to this issue and, while there may be scattered inconveniences, we believe that the US will enter the year 2000 relatively seamlessly, and that much of the rest of the developed world is also well positioned to deal with the new millennium.

For the past several years, J. & W. Seligman & Co. Incorporated (Seligman), your Fund's manager, and Seligman Data Corp. (Seligman Data), your Fund's shareholder service agent, have been working to ensure that shareholders do not experience any Y2K-related inconveniences at Seligman. We are pleased to report that the early start has paid off. During the spring of this year, Seligman and Seligman Data participated in Y2K testing conducted by the Securities Industry Association. These tests were completed without any Y2K-related problems on the part of Seligman or Seligman Data. Tests with key service providers were also conducted, all of which were successfully completed in a Y2K environment.

We appreciate your confidence in Seligman New Jersey Municipal Fund and look forward to serving your investment needs for many years to come. A discussion with your Portfolio Manager, as well as the Fund's portfolio of investments and financial statements, follows this letter.

By order of the Board of Directors,

/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                                             /s/ Brian T. Zino
                                                             -----------------
                                                             Brian T. Zino
                                                             President

November 5, 1999

SELIGMAN -- TIMES CHANGE...VALUES ENDURE

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today's investors seek their long-term financial goals.

Times Change...

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 135 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest diversified publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance that investment companies could have in building wealth for individual investors and launched its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including equity funds that specialize in small companies, technology, or international securities, and bond funds that focus on high-yield issuers, US government bonds, or municipal securities.

 ...Values Endure

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman into the new millennium.

James, Jesse, and Joseph Seligman, 1870

Table of Contents

To the Shareholders.................................    1
Interview With Your Portfolio Manager...............    2
Performance Overview and
   Portfolio Summary................................    4
Portfolios of Investments...........................    8
Statements of Assets and Liabilities.................  14
Statements of Operations............................   15
Statements of Changes in Net Assets.................   16
Notes to Financial Statements.......................   18
Financial Highlights.................................  22
Report of Independent Auditors......................   26
Trustees.............................................  27
Executive Officers and For More Information..........  28
Glossary of Financial Terms.........................   29

TO THE SHAREHOLDERS

The fiscal year ended September 30, 1999, was a period of steadily rising interest rates, creating a difficult environment for fixed-income securities and for Seligman Municipal Series Trust.

At the end of the Fund's fiscal-year 1998, the Federal Reserve Board was easing monetary policy in an effort to protect the US economy from the effects of the global economic crisis. Central banks around the world also lowered key interest rates in response to global turmoil. These easing actions were successful and the world economy has rebounded. However, the global recovery, combined with continued growth in the US, soon caused the US Fed to voice concerns about inflation. In May, the Fed announced its bias toward a tighter policy and has since followed through with two federal funds rate hikes, for a total of 50 additional basis points.

Throughout this fiscal year, continued robust growth in the US, the recovering world economy, growing concerns regarding inflation, and tighter monetary policy sent market interest rates steadily higher. On September 30, 1998, the 30-year US Treasury bond was yielding 4.98%. One year later, the yield had moved to 6.06%. Municipal bonds (as measured by the Bond Buyer 20-bond General Obligation Index) fluctuated within a much narrower range, but still rose significantly, from 4.94% on September 30, 1998, to 5.73% on September 30, 1999. The additional stability in the municipal market was largely the result of an imbalance in municipal supply and demand. Rising yields were attracting investors, while municipal issuers were reluctant to offer new supply at higher rates.

Looking ahead, we believe that the US economy will slow, as was intended by the Fed's most recent actions, and that inflation fears will thus subside and reduce bond market volatility. We anticipate that the municipal market will outperform the Treasury market for the balance of calendar-year 1999, as a result of improving municipal market fundamentals, the most significant of which is the slowdown in municipal issuance, which is expected to continue into the new year.

As the millennium approaches, we have become concerned that the media's focus on the Year 2000 (Y2K) computer issue, and the fears that this attention may spark, will cause some investors to take actions that are not in their best long-term interests. In our view, the primary danger to investors is losing sight of their long-term financial goals and altering their portfolios and asset allocations in an attempt to respond to the confusion surrounding this issue.

In the US, governments and businesses have committed substantial resources to this issue and, while there may be scattered inconveniences, we believe that the US will enter the year 2000 relatively seamlessly, and that much of the rest of the developed world is also well positioned to deal with the new millennium.

For the past several years, J. & W. Seligman & Co. Incorporated (Seligman), your Trust's manager, and Seligman Data Corp. (Seligman Data), your Trust's shareholder service agent, have been working to ensure that shareholders do not experience any Y2K-related inconveniences. We are pleased to report that the early start has paid off. During the spring of this year, Seligman and Seligman Data participated in Y2K testing conducted by the Securities Industry Association. These tests were completed without any Y2K-related problems on the part of Seligman or Seligman Data. Tests with key service providers were also conducted, all of which were successfully completed in a Y2K environment.

We appreciate your confidence in Seligman Municipal Series Trust and look forward to serving your investment needs for many years to come. A discussion with your Portfolio Manager, as well as the Trust's portfolios of investments and financial statements, follows this letter.

By order of the Trustees,

/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                /s/ Brian T. Zino
                                -----------------
                                Brian T.  Zino
                                President

November 5, 1999

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
Thomas G. Moles

Q: What economic and market factors influenced Seligman Municipal Series Trust in the last 12 months?

A: The past 12 months have been challenging for the financial markets, including the fixed-income markets. At this time last year, global equity markets were struggling to recover from the Asian financial crisis, as well as economic turmoil in Russia. In September 1998, the Federal Reserve Board initiated a series of federal funds rate easings in an effort to restore stability and liquidity to anxious world markets. At that time, market participants generally expected that US economic growth would contract as a result of world events, thereby preventing an acceleration in the rate of inflation. Additionally, many experts predicted that, with the approach of the new millennium, computer glitches would at best slow economic growth and at worst cause major disruptions leading to worldwide recession. One year later, the Fed has tightened to slow economic growth, world equity markets have recovered, and most market watchers expect the transition to the year 2000 to be uneventful.

     During the past year, the municipal market did not exhibit the degree of volatility that characterized the US Treasury market. This was largely the result of the powerful influences of supply and demand that served to mitigate both upward and downward movements in municipal yields. Last year's Treasury market rallies were caused by heavy demand for Treasury securities during periods of equity market declines. Conversely, demand for municipal bonds was not greatly affected, which lessened municipal market volatility. Further, year-to-date municipal issuance is down 20% over the same period last year. This lack of supply held municipal yields steady and was the primary reason municipal bonds outperformed Treasury bonds for much of the past 12 months.

     While the municipal market was relatively stable overall, it was not immune to the effects of shifting economic and inflation expectations. By June 1999, municipal yields began moving higher in response to increasing concern regarding the pace of economic activity and continued to move higher through fiscal year end. Accordingly, net asset values of the Trust's shares deteriorated during the last quarter of the fiscal year and performance was disappointing.

Q:   What was your investment strategy?

A: Over the past year, long-term municipal yields rose to levels not seen in several years. This presented an opportunity to enhance Trust yields by purchasing higher-yielding, longer-term bonds and by reducing positions in shorter-term bonds. In general, the longer the maturity of a bond, the more sensitive it is to changes in interest rates. During periods of declining interest rates, longer-term bonds

A TEAM APPROACH

Seligman Municipal Series Trust is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Trust by a group of seasoned professionals who are responsible for research and trading consistent with the Trust's investment objective.

Seligman Municipals Team: (standing from left) Audrey Kuchtyak, Theresa Barion, Debra McGuinness, (seated) Eileen Comerford, Thomas G. Moles (Portfolio Manager)

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
Thomas G. Moles

     outperform shorter-term bonds. However, during periods of rising interest rates, such as we have been experiencing, longer-term bonds decline more in price than shorter-term bonds.

     New purchases were concentrated in higher-rated bonds due primarily to a continuation of narrow yield spreads between higher- and lower-quality bonds. Additionally, a number of holdings received credit-rating upgrades, further contributing to the overall improvement in the Trust's credit quality.

     The Trust is well diversified among all major sectors of the municipal marketplace. Most sectors remain stable with the exception of health care, which remains vulnerable to further credit-quality deterioration mainly as a result of government cutbacks and the growth of managed care. Many health care issuers that have been well managed and have maintained consistently healthy finances are suddenly facing serious budget deficits. As a result of this alarming trend, we have been particularly diligent in monitoring our health care holdings. During the past year, portfolio activity in the sector has been heavier than usual as we restructured our positions. Despite the current situation, the health care sector continues to offer selective opportunities. Through in-depth credit analysis, we endeavor to identify strong health care credits for inclusion in the Trust's portfolio.

Q:   What is your outlook?

A: The long-awaited economic slowdown has yet to materialize, increasing the risk that the rate of inflation will accelerate. In response, bond yields have been rising steadily year to date. For the remainder of calendar year 1999, the bond markets will likely experience continued volatility until solid signs that the economy is moderating emerge. Many market participants expect the Fed to raise rates once more before year-end. This, together with higher market rates, may ease inflationary pressures and spark a bond-market rally.

     As we head toward the new millennium, we believe that there is much to be optimistic about. In the year 2000, the US economy will likely enter its tenth year of expansion, an extraordinary achievement. The financial well being of the nation's states, cities, and municipalities continues to improve, with many reporting record budget surpluses. The jobless rate remains below 5% nationally and consumer confidence remains high. Finally, as one of the few remaining possible ways to shelter income, municipal bond trusts currently offer attractive yields compared to the after-tax yields of many taxable bond investments.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

    The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Series Trust Class A shares, with and without the initial 4.75% maximum sales charge, and assume that all distributions within the period are invested in additional shares for the 10-year or since-inception (where applicable) periods ended September 30, 1999, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same periods. The performances of each Series of Seligman Municipal Series Trust Class C and Class D shares are not shown in the charts but are included in the table below each chart. It is important to keep in mind that the Lehman Index does not include any fees or sales charges and does not reflect state-specific bond market performance. The table below each chart also includes relevant portfolio characteristics for each Series.

Seligman California Municipal High-Yield Series

          With Sales Without Sales
             Charge    Charge     Lehman Index
   9/30/89   $9,521   $10,000       $10,000
  12/31/89   $9,809   $10,303       $10,384
   3/31/90   $9,896   $10,394       $10,431
   6/30/90  $10,109   $10,618       $10,675
   9/30/90  $10,051   $10,557       $10,681
  12/31/90  $10,398   $10,921       $11,142
   3/31/91  $10,636   $11,172       $11,393
   6/30/91  $10,866   $11,413       $11,636
   9/30/91  $11,310   $11,879       $12,089
  12/31/91  $11,488   $12,066       $12,495
   3/31/92  $11,652   $12,238       $12,532
   6/30/92  $12,070   $12,677       $13,009
   9/30/92  $12,328   $12,948       $13,353
  12/31/92  $12,583   $13,216       $13,596
   3/31/93  $12,948   $13,600       $14,101
   6/30/93  $13,322   $13,992       $14,562
   9/30/93  $13,642   $14,329       $15,054
  12/31/93  $13,829   $14,525       $15,265
   3/31/94  $13,511   $14,191       $14,427
   6/30/94  $13,587   $14,270       $14,587
   9/30/94  $13,699   $14,388       $14,686
  12/31/94  $13,443   $14,120       $14,475
   3/31/95  $14,314   $15,035       $15,498
   6/30/95  $14,589   $15,323       $15,871
   9/30/95  $14,911   $15,661       $16,329
  12/31/95  $15,400   $16,175       $17,001
   3/31/96  $15,259   $16,026       $16,796
   6/30/96  $15,471   $16,249       $16,925
   9/30/96  $15,878   $16,677       $17,314
  12/31/96  $16,250   $17,068       $17,756
   3/31/97  $16,185   $17,000       $17,715
   6/30/97  $16,738   $17,580       $18,326
   9/30/97  $17,266   $18,135       $18,879
  12/31/97  $17,668   $18,557       $19,391
   3/31/98  $17,904   $18,805       $19,614
   6/30/98  $18,204   $19,120       $19,912
   9/30/98  $18,726   $19,668       $20,524
  12/31/98  $18,759   $19,703       $20,647
   3/31/99  $18,892   $19,842       $20,830
   6/30/99  $18,544   $19,477       $20,462
   9/30/99  $18,198   $19,114       $20,380

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share

TOTAL RETURNS
For Periods Ended September 30, 1999


                                                                                         AVERAGE ANNUAL
                                                                    ---------------------------------------------------------
                                         CLASS C                                                                 CLASS D
                                     SINCE INCEPTION    SIX            ONE           FIVE           10       SINCE INCEPTION
                                        5/27/99*       MONTHS*        YEAR           YEARS         YEARS         2/1/94
                                    ----------------  ---------     ---------      ---------     --------   -----------------
Class A**
With Sales Charge                          n/a         (8.20)%       (7.44)%         4.83%         6.17%           n/a
Without Sales Charge                       n/a         (3.67)        (2.82)          5.85          6.69            n/a
Class C**
With Sales Charge and CDSC               (5.74)%         n/a           n/a            n/a           n/a            n/a
Without Sales Charge and CDSC            (3.79)          n/a           n/a            n/a           n/a            n/a
Class D**
With 1% CDSC                               n/a         (5.04)        (4.47)           n/a           n/a            n/a
Without CDSC                               n/a         (4.10)        (3.54)          4.88           n/a           3.83%
Lehman Index***                          (1.83)++      (2.16)        (0.70)          6.77          7.38           5.02++++


NET ASSET VALUE                                                DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                               For Periods Ended September 30, 1999

                 9/30/99       3/31/99       9/30/98                         DIVIDENDS++      CAPITAL GAIN++    SEC YIELD+++
                --------      --------      --------                         -----------      ---------------   -----------
Class A          $6.28          $6.68        $6.80             Class A         $0.312             $0.024           4.71%
Class C           6.29            n/a          n/a             Class C          0.088                 --           3.99
Class D           6.29           6.69         6.80             Class D          0.253              0.024           4.03
HOLDINGS BY MARKET SECTOR0                                     MOODY'S/S&P RATINGS0
Revenue Bonds                                   95%            Aaa/AAA             17%
General Obligation Bonds00                       5             Aa/AA               16
                                                               A/A                 52
                                                               Baa/BBB             15

WEIGHTED AVERAGE MATURITY                     24.9 years

-----------------
See footnotes on page 7.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

Seligman California Municipal Quality Series

          With Sales Without Sales
             Charge    Charge     Lehman Index
   9/30/89   $9,529   $10,000        $10,000
  12/31/89   $9,870   $10,358        $10,384
   3/31/90   $9,858   $10,346        $10,431
   6/30/90  $10,108   $10,607        $10,675
   9/30/90   $9,931   $10,422        $10,681
  12/31/90  $10,518   $11,038        $11,142
   3/31/91  $10,695   $11,224        $11,393
   6/30/91  $10,898   $11,437        $11,636
   9/30/91  $11,356   $11,918        $12,089
  12/31/91  $11,698   $12,277        $12,495
   3/31/92  $11,680   $12,257        $12,532
   6/30/92  $12,194   $12,797        $13,009
   9/30/92  $12,442   $13,057        $13,353
  12/31/92  $12,691   $13,319        $13,596
   3/31/93  $13,296   $13,953        $14,101
   6/30/93  $13,702   $14,380        $14,562
   9/30/93  $14,174   $14,875        $15,054
  12/31/93  $14,291   $14,998        $15,265
   3/31/94  $13,344   $14,004        $14,427
   6/30/94  $13,365   $14,026        $14,587
   9/30/94  $13,400   $14,063        $14,686
  12/31/94  $13,105   $13,753        $14,475
   3/31/95  $14,281   $14,987        $15,498
   6/30/95  $14,467   $15,183        $15,871
   9/30/95  $14,853   $15,588        $16,329
  12/31/95  $15,699   $16,475        $17,001
   3/31/96  $15,368   $16,129        $16,796
   6/30/96  $15,525   $16,293        $16,925
   9/30/96  $15,894   $16,680        $17,314
  12/31/96  $16,313   $17,120        $17,756
   3/31/97  $16,203   $17,004        $17,715
   6/30/97  $16,752   $17,580        $18,326
   9/30/97  $17,304   $18,160        $18,879
  12/31/97  $17,748   $18,626        $19,391
   3/31/98  $17,907   $18,793        $19,614
   6/30/98  $18,200   $19,100        $19,912
   9/30/98  $18,804   $19,735        $20,524
  12/31/98  $18,859   $19,792        $20,647
   3/31/99  $18,958   $19,895        $20,830
   6/30/99  $18,479   $19,392        $20,462
   9/30/99  $18,113   $19,008        $20,380

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share
TOTAL RETURNS
For Periods Ended September 30, 1999

                                                                                         AVERAGE ANNUAL
                                                                    ---------------------------------------------------------
                                           CLASS C                                                                 CLASS D
                                       SINCE INCEPTION    SIX            ONE           FIVE           10       SINCE INCEPTION
                                          5/27/99*       MONTHS*        YEAR           YEARS         YEARS         2/1/94
                                      ----------------  ---------     ---------      ---------     --------   -----------------
Class A**
With Sales Charge                            n/a         (8.96)%       (8.26)%        5.18%         6.12%           n/a
Without Sales Charge                         n/a         (4.46)        (3.68)         6.21          6.63            n/a
Class C**
With Sales Charge and CDSC                 (5.96)%         n/a           n/a           n/a           n/a            n/a
Without Sales Charge and CDSC              (4.04)          n/a           n/a           n/a           n/a            n/a
Class D**
With 1% CDSC                                 n/a         (5.85)        (5.47)          n/a           n/a            n/a
Without CDSC                                 n/a         (4.91)        (4.58)         5.21           n/a           3.06%
Lehman Index***                            (1.83)++      (2.16)        (0.70)         6.77          7.38           5.02++++

NET ASSET VALUE                                                DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                               FOR PERIODS ENDED SEPTEMBER 30, 1999

              9/30/99        3/31/99       9/30/98                          DIVIDENDS++      CAPITAL GAIN++    SEC YIELD+++
              -------       --------      --------                          -----------      ---------------   -----------
Class A        $6.42          $6.88        $7.21             Class A         $0.311             $0.230          4.47%
Class C         6.40            n/a          n/a             Class C          0.086                 --          3.76
Class D         6.40           6.86         7.19             Class D          0.249              0.230          3.79
HOLDINGS BY MARKET SECTOR0                                   MOODY'S/S&P RATINGS0
Revenue Bonds                                 85%            Aaa/AAA             76%
General Obligation Bonds00                    15             Aa/AA               18
                                                             A/A                  6
WEIGHTED AVERAGE MATURITY                     22.9 years

----------------
See footnotes on page 7.
                                       5

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

Seligman Florida Municipal Series

          With Sales Without Sales
             Charge    Charge     Lehman Index
   9/30/89   $9,523   $10,000        $10,000
  12/31/89   $9,924   $10,421        $10,384
   3/31/90   $9,902   $10,398        $10,431
   6/30/90  $10,161   $10,670        $10,675
   9/30/90  $10,021   $10,523        $10,681
  12/31/90  $10,565   $11,094        $11,142
   3/31/91  $10,765   $11,304        $11,393
   6/30/91  $10,986   $11,537        $11,636
   9/30/91  $11,364   $11,933        $12,089
  12/31/91  $11,686   $12,271        $12,495
   3/31/92  $11,715   $12,301        $12,532
   6/30/92  $12,177   $12,787        $13,009
   9/30/92  $12,415   $13,037        $13,353
  12/31/92  $12,746   $13,385        $13,596
   3/31/93  $13,221   $13,883        $14,101
   6/30/93  $13,794   $14,484        $14,562
   9/30/93  $14,303   $15,019        $15,054
  12/31/93  $14,470   $15,194        $15,265
   3/31/94  $13,603   $14,284        $14,427
   6/30/94  $13,710   $14,396        $14,587
   9/30/94  $13,732   $14,420        $14,686
  12/31/94  $13,671   $14,356        $14,475
   3/31/95  $14,628   $15,361        $15,498
   6/30/95  $14,859   $15,603        $15,871
   9/30/95  $15,226   $15,988        $16,329
  12/31/95  $15,951   $16,749        $17,001
   3/31/96  $15,591   $16,372        $16,796
   6/30/96  $15,707   $16,493        $16,925
   9/30/96  $16,070   $16,874        $17,314
  12/31/96  $16,392   $17,212        $17,756
   3/31/97  $16,171   $16,981        $17,715
   6/30/97  $16,807   $17,649        $18,326
   9/30/97  $17,357   $18,226        $18,879
  12/31/97  $17,921   $18,818        $19,391
   3/31/98  $18,094   $19,000        $19,614
   6/30/98  $18,369   $19,289        $19,912
   9/30/98  $18,947   $19,896        $20,524
  12/31/98  $18,937   $19,885        $20,647
   3/31/99  $19,090   $20,046        $20,830
   6/30/99  $18,717   $19,654        $20,462
   9/30/99  $18,298   $19,215        $20,380

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share
TOTAL RETURNS
For Periods Ended September 30, 1999

                                                                                       AVERAGE ANNUAL
                                                                    ---------------------------------------------------------
                                           CLASS C                                                                 CLASS D
                                       SINCE INCEPTION    SIX            ONE           FIVE           10       SINCE INCEPTION
                                          5/27/99*       MONTHS*        YEAR           YEARS         YEARS         2/1/94
                                      ----------------  ---------     ---------      ---------     --------   -----------------
Class A**
With Sales Charge                            n/a         (8.65)%       (7.98)%        4.87%         6.23%           n/a
Without Sales Charge                         n/a         (4.15)        (3.42)         5.91          6.75            n/a
Class C**
With Sales Charge and CDSC                 (5.87)%         n/a           n/a           n/a           n/a            n/a
Without Sales Charge and CDSC              (3.96)          n/a           n/a           n/a           n/a            n/a
Class D**
With 1% CDSC                                 n/a         (5.43)        (4.93)          n/a           n/a            n/a
Without CDSC                                 n/a         (4.49)        (4.01)         5.14           n/a           3.26%
Lehman Index***                            (1.83)++      (2.16)        (0.70)         6.77          7.38           5.02++++

NET ASSET VALUE                                                DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                               FOR PERIODS ENDED SEPTEMBER 30, 1999

              9/30/99        3/31/99       9/30/98                          DIVIDENDS++      CAPITAL GAIN++    SEC YIELD+++
              --------      --------      --------                         -----------      ---------------   -----------
Class A         $7.41          $7.91        $8.07             Class A         $0.343             $0.051          4.49%
Class C          7.43            n/a          n/a             Class C          0.100                 --          3.92
Class D          7.43           7.93         8.08             Class D          0.284              0.051          3.96
HOLDINGS BY MARKET SECTOR0                                    MOODY'S/S&P RATINGS0
Revenue Bonds                                  88%            Aaa/AAA             67%
General Obligation Bonds00                     12             Aa/AA               23
                                                              A/A                 10
WEIGHTED AVERAGE MATURITY                      24.2 years

----------------
See footnotes on page 7.
                                       6

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

Seligman North Carolina Municipal Series

          With Sales Without Sales
             Charge    Charge     Lehman Index
   8/27/90   $9,520   $10,000        $10,000
   9/30/90   $9,387    $9,860        $10,006
  12/31/90   $9,784   $10,277        $10,437
   3/31/91   $9,982   $10,485        $10,673
   6/30/91  $10,083   $10,591        $10,900
   9/30/91  $10,510   $11,040        $11,325
  12/31/91  $10,824   $11,370        $11,705
   3/31/92  $10,779   $11,323        $11,740
   6/30/92  $11,212   $11,777        $12,186
   9/30/92  $11,479   $12,058        $12,509
  12/31/92  $11,706   $12,297        $12,737
   3/31/93  $12,197   $12,812        $13,209
   6/30/93  $12,631   $13,268        $13,641
   9/30/93  $13,139   $13,801        $14,102
  12/31/93  $13,226   $13,893        $14,300
   3/31/94  $12,335   $12,957        $13,515
   6/30/94  $12,372   $12,996        $13,665
   9/30/94  $12,377   $13,001        $13,758
  12/31/94  $12,254   $12,872        $13,560
   3/31/95  $13,323   $13,994        $14,518
   6/30/95  $13,563   $14,247        $14,868
   9/30/95  $13,852   $14,551        $15,296
  12/31/95  $14,651   $15,390        $15,927
   3/31/96  $14,255   $14,973        $15,734
   6/30/96  $14,394   $15,120        $15,855
   9/30/96  $14,738   $15,481        $16,220
  12/31/96  $15,049   $15,807        $16,633
   3/31/97  $14,993   $15,749        $16,595
   6/30/97  $15,483   $16,264        $17,168
   9/30/97  $15,918   $16,720        $17,686
  12/31/97  $16,365   $17,190        $18,165
   3/31/98  $16,504   $17,336        $18,374
   6/30/98  $16,792   $17,638        $18,653
   9/30/98  $17,287   $18,158        $19,226
  12/31/98  $17,317   $18,190        $19,342
   3/31/99  $17,415   $18,293        $19,514
   6/30/99  $17,084   $17,946        $19,168
   9/30/99  $16,757   $17,602        $19,092

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share
TOTAL RETURNS
For Periods Ended September 30, 1999


                                                                                      AVERAGE ANNUAL
                                                                      --------------------------------------------------------
                                           CLASS C                                                 CLASS A         CLASS D
                                       SINCE INCEPTION    SIX            ONE           FIVE    SINCE INCEPTION SINCE INCEPTION
                                          5/27/99*       MONTHS*        YEAR           YEARS       8/27/90         2/1/94
                                      ----------------  ---------     ---------      -----------------------------------------
Class A**
With Sales Charge                            n/a         (8.32)%       (7.63)%        5.23%         5.84%           n/a
Without Sales Charge                         n/a         (3.78)        (3.07)         6.25          6.41            n/a
Class C**
With Sales Charge and CDSC                 (5.52)%         n/a           n/a           n/a           n/a            n/a
Without Sales Charge and CDSC              (3.62)          n/a           n/a           n/a           n/a            n/a
Class D**
With 1% CDSC                                 n/a         (4.97)        (4.71)          n/a           n/a            n/a
Without CDSC                                 n/a         (4.03)        (3.79)         5.47           n/a           3.25%
Lehman Index***                            (1.83)++      (2.16)        (0.70)         6.77          7.37+          5.02++++


NET ASSET VALUE                                                DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                               FOR PERIODS ENDED SEPTEMBER 30, 1999

               9/30/99        3/31/99       9/30/98                          DIVIDENDS++      CAPITAL GAIN++    SEC YIELD+++
               --------      --------      --------                         -----------      ---------------   -----------
Class A         $7.59          $8.07        $8.30             Class A         $0.350             $0.117          4.26%
Class C          7.59            n/a          n/a             Class C          0.102                 --          3.68
Class D          7.59           8.06         8.30             Class D          0.290              0.117          3.72
HOLDINGS BY MARKET SECTOR0                                     MOODY'S/S&P RATINGS0
Revenue Bonds                                  77%             Aaa/AAA            46%
General Obligation Bonds00                     23              Aa/AA              35
                                                               A/A                19

WEIGHTED AVERAGE MATURITY                      19.0 years

----------------
   * Returns for periods of less than one year are not annualized.
  ** Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge ("CDSC") that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase. No adjustment was made to the performance of Class A shares for periods prior to commencement dates December 27, 1990, in the case of the Florida Series, and January 1, 1993, in the case of the California High-Yield and California Quality Series, for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets for each Series. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.
 *** The Lehman Index is an unmanaged index that does not include any fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.
  ++ From 5/31/99.
++++ From 1/31/94.
   + From 8/31/90.
  ++ Represents per share amount declared for the year ended September 30, 1999
     (for Class C shares, for the period May 27, 1999 to September 30, 1999). +++ Current yield, representing the annualized yield for the 30-day period ended September 30, 1999, has been computed in accordance with SEC regulations and will vary.
   0 Percentages based on current market values of long-term holdings at
     September 30, 1999.
  00 Includes pre-refunded and escrowed-to-maturity securities.

Portfolios of Investments
September 30, 1999

CALIFORNIA HIGH-YIELD SERIES


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------- -------------
  $2,500,000  Alameda, CA Certificates of Participation (City Hall Seismic
                Upgrade Project), 6.20% due 5/1/2025....................................              NR/A       $ 2,548,175
   1,000,000  California Department of Veterans Affairs Rev. (Home Purchase),
                5 1/2% due 12/1/2018*...................................................             Aa3/AA-         955,460
   2,190,000  California Department of Water Resources Water System Rev.
                (Central Valley Project), 6% due 12/1/2020..............................             Aa2/AA        2,243,611
     500,000  California Educational Facilities Authority Rev. (Los Angeles College
                of Chiropractic Medicine), 5.60% due 11/1/2017..........................             Baa2/NR         482,890
   2,500,000  California Educational Facilities Authority Rev. (Loyola Marymount
                University), 5 3/4% due 10/1/2024.......................................              A2/NR        2,490,150
   3,000,000  California Educational Facilities Authority Rev. (Pepperdine University),
                5% due 11/1/2029........................................................              A1/NR        2,644,710
   2,500,000  California Health Facilities Financing Authority Rev. (Cedars-Sinai
                Medical Center), 5 1/4% due 8/1/2027....................................             Aaa/AAA       2,314,225
   2,500,000  California Health Facilities Financing Authority Rev. (Kaiser Permanente),
                5.40% due 5/1/2028......................................................               A3/A        2,286,450
   1,500,000  California Housing Finance Agency Home Mortgage Rev.,
                6 3/8% due 8/1/2027*....................................................             Aa2/AA-       1,533,870
   2,500,000  California Housing Finance Agency (Single Family Mortgage),
                5.40% due 8/1/2028*.....................................................             Aaa/AAA       2,324,275
   3,500,000  California Housing Finance Agency (Multi-family Housing Rev.),
                5 3/8% due  2/1/2036*...................................................             Aa3/AA-       3,168,165
   2,500,000  California Pollution Control Financing Authority Rev. (San Diego
                Gas & Electric Co.), 5.85% due 6/1/2021*................................             Aa3/AA-       2,426,625
   1,750,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
                Electric Co.), 5 7/8% due 6/1/2023*.....................................              A1/AA-       1,748,723
   1,000,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
                Electric Co.), 5.85% due 12/1/2023*.....................................              A1/AA-       1,001,960
   3,500,000  California Statewide Certificates of Participation (Children's Hospital
                of Los Angeles), 5 1/4% due 8/15/2029...................................              A1/A+        3,141,495
   2,500,000  Cupertino, CA Certificates of Participation (Capital Improvement Projects),
                5 3/4% due 1/1/2016.....................................................              A1/A+        2,503,100
   3,000,000  Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev.,
                5 3/4% due 1/15/2040....................................................             Baa3/BBB-     2,851,440
   3,500,000  Los Angeles, CA Department of Water & Power Electric Plant Rev.,
                5 1/2% due 6/15/2029....................................................             Aaa/AAA       3,395,105
   3,000,000  Modesto, CA Irrigation District Certificates of Participation,
                5.30% due 7/1/2022......................................................              A2/A+        2,779,410


----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Portfolios of Investments
September 30, 1999

CALIFORNIA HIGH-YIELD SERIES (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------- -------------
  $  645,000  Petaluma, CA Community Development Commission Tax Allocation Bonds
                (Central Business District), 9.30% due 5/15/2010........................            Baa1/NR      $   647,580
   2,010,000  Pleasanton, CA Joint Powers Financing Authority Reassessment Rev.,
                6.15% due 9/2/2012......................................................            Baa1/NR        2,079,265
   4,000,000  Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036..            Baa1/A         3,818,000
   2,500,000  Sacramento, CA Municipal Utility District Electric Rev.,
                5 1/4% due 7/1/2028.....................................................             A2/A          2,282,525
   3,000,000  San Bernardino, CA Joint Powers Financing Authority (California Dept. of
                Transportation Lease), 5 1/2% due 12/1/2020.............................             A1/A          2,869,710
   3,000,000  San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County
                Senior Lien Toll Road), 6 3/4% due 1/1/20320............................            Aaa/AAA        3,294,060
   2,500,000  Santa Barbara, CA Certificates of Participation, 5.70% due 3/1/2011.......             A1/A+         2,564,625
   1,000,000  Southern California Public Power Authority Power Project Rev.
                (Multiple Projects), 6% due 7/1/2018....................................             A2/A          1,002,220
     645,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                (Ogden Martin System of Stanislaus, Inc. Project), 7 1/2% due 1/1/2005..             NR/A-           660,409
   1,160,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                (Ogden Martin System of Stanislaus, Inc. Project), 7 5/8% due 1/1/2010..             NR/A-         1,188,431
   2,000,000  Washington Township, CA Hospital District Hospital Healthcare System Rev.,
                5 1/4% due 7/1/2029.....................................................             A2/NR         1,777,720
                                                                                                                 -----------
TOTAL MUNICIPAL BONDS (Cost $66,395,041)--97.8%.............................................................      65,024,384
VARIABLE RATE DEMAND NOTES (Cost $300,000)--0.4%............................................................         300,000
OTHER ASSETS LESS LIABILITIES--1.8%.........................................................................       1,181,859
                                                                                                                 -----------
NET ASSETS--100.0%..........................................................................................     $66,506,243
                                                                                                                 ===========


CALIFORNIA QUALITY SERIES


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------- -------------
  $3,000,000  California Department of Water Resources Water System Rev.
                (Central Valley Project), 6.10% due 12/1/20290..........................           Aaa/AA        $ 3,305,100
   3,440,000  California Educational Facilities Authority Rev. (Pomona College),
                6% due 2/15/2017........................................................           Aaa/AAA         3,559,816
   2,000,000  California Educational Facilities Authority Rev. (Stanford University),
                5.35% due 6/1/2027......................................................           Aaa/AAA         1,907,760
   4,000,000  California Educational Facilities Authority Rev. (University of San Diego),
                5% due 10/1/2028........................................................           Aaa/NR          3,563,600


--------------
+ Ratings have not been audited by Deloitte & Touche LLP.
0 Pre-refunded security.
See Notes to Financial Statements.

Portfolios of Investments
September 30, 1999

CALIFORNIA QUALITY SERIES (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------- -------------
  $4,000,000  California Educational Facilities Authority Rev. (University of Southern
                California), 5% due 10/1/2028...........................................           Aa2/AA        $ 3,548,240
   3,000,000  California Health Facilities Financing Authority Rev. (Kaiser Permanente),
                6 1/2% due 12/1/20200...................................................            A3/A           3,154,920
     360,000  California Housing Finance Agency (Housing Revenue Insured Bonds),
                8 5/8% due 8/1/2015.....................................................           Aaa/AAA           367,160
   2,730,000  California Housing Finance Agency Home Mortgage Rev.,
                6 3/4% due 2/1/2025*....................................................           Aa2/AA-         2,807,750
   4,000,000  California Pollution Control Financing Authority Rev. (Mobil Oil Corporation
                Project), 5 1/2% due 12/1/2029*.........................................           Aa2/AA          3,796,920
     890,000  California Public Capital Improvements Financing Authority
                (Pooled Projects), 8.10% due 3/1/2018...................................           Aaa/AAA           906,287
   4,000,000  California State GOs, 5% due 10/1/2023....................................           Aa3/AA-         3,597,680
   2,500,000  California Statewide Communities Development Authority Certificates of
                Participation (Citrus Valley Health Partners, Inc.), 5 1/8% due 4/1/2023           Aaa/AAA         2,296,950
   3,000,000  California Statewide Communities Development Authority Certificates of
                Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023          Aaa/AAA         2,676,870
   4,000,000  Contra Costa, CA Water District Rev., 5% due 10/1/2024....................           Aaa/AAA         3,585,200
   3,500,000  East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026           Aaa/AAA         3,130,750
   2,500,000  Eastern Municipal Water District Riverside County, CA Water and Sewer Rev.,
                6 3/4% due 7/1/2012.....................................................           Aaa/AAA         2,880,475
   3,000,000  Fresno, CA Sewer System Rev., 5 1/4% due 9/1/2019.........................           Aaa/AAA         2,874,750
   4,000,000  Los Angeles, CA Department of Water & Power Electric Plant Rev.,
                5 1/2% due 6/15/2029....................................................           Aaa/AAA         3,880,120
   2,000,000  Marin, CA Municipal Water District Water Rev., 5.65% due 7/1/2023.........            A1/AA          1,968,980
   2,000,000  Metropolitan Water District of Southern California Waterworks GOs,
                4 3/4% due 3/1/2037.....................................................           Aaa/AAA         1,656,920
   4,500,000  Orange County, CA Local Transportation Authority (Measure M Sales
                Tax Rev.), 6% due 2/15/2009.............................................           Aaa/AAA         4,889,385
   2,500,000  Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015...           Aaa/AAA         2,579,575
   4,000,000  Regents of the University of California Rev. (Multiple Purpose Projects),
                5 3/8% due 9/1/2024.....................................................           Aaa/AAA         3,838,200
   4,300,000  San Diego, CA Public Facilities Financing Authority Sewer Rev.,
                5% due 5/15/2029........................................................           Aaa/AAA         3,826,699
   4,250,000  San Francisco Bay Area Rapid Transit District, CA (Sales Tax Rev.),
                5% due 7/1/2028.........................................................           Aaa/AAA         3,787,515


----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
0 Pre-refunded security.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 1999

CALIFORNIA QUALITY SERIES (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------- -------------
  $3,000,000  San Francisco, CA City and County Airports Commission Rev.
                (International Airport), 6.60% due 5/1/2024*............................           Aaa/AAA       $ 3,214,110
                                                                                                                 -----------
TOTAL MUNICIPAL BONDS (Cost $79,057,826)--98.1%...........................................................        77,601,732
VARIABLE RATE DEMAND NOTES (Cost $100,000)--0.1%..........................................................           100,000
OTHER ASSETS LESS LIABILITIES--1.8%.......................................................................         1,387,292
                                                                                                                 -----------
NET ASSETS--100.0%........................................................................................       $79,089,024
                                                                                                                 ===========


FLORIDA SERIES


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------- -------------
  $2,000,000  Broward County, FL Airport System Rev., 5% due 10/1/2023..................           Aaa/AAA       $ 1,765,800
   1,000,000  Broward County, FL Water & Sewer Utility Rev., 5% due 10/1/2018...........           Aaa/AAA           908,610
   1,000,000  Dade County, FL Aviation Rev., 6 1/8% due 10/1/2020*......................           Aaa/AAA         1,023,680
   2,000,000  Dade County, FL Public Improvement GOs, 5 3/4% due 10/1/2016..............           Aaa/AAA         2,020,980
   2,000,000  Dade County, FL Water & Sewer System Rev., 5 3/4% due 10/1/2022...........           Aaa/AAA         2,000,000
     945,000  Florida Housing Finance Agency Rev. (General Mortgage),
                6.35% due 6/1/2014......................................................           NR/AAA            981,723
     705,000  Florida Housing Finance Agency Rev. (Single Family Mortgage),
                6.55% due 7/1/2014*.....................................................           Aaa/AAA           728,286
   1,860,000  Florida Housing Finance Agency Rev. (Homeowner Mortgage),
                6.20% due 7/1/2027*.....................................................           Aa3/AA          1,886,133
   2,500,000  Florida Ports Financing Commission Rev. (State Transportation Trust Fund),
                5 3/8% due 6/1/2027*....................................................           Aaa/AAA         2,344,450
   2,500,000  Florida State Turnpike Authority Rev., 5 5/8% due 7/1/2025................           Aaa/AAA         2,464,625
   2,000,000  Greater Orlando Aviation Authority, FL Airport Facilities Rev.,
                5 1/4% due 10/1/2023*...................................................           Aaa/AAA         1,839,020
   2,500,000  Hillsborough County, FL Aviation Authority Rev. (Tampa International
                Airport), 5 3/8% due 10/1/2023*.........................................           Aaa/AAA         2,354,000
   2,000,000  Jacksonville Electric Authority, FL Rev. (Electric System),
                5.10% due 10/1/2032.....................................................           Aa2/AA          1,763,360
   2,000,000  Jacksonville Electric Authority, FL Rev. (Water & Sewer System),
                5 5/8% due 10/1/2037....................................................           Aa3/AA-         1,922,840
   2,000,000  Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev.
                (Anheuser-Busch Project), 5 7/8% due 2/1/2036*..........................            A1/A+          1,960,100
   2,000,000  Jacksonville Health Facilities Authority, FL Hospital Rev. (Charity Obligated
                Group--Baptist/St. Vincent's Health System Inc.), 5 1/4% due 8/15/2027..           Aa2/AA+         1,807,960
   1,000,000  Lee County, FL Transportation Facilities Rev., 6% due 10/1/2015...........           Aaa/AAA         1,032,670

---------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Portfolios of Investments
September 30, 1999

FLORIDA SERIES (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------- -------------
  $2,000,000  Marion County, FL Hospital District Health System Rev. (Munroe
                Regional Health System), 5 5/8% due 10/1/2024...........................            A2/NR        $ 1,876,500
   1,000,000  Osceola County, FL Transportation Rev. (Osceola Parkway Project),
                6.10% due 4/1/2017......................................................           Aaa/AAA         1,044,600
   1,200,000  Palm Beach County, FL Criminal Justice Facilities Rev., 7 1/4% due 6/1/20110         Aaa/AAA         1,251,552
   2,000,000  Polk County, FL Industrial Development Authority Solid Waste Disposal
                Facilities Rev. (Tampa Electric Company Project), 5.85% due 12/1/2030*..           Aa2/A1+         1,982,800
   2,000,000  Reedy Creek Improvement District, FL Utilities Rev., 5 1/8% due 10/1/2019.           Aaa/AAA         1,837,420
   1,750,000  Tampa Bay, FL Regional Water Supply Utility System Authority Rev.,
                5 3/4% due 10/1/2029....................................................           Aaa/AAA         1,740,095
   1,250,000  Volusia County, FL Educational Facilities Authority Rev. (Embry-Riddle
                Aeronautical University Project), 6 5/8% due 10/15/20220................           NR/AAA          1,355,612
                                                                                                                 -----------
TOTAL MUNICIPAL BONDS (Cost $40,318,791)--100.5%..........................................................        39,892,816
VARIABLE RATE DEMAND NOTES (Cost $500,000)--1.2%..........................................................           500,000
OTHER ASSETS LESS LIABILITIES--(1.7)%.....................................................................          (690,542)
                                                                                                                 -----------
NET ASSETS--100.0%........................................................................................       $39,702,274
                                                                                                                 ===========

NORTH CAROLINA SERIES


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------- -------------
  $1,250,000  Appalachian State University, NC Housing & Student Center System Rev.,
                5 5/8% due 7/15/2015....................................................           Aaa/AAA       $ 1,254,475
   1,250,000  Asheville, NC Water System Rev., 5.70% due 8/1/2025.......................           Aaa/AAA         1,246,538
   2,000,000  Charlotte-Mecklenberg Hospital Authority, NC Health Care System Rev.,
                5 3/4% due 1/15/2021....................................................           Aa3/AA          1,958,940
   1,000,000  Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg Law
                Enforcement Center Project), 5 3/8% due 6/1/2013........................           Aa1/AA            992,760
   2,000,000  Charlotte, NC Water & Sewer GOs, 5.90% due 2/1/20170......................           Aaa/AAA         2,145,140
   1,000,000  Concord, NC Utilities System Rev., 5% due 12/1/2022.......................           Aaa/AAA           893,980
   1,500,000  Fayetteville, NC Public Works Commission Rev., 5 1/8% due 3/1/2024........           Aaa/AAA         1,366,755
   2,500,000  Martin County Industrial Facilities and Pollution Control Financing
                Authority, NC Solid Waste Disposal Rev. (Weyerhaeuser Company
                Project), 6% due 11/1/2025*.............................................            A2/A           2,456,200
     600,000  North Carolina Housing Finance Agency Rev. (Multi-Family),
                5.80% due 7/1/2014......................................................           Aa2/AA            606,150
   1,370,000  North Carolina Housing Finance Agency Rev. (Single Family),
                6 1/2% due 3/1/2018.....................................................           Aa2/AA          1,417,745


---------------
+ Ratings have not been audited by Deloitte & Touche LLP.
0 Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Portfolios of Investments
September 30, 1999

NORTH CAROLINA SERIES (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ----------------- -------------
  $1,000,000  North Carolina Medical Care Commission Hospital Rev. (Presbyterian
                Health Services Corp. Project), 6% due 10/1/20240.......................           Aa3/AA        $ 1,064,570
   1,500,000  North Carolina Medical Care Commission Hospital Rev. (First Health
                of the Carolinas Project), 5% due 10/1/2028.............................           Aa3/AA-         1,289,520
   1,500,000  North Carolina Medical Care Commission Hospital Rev. (Gaston Health
                Care), 5% due 2/15/2029.................................................            A1/A+          1,273,905
   1,500,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                5 3/4% due 1/1/2015.....................................................           Aaa/AAA         1,503,810
   3,000,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                5% due 1/1/2020++.......................................................           Aaa/AAA         2,759,490
   1,000,000  Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016...............           Aa2/AA            945,370
   1,500,000  University of North Carolina Charlotte Rev. (Student Activity Center),
                5 1/2% due 6/1/2021.....................................................           Aaa/AAA         1,464,630
     500,000  University of North Carolina Hospitals at Chapel Hill Rev.,
                6 3/8% due 2/15/20170...................................................           Aa3/AA            532,605
     500,000  University of North Carolina Hospitals at Chapel Hill Rev.,
                5% due 2/15/2024........................................................           Aaa/AAA           443,950
   1,000,000  University of North Carolina Hospitals at Chapel Hill Rev.,
                5 1/4% due 2/15/2026....................................................           Aa3/AA            906,110
   1,550,000  Wake County Industrial Facilities & Pollution Control Financing Authority,
                NC (Carolina Power & Light), 6.90% due 4/1/2009.........................            A2/A1          1,600,607
                                                                                                                 -----------
TOTAL MUNICIPAL BONDS (Cost $28,288,397)--97.3%...........................................................        28,123,250
VARIABLE RATE DEMAND NOTES (Cost $300,000)--1.0%..........................................................           300,000
OTHER ASSETS LESS LIABILITIES--1.7%.......................................................................           493,712
                                                                                                                 -----------
NET ASSETS-- 100.0%.......................................................................................       $28,916,962
                                                                                                                 ===========


--------------
+  Ratings have not been audited by Deloitte & Touche LLP.
++ Escrowed-to-maturity security.
0  Pre-refunded security.
See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 1999


                                                  CALIFORNIA          CALIFORNIA                                 NORTH
                                                  HIGH-YIELD            QUALITY              FLORIDA           CAROLINA
                                                    SERIES              SERIES               SERIES             SERIES
                                                --------------      --------------       --------------     --------------
ASSETS:
Investments, at value
   (See Portfolios of Investments):
   Long-term holdings......................       $65,024,384         $77,601,732          $39,892,816        $28,123,250
   Short-term holdings.....................           300,000             100,000              500,000            300,000
                                              ---------------      ---------------    ----------------    ---------------
                                                   65,324,384          77,701,732           40,392,816         28,423,250
Cash ......................................            71,689              84,662               68,713            148,505
Interest receivable........................         1,073,226           1,462,922              898,007            434,942
Receivable for Shares of Beneficial
   Interest sold...........................           268,270              65,824              202,783                480
Expenses prepaid to shareholder
   service agent...........................             7,939               9,829                4,914              4,158
Other......................................             6,158               6,839                5,711              6,199
                                              ---------------      ---------------    ----------------    ---------------
Total Assets...............................        66,751,666          79,331,808           41,572,944         29,017,534
                                              ===============      ===============    ================    ===============
LIABILITIES:
Dividends payable..........................            97,465             113,763               54,744             40,014
Payable for Shares of Beneficial Interest
   repurchased.............................            45,844              14,893                  170                 --
Payable for securities purchased...........                --                  --            1,742,510                --
Accrued expenses and other.................           102,114             114,128               73,246             60,558
                                              ---------------      ---------------    ----------------    ---------------
Total Liabilities .........................           245,423             242,784            1,870,670            100,572
                                              ---------------      ---------------    ----------------    ---------------
Net Assets.................................       $66,506,243         $79,089,024          $39,702,274        $28,916,962
                                              ===============      ===============    ================    ===============
COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par:
   Class A.................................       $     9,205         $    11,649          $     5,072        $     3,586
   Class C.................................               166                   2                   34                  1
   Class D.................................             1,218                 669                  248                222
Additional paid-in capital.................        67,087,924          79,948,659           39,895,503         28,831,283
Undistributed net realized gain............           778,387             584,139              227,392            247,017
Net unrealized depreciation
   of investments..........................        (1,370,657)         (1,456,094)            (425,975)          (165,147)
                                              ---------------      ---------------    ----------------    ---------------
Net Assets.................................       $66,506,243         $79,089,024          $39,702,274        $28,916,962
                                              ===============      ===============    ================    ===============
NET ASSETS:
   Class A.................................       $57,806,975         $74,793,186          $37,605,866        $27,224,340
   Class C.................................       $ 1,041,062         $     9,538           $  253,579        $    10,180
   Class D.................................       $ 7,658,206         $ 4,286,300           $1,842,829        $ 1,682,442

SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited shares authorized; $0.001 par value):
   Class A.................................         9,205,204          11,649,366            5,072,047          3,585,733
   Class C  ...............................           165,621               1,490               34,134              1,341
   Class D  ...............................         1,218,263             669,391              248,053            221,717

NET ASSET VALUE PER SHARE:
Class A....................................             $6.28               $6.42                $7.41              $7.59
Class C....................................             $6.29               $6.40                $7.43              $7.59
Class D....................................             $6.29               $6.40                $7.43              $7.59


-------------------
See Notes to Financial Statements.

Statements of Operations
For the Year Ended September 30, 1999


                                                   CALIFORNIA          CALIFORNIA                                NORTH
                                                   HIGH-YIELD            QUALITY              FLORIDA          CAROLINA
                                                     SERIES              SERIES               SERIES            SERIES
                                                --------------      --------------      --------------       ------------
INVESTMENT INCOME:
Interest .....................................    $ 3,760,581          $ 4,662,484         $ 2,410,303        $ 1,753,890
                                               ---------------     ---------------     ---------------     --------------
EXPENSES:
Management fees...............................        338,183              433,279             222,815            161,355
Distribution and service fees.................        139,123              129,616             128,502             94,006
Shareholder account services..................         84,384              106,096              59,292             45,575
Auditing and legal fees.......................         31,744               38,302              28,825             21,377
Custody and related services..................         14,747                8,182               9,328              8,820
Registration..................................          9,877               13,157               9,780              9,356
Trustees' fees and expenses...................          9,789               10,184               7,437              6,709
Shareholder reports and communications........          6,121                8,472               5,689              4,568
Miscellaneous.................................          3,645                3,336               3,078              2,790
                                               ---------------     ---------------     ---------------     --------------
Total Expenses................................        637,613              750,624             474,746            354,556
                                               ---------------     ---------------     ---------------     --------------
Net Investment Income.........................      3,122,968            3,911,860           1,935,557          1,399,334
                                               ---------------     ---------------     ---------------     --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments..............        848,260              967,560             232,488            253,645
Net change in unrealized appreciation
  of investments..............................     (6,115,178)          (8,037,661)         (3,636,357)        (2,615,290)
                                               ---------------     ---------------     ---------------     --------------
Net Loss on Investments ......................     (5,266,918)          (7,070,101)         (3,403,869)        (2,361,645)
                                               ---------------     ---------------     ---------------     --------------
Decrease in Net Assets from Operations........    $(2,143,950)         $(3,158,241)        $(1,468,312)       $  (962,311)
                                               ===============     ===============     ===============     ==============


--------------
See Notes to Financial Statements.

Statements of Changes in Net Assets


                                                   CALIFORNIA HIGH-YIELD SERIES               CALIFORNIA QUALITY SERIES
                                             ---------------------------------------- ----------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,                 YEAR ENDED SEPTEMBER 30,
                                             ---------------------------------------- ----------------------------------------
                                                    1999                 1998                1999                   1998
                                              ---------------      ---------------     ---------------         ---------------
OPERATIONS:
Net investment income ...................       $  3,122,968         $  2,869,233        $  3,911,860             $  4,188,124
Net realized gain on investments.........            848,260              315,617             967,560                2,703,169
Net change in unrealized appreciation
   of investments........................         (6,115,178)           1,697,381          (8,037,661)                 429,796
                                                ------------         ------------        ------------             ------------
Increase (Decrease) in Net Assets
   from Operations.......................         (2,143,950)           4,882,231          (3,158,241)               7,321,089
                                                ------------         ------------        ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A...............................         (2,825,817)          (2,672,172)         (3,747,630)              (4,112,546)
   Class C...............................             (7,503)                  --                (114)                      --
   Class D...............................           (289,648)            (197,061)           (164,116)                 (75,578)
Net realized gain on investments:
   Class A...............................           (207,681)            (255,159)         (2,762,949)                (410,719)
   Class C...............................                 --                   --                  --                       --
   Class D...............................            (23,942)             (16,987)           (100,451)                  (9,630)
                                                ------------         ------------        ------------             ------------
Decrease in Net Assets
   from Distributions....................         (3,354,591)          (3,141,379)         (6,775,260)              (4,608,473)
                                                ------------         ------------        ------------             ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales of shares .......         21,297,184           11,837,819           6,015,293                3,421,093
Investment of dividends..................          1,817,908            1,555,429           1,932,726                2,114,625
Exchanged from associated Funds..........          6,342,123            3,313,043           2,462,908               11,535,295
Value of shares issued in payment of
   gain distributions....................            162,740              188,579           1,751,037                  255,071
                                                ------------         ------------        ------------             ------------
Total ...................................         29,619,955           16,894,870          12,161,964               17,326,084
                                                ------------         ------------        ------------             ------------
Cost of shares repurchased...............        (15,119,823)          (8,535,835)        (10,056,106)              (9,709,059)
Exchanged into associated Funds..........         (7,262,583)          (1,535,432)         (2,907,275)              (9,174,765)
                                                ------------         ------------        ------------             ------------
Total ...................................        (22,382,406)         (10,071,267)        (12,963,381)             (18,883,824)
                                                ------------         ------------        ------------             ------------
Increase (Decrease) in Net Assets
   from Transactions in Shares
   of Beneficial Interest................          7,237,549            6,823,603            (801,417)              (1,557,740)
                                                ------------         ------------        ------------             ------------
Increase (Decrease) in Net Assets........          1,739,008            8,564,455         (10,734,918)               1,154,876

NET ASSETS:
Beginning of year........................         64,767,235           56,202,780          89,823,942               88,669,066
                                                ------------         ------------        ------------             ------------
End of Year..............................        $66,506,243          $64,767,235         $79,089,024              $89,823,942
                                                ============         ============        ============             ============

---------------
See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                          FLORIDA SERIES                        NORTH CAROLINA SERIES
                                             ---------------------------------------- ----------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,                 YEAR ENDED SEPTEMBER 30,
                                             ---------------------------------------- ----------------------------------------
                                                   1999                 1998                1999                    1998
                                             ---------------      ---------------     ---------------          ---------------
OPERATIONS:
Net investment income ...................      $  1,935,557         $  1,954,649        $  1,399,334             $  1,474,812
Net realized gain on investments.........           232,488              283,504             253,645                  471,836
Net change in unrealized appreciation
   of investments........................        (3,636,357)           1,624,389          (2,615,290)                 828,922
                                               ------------         ------------        ------------             ------------
Increase (Decrease) in Net Assets
   from Operations.......................        (1,468,312)           3,862,542            (962,311)               2,775,570
                                               ------------         ------------        ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A...............................        (1,853,149)          (1,887,251)         (1,341,165)              (1,428,764)
   Class C...............................            (2,744)                  --                (113)                      --
   Class D...............................           (79,664)             (67,398)            (58,056)                 (46,048)
Net realized gain on investments:
   Class A...............................          (272,671)            (385,124)           (451,811)                (259,010)
   Class C...............................                --                   --                  --                       --
   Class D...............................           (14,496)             (16,296)            (20,721)                  (9,526)
                                               ------------         ------------        ------------             ------------
Decrease in Net Assets
   from Distributions....................        (2,222,724)          (2,356,069)         (1,871,866)              (1,743,348)
                                               ------------         ------------        ------------             ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales of shares .......         4,498,419            2,370,389           1,889,423                1,960,723
Investment of dividends..................           732,052              778,626             747,439                  781,990
Exchanged from associated Funds..........         3,209,545            2,116,091             221,185                  651,369
Value of shares issued in payment of
   gain distributions....................           163,562              236,832             351,195                  201,030
                                               ------------         ------------        ------------             ------------
Total ...................................         8,603,578            5,501,938           3,209,242                3,595,112
                                               ------------         ------------        ------------             ------------
Cost of shares repurchased...............        (6,378,034)          (4,243,367)         (4,748,910)              (4,163,732)
Exchanged into associated Funds..........        (3,235,898)          (2,063,608)           (523,333)                (550,126)
                                               ------------         ------------        ------------             ------------
Total ...................................        (9,613,932)          (6,306,975)         (5,272,243)              (4,713,858)
                                               ------------         ------------        ------------             ------------
Decrease in Net Assets
   from Transactions in Shares
   of Beneficial Interest................        (1,010,354)            (805,037)         (2,063,001)              (1,118,746)
                                               ------------         ------------        ------------             ------------
Increase (Decrease) in Net Assets........        (4,701,390)             701,436          (4,897,178)                 (86,524)

NET ASSETS:
Beginning of year........................        44,403,664           43,702,228          33,814,140               33,900,664
                                               ------------         ------------        ------------             ------------
End of Year..............................       $39,702,274          $44,403,664         $28,916,962              $33,814,140
                                               ============         ============        ============             ============


--------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Multiple Classes of Shares -- Seligman Municipal Series Trust (the "Trust") consists of four separate series: the "California High-Yield Series," the "California Quality Series," the "Florida Series," and the "North Carolina Series." Each Series of the Trust offers three classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase. The Trust began offering Class C shares on May 27, 1999. Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

a. Security Valuation -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. Federal Taxes -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. Security Transactions and Related Investment Income -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. Multiple Class Allocations -- Each Series' income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 1999, distribution and service fees were the only class-specific expenses.

e. Distributions to Shareholders-- Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of any series of the Trust.

3. Purchases and Sales of Securities -- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1999, were as follows:

  SERIES                    PURCHASES            SALES
----------                 -----------        -----------
California High-Yield      $25,843,638         $18,255,298
California Quality          17,190,650          20,244,980
Florida                      7,925,059           7,946,257
North Carolina                 481,430           3,017,128

    At September 30, 1999, each Series' cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                               TOTAL            TOTAL
                            UNREALIZED       UNREALIZED
  SERIES                   APPRECIATION     DEPRECIATION
----------                 ------------     ------------
California High-Yield        $1,081,968      $2,452,625
California Quality            2,199,066       3,655,160
Florida                         592,110       1,018,085
North Carolina                  600,068         765,215

4. Management Fee, Distribution Services, and Other Transactions -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees or consultants of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly,

NOTES TO FINANCIAL STATEMENTS

equal to 0.50% per annum of each Series' average daily net assets.

    Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A and Class C shares:

                         DISTRIBUTOR             DEALER
  SERIES                 CONCESSIONS           COMMISSIONS
----------               -----------          ------------
California High-Yield      $12,848              $100,460
California Quality           9,862                74,095
Florida                      6,782                51,651
North Carolina               5,533                40,523

    The Trust has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust pursuant to the Plan. For the year ended September 30, 1999, for the California High-Yield, California Quality, Florida, and North Carolina Series, fees incurred under the Plan aggregated $61,474, $84,881, $105,809, and $78,017, respectively, or 0.10%, 0.10%, 0.25%, and 0.25%, respectively, per annum of average daily net assets of Class A shares.

    Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the year ended September 30, 1999, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

 SERIES                   CLASS C               CLASS D
---------               -----------          ------------
California High-Yield       $1,884               $75,765
California Quality              29                44,706
Florida                        711                21,982
North Carolina                  30                15,959

    The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and redemptions of Class D shares occurring within one year of purchase. For the year ended September 30, 1999, such charges amounted to $14,468 for the California High-Yield Series, $2,264 for the California Quality Series, $1,475 for the Florida Series, and $12 for the North Carolina Series.

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1999, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees, pursuant to the Plan, as follows:

                                          DISTRIBUTION AND
  SERIES                   COMMISSIONS      SERVICE FEES
----------                ------------      ------------
California High-Yield        $5,005             $2,017
California Quality            1,156              2,438
Florida                       1,318              4,753
North Carolina                2,175              2,644

    Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

  SERIES
----------
California High-Yield      $ 84,384
California Quality          106,096
Florida                      59,292
North Carolina               45,575

    Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in trustees' fees and expenses, and the accumulated balances thereof at September 30, 1999, are included in other liabilities as follows:

  SERIES
----------
California High-Yield       $27,329
California Quality           27,455
Florida                      14,139
North Carolina               10,602

5. Committed Line of Credit -- The Trust is a participant in a joint $750 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. Each Series' borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2000, but is renewable annually with the consent of the participating banks. For the year ended September 30, 1999, the Trust had not borrowed from the credit facility.

NOTES TO FINANCIAL STATEMENTS

6. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:


CALIFORNIA HIGH-YIELD SERIES                                                CLASS A
                                                    ------------------------------------------------------
                                                                 YEAR ENDED SEPTEMBER 30,
                                                    ------------------------------------------------------
                                                             1999                      1998
                                                    ------------------------- ----------------------------
                                                      SHARES       AMOUNT         SHARES        AMOUNT
                                                    ----------   ----------     ----------    ------------
Net proceeds from sales of shares..............      2,624,733  $ 17,491,961     1,277,052    $  8,495,720
Investment of dividends........................        242,874     1,601,698       211,143       1,407,211
Exchanged from associated Funds................        861,977     5,696,785       413,298       2,763,236
Shares issued in payment of gain distributions.         21,223       142,616        26,588         174,948
                                                    ----------  ------------    ----------    ------------
Total..........................................      3,750,807    24,933,060     1,928,081      12,841,115
                                                    ----------  ------------    ----------    ------------
Cost of shares repurchased.....................     (2,152,611)  (14,122,052)   (1,201,761)     (8,007,292)
Exchanged into associated Funds................       (983,221)   (6,519,246)     (140,692)       (937,063)
                                                    ----------  ------------    ----------    ------------
Total..........................................     (3,135,832)  (20,641,298)   (1,342,453)     (8,944,355)
                                                    ----------  ------------    ----------    ------------
Increase.......................................        614,975  $  4,291,762       585,628    $  3,896,760
                                                    ==========  ============    ==========    ============

CALIFORNIA QUALITY SERIES                                                   CLASS A
                                                    ------------------------------------------------------
                                                                 YEAR ENDED SEPTEMBER 30,
                                                    ------------------------------------------------------
                                                             1999                      1998
                                                    ------------------------- ----------------------------
                                                      SHARES       AMOUNT         SHARES        AMOUNT
                                                    ----------   ----------     ----------    ------------
Net proceeds from sales of shares..............        392,761  $  2,663,057       412,540    $  2,910,248
Investment of dividends........................        272,151     1,853,060       294,684       2,074,707
Exchanged from associated Funds................        184,375     1,277,793     1,335,307       9,378,739
Shares issued in payment of gain distributions.        242,713     1,679,573        35,850         249,515
                                                    ----------  ------------    ----------    ------------
Total..........................................      1,092,000     7,473,483     2,078,381      14,613,209
                                                    ----------  ------------    ----------    ------------
Cost of shares repurchased.....................     (1,304,849)   (8,809,973)   (1,299,234)     (9,140,974)
Exchanged into associated Funds................       (280,143)   (1,967,426)   (1,081,747)     (7,593,529)
                                                    ----------  ------------    ----------    ------------
Total..........................................     (1,584,992)  (10,777,399)   (2,380,981)    (16,734,503)
                                                    ----------  ------------    ----------    ------------
Increase (Decrease)............................       (492,992) $ (3,303,916)     (302,600)   $ (2,121,294)
                                                    ==========  ============    ==========    ============

FLORIDA SERIES                                                             CLASS A
                                                    ------------------------------------------------------
                                                                 YEAR ENDED SEPTEMBER 30,
                                                    ------------------------------------------------------
                                                             1999                      1998
                                                    ------------------------- ----------------------------
                                                      SHARES       AMOUNT         SHARES        AMOUNT
                                                    ----------   ----------     ----------    ------------
Net proceeds from sales of shares..............        519,451  $  4,068,773       231,028    $  1,820,657
Investment of dividends........................         88,673       692,647        93,274         735,335
Exchanged from associated Funds................        307,595     2,411,983       237,657       1,868,336
Shares issued in payment of gain distributions.         19,319       153,195        29,005         224,788
                                                    ----------  ------------    ----------    ------------
Total..........................................        935,038     7,326,598       590,964       4,649,116
                                                    ----------  ------------    ----------    ------------
Cost of shares repurchased.....................       (726,633)   (5,630,569)     (482,133)     (3,801,719)
Exchanged into associated Funds................       (401,208)   (3,048,712)     (234,463)     (1,850,538)
                                                     ----------  ------------    ----------    ------------
Total..........................................     (1,127,841)   (8,679,281)     (716,596)     (5,652,257)
                                                    ----------  ------------    ----------    ------------
Increase (Decrease)............................       (192,803) $ (1,352,683)     (125,632)   $ (1,003,141)
                                                    ==========  ============    ==========    ============

NORTH CAROLINA SERIES                                                        CLASS A
                                                    ------------------------------------------------------
                                                                 YEAR ENDED SEPTEMBER 30,
                                                    ------------------------------------------------------
                                                             1999                      1998
                                                    ------------------------- ----------------------------
                                                      SHARES       AMOUNT         SHARES        AMOUNT
                                                    ----------   ----------     ----------    ------------
Net proceeds from sales of shares...............       175,103  $  1,412,517       202,159    $  1,639,241
Investment of dividends.........................        88,130       704,629        92,259         749,183
Exchanged from associated Funds.................        26,310       212,683        67,414         551,292
Shares issued in payment of gain distributions..        40,880       331,130        24,008         192,301
                                                    ----------  ------------    ----------    ------------
Total...........................................       330,423     2,660,959       385,840       3,132,017
                                                    ----------  ------------    ----------    ------------
Cost of shares repurchased......................      (578,427)   (4,584,553)     (480,689)     (3,903,375)
Exchanged into associated Funds.................       (64,700)     (523,333)      (67,042)       (545,626)
                                                    ----------  ------------    ----------    ------------
Total...........................................      (643,127)   (5,107,886)     (547,731)     (4,449,001)
                                                    ----------  ------------    ----------    ------------
Increase (Decrease).............................      (312,704) $ (2,446,927)     (161,891)   $ (1,316,984)
                                                    ==========  ============    ==========    ============


CALIFORNIA HIGH-YIELD SERIES                                 CLASS C                                 CLASS D
                                                    ------------------------    --------------------------------------------------
                                                                                            YEAR ENDED SEPTEMBER 30,
                                                        MAY 27, 1999* TO        --------------------------------------------------
                                                       SEPTEMBER 30, 1999               1999                         1998
                                                    ------------------------    ----------------------      ----------------------
                                                       SHARES       AMOUNT         SHARES     AMOUNT           SHARES     AMOUNT
                                                    -----------  -----------    ----------- ----------      ----------- ----------
Net proceeds from sales of shares................       164,917  $1,063,949         409,465 $ 2,741,274         499,452 $ 3,342,099
Investment of dividends..........................           707       4,509          31,985     211,701          22,196     148,218
Exchanged from associated Funds..................            --          --          96,237     645,338          82,354     549,807
Shares issued in payment of gain distributions...            --          --           2,990      20,124           2,068      13,631
                                                        -------  ----------        -------- -----------        -------- -----------
Total............................................       165,624   1,068,458         540,677   3,618,437         606,070   4,053,755
                                                        -------  ----------        -------- -----------        -------- -----------
Cost of shares redeemed..........................            (3)        (21)       (150,575)   (997,750)        (79,088)   (528,543)
Exchanged into associated Funds..................            --          --        (111,644)   (743,337)        (89,085)   (598,369)
                                                        -------  ----------        -------- -----------        -------- -----------
Total............................................            (3)        (21)       (262,219) (1,741,087)       (168,173) (1,126,912)
                                                        -------  ----------        -------- -----------        -------- -----------
Increase.........................................       165,621  $1,068,437         278,458 $ 1,877,350         437,897 $ 2,926,843
                                                        =======  ==========        ======== ===========        ======== ===========

CALIFORNIA QUALITY SERIES                                   CLASS C                                 CLASS D
                                                    ------------------------    --------------------------------------------------
                                                                                            YEAR ENDED SEPTEMBER 30,
                                                        MAY 27, 1999* TO        --------------------------------------------------
                                                       SEPTEMBER 30, 1999               1999                         1998
                                                    ------------------------    ----------------------      ----------------------
                                                       SHARES       AMOUNT         SHARES     AMOUNT           SHARES     AMOUNT
                                                    -----------  -----------    ----------- ----------      ----------- ----------
Net proceeds from sales of shares................         1,474  $    9,904         484,533 $ 3,342,332          72,661 $   510,845
Investment of dividends..........................            16         103          11,719      79,563           5,681      39,918
Exchanged from associated Funds..................            --          --         167,993   1,185,115         307,189   2,156,556
Shares issued in payment of gain distributions...            --          --          10,357      71,464             799       5,556
                                                        -------  ----------        -------- -----------        -------- -----------
Total............................................         1,490      10,007         674,602   4,678,474         386,330   2,712,875
                                                        -------  ----------        -------- -----------        -------- -----------
Cost of shares redeemed..........................            --          --        (183,777) (1,246,133)        (80,796)   (568,085)
Exchanged into associated Funds..................            --          --        (141,466)   (939,849)       (225,899) (1,581,236)
                                                        -------  ----------        -------- -----------        -------- -----------
Total............................................            --          --        (325,243) (2,185,982)       (306,695) (2,149,321)
                                                        -------  ----------        -------- -----------        -------- -----------
Increase (Decrease)..............................         1,490  $   10,007         349,359 $ 2,492,492          79,635 $   563,554
                                                        =======  ==========        ======== ===========        ======== ===========

FLORIDA SERIES                                              CLASS C                                 CLASS D
                                                    ------------------------    --------------------------------------------------
                                                                                            YEAR ENDED SEPTEMBER 30,
                                                        MAY 27, 1999* TO        --------------------------------------------------
                                                       SEPTEMBER 30, 1999               1999                         1998
                                                    ------------------------    ----------------------      ----------------------
                                                       SHARES       AMOUNT         SHARES     AMOUNT           SHARES     AMOUNT
                                                    -----------  -----------    ----------- ----------      ----------- ----------
Net proceeds from sales of shares................        34,107  $  263,437          20,914 $   166,209          69,634 $   549,732
Investment of dividends..........................            27         204           4,975      39,201           5,481      43,291
Exchanged from associated Funds..................            --          --         100,105     797,562          31,343     247,755
Shares issued in payment of gain distributions...            --          --           1,306      10,367           1,550      12,044
                                                        -------  ----------        -------- -----------        -------- -----------
Total............................................        34,134     263,641         127,300   1,013,339         108,008     852,822
                                                        -------  ----------        -------- -----------        -------- -----------
Cost of shares redeemed..........................            --          --         (95,272)   (747,465)        (55,774)   (441,648)
Exchanged into associated Funds..................            --          --         (23,955)   (187,186)        (27,097)   (213,070)
                                                        -------  ----------        -------- -----------        -------- -----------
Total............................................            --          --        (119,227)   (934,651)        (82,871)   (654,718)
                                                        -------  ----------        -------- -----------        -------- -----------
Increase (Decrease)..............................        34,134  $  263,641           8,073 $    78,688          25,137 $   198,104
                                                        =======  ==========        ======== ===========        ======== ===========

NORTH CAROLINA SERIES                                       CLASS C                                 CLASS D
                                                    ------------------------    --------------------------------------------------
                                                                                             YEAR ENDED SEPTEMBER 30,
                                                        MAY 27, 1999* TO        --------------------------------------------------
                                                       SEPTEMBER 30, 1999               1999                         1998
                                                    ------------------------    ----------------------      ----------------------
                                                       SHARES       AMOUNT         SHARES     AMOUNT           SHARES     AMOUNT
                                                    -----------  -----------    ----------- ----------      ----------- ----------
Net proceeds from sales of shares................         1,329  $   10,422          58,041 $   466,484          39,497 $   321,482
Investment of dividends..........................            12         101           5,351      42,709           4,042      32,807
Exchanged from associated Funds..................            --          --           1,053       8,502          12,161     100,077
Shares issued in payment of gain distributions...            --          --           2,477      20,065           1,091       8,729
                                                        -------  ----------        -------- -----------        -------- -----------
Total............................................         1,341      10,523          66,922     537,760          56,791     463,095
                                                        -------  ----------        -------- -----------        -------- -----------
Cost of shares redeemed..........................            --          --         (20,733)   (164,357)        (31,930)   (260,357)
Exchanged into associated Funds..................            --          --              --          --            (560)     (4,500)
                                                        -------  ----------        -------- -----------        -------- -----------
Total............................................            --          --         (20,733)   (164,357)        (32,490)   (264,857)
                                                        -------  ----------        -------- -----------        -------- -----------
Increase (Decrease)..............................         1,341  $   10,523          46,189 $   373,403          24,301 $   198,238
                                                        =======  ==========        ======== ===========        ======== ===========

----------
*Commencement of offering of Class C shares.

FINANCIAL HIGHLIGHTS

    The tables below are intended to help you understand the financial performance of each Class of each Series for the past five years or from its inception if less than five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges, and are not annualized for periods of less than one year.

CALIFORNIA HIGH-YIELD SERIES

                                                                                CLASS A                            CLASS C
                                                     -------------------------------------------------------    --------------
                                                                        YEAR ENDED SEPTEMBER 30,                    5/27/99*
                                                     -------------------------------------------------------          to
                                                       1999        1998        1997        1996       1995          9/30/99
                                                     --------    -------     -------     -------    --------    --------------
PER SHARE DATA:
Net Asset Value, Beginning of Period..........        $6.80       $6.61       $6.50       $6.47      $6.30         $6.62
                                                      -----       -----       -----       -----      -----         -----
Income from Investment Operations:
Net investment income.........................         0.31        0.32        0.34        0.36       0.37          0.09
Net realized and unrealized gain (loss)
   on investments.............................        (0.50)       0.22        0.20        0.05       0.17         (0.33)
                                                      -----       -----       -----       -----      -----         -----
Total from Investment Operations..............        (0.19)       0.54        0.54        0.41       0.54         (0.24)
                                                      -----       -----       -----       -----      -----         -----
Less Distributions:
Dividends from net investment income..........        (0.31)      (0.32)      (0.34)      (0.36)     (0.37)        (0.09)
Distributions from net realized capital gain..        (0.02)      (0.03)      (0.09)      (0.02)        --            --
                                                      -----       -----       -----       -----      -----         -----
Total Distributions...........................        (0.33)      (0.35)      (0.43)      (0.38)     (0.37)        (0.09)
                                                      -----       -----       -----       -----      -----         -----
Net Asset Value, End of Period................        $6.28       $6.80       $6.61       $6.50      $6.47         $6.29
                                                      =====       =====       =====       =====      =====         =====
TOTAL RETURN:                                         (2.82)%      8.45%       8.74%       6.49%      8.85%        (3.79)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)......        $57,807    $58,374     $52,883     $50,264    $51,504         $1,041
Ratio of expenses to average net assets.......          0.84%      0.82%       0.87%       0.84%      0.90%          1.72%+
Ratio of net income to average net assets.....          4.71%      4.81%       5.26%       5.49%      5.84%          3.95%+
Portfolio turnover rate.......................         27.61%     10.75%      22.42%      34.75%     17.64%         27.61%++


                                                                                  CLASS D
                                                     ---------------------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------------------------------------------
                                                       1999          1998          1997          1996         1995
                                                     --------      --------      --------      --------     --------
PER SHARE DATA:
Net Asset Value, Beginning of Year...............     $6.80         $6.61         $6.51         $6.48        $6.31
                                                      -----         -----         -----         -----        -----
Income from Investment Operations:
Net investment income............................      0.25          0.26          0.28          0.30         0.31
Net realized and unrealized gain (loss)
   on investments................................     (0.49)         0.22          0.19          0.05         0.17
                                                      -----         -----         -----         -----        -----
Total from Investment Operations.................     (0.24)         0.48          0.47          0.35         0.48
                                                      -----         -----         -----         -----        -----
Less Distributions:
Dividends from net investment income.............     (0.25)        (0.26)        (0.28)        (0.30)       (0.31)
Distributions from net realized capital gain.....     (0.02)        (0.03)        (0.09)        (0.02)          --
                                                      -----         -----         -----         -----        -----
Total Distributions..............................     (0.27)        (0.29)        (0.37)        (0.32)       (0.31)
                                                      -----         -----         -----         -----        -----
Net Asset Value, End of Year.....................     $6.29         $6.80         $6.61         $6.51        $6.48
                                                      =====         =====         =====         =====        =====
TOTAL RETURN:                                         (3.54)%        7.47%         7.60%         5.53%        7.78%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)...........      $7,658       $6,393        $3,320        $1,919       $1,277
Ratio of expenses to average net assets..........       1.74%        1.73%         1.77%         1.74%        1.91%
Ratio of net income to average net assets........       3.81%        3.90%         4.36%         4.59%        4.84%
Portfolio turnover rate..........................      27.61%       10.75%        22.42%        34.75%       17.64%

------------
See footnotes on page 25.

FINANCIAL HIGHLIGHTS

CALIFORNIA QUALITY SERIES


                                                                                CLASS A                            CLASS C
                                                     -------------------------------------------------------    --------------
                                                                        YEAR ENDED SEPTEMBER 30,                    5/27/99*
                                                     -------------------------------------------------------          to
                                                       1999        1998        1997        1996       1995          9/30/99
                                                     --------    -------     -------     -------    --------    --------------
PER SHARE DATA:
Net Asset Value, Beginning of Period..............    $7.21       $6.99       $6.75       $6.65      $6.39         $6.75
                                                      -----       -----       -----       -----      -----         -----
Income from Investment Operations:
Net investment income.............................     0.31        0.33        0.34        0.35       0.34          0.09
Net realized and unrealized gain (loss)
   on investments.................................    (0.56)       0.25        0.24        0.11       0.32         (0.35)
                                                      -----       -----       -----       -----      -----         -----
Total from Investment Operations..................    (0.25)       0.58        0.58        0.46       0.66         (0.26)
                                                      -----       -----       -----       -----      -----         -----
Less Distributions:
Dividends from net investment income..............    (0.31)      (0.33)      (0.34)      (0.35)     (0.34)        (0.09)
Distributions from net realized capital gain......    (0.23)      (0.03)         --       (0.01)     (0.06)           --
                                                      -----       -----       -----       -----      -----         -----
Total Distributions...............................    (0.54)      (0.36)      (0.34)      (0.36)     (0.40)        (0.09)
                                                      -----       -----       -----       -----      -----         -----
Net Asset Value, End of Period....................    $6.42       $7.21       $6.99       $6.75      $6.65         $6.40
                                                      =====       =====       =====       =====      =====         =====
TOTAL RETURN:                                         (3.68)%      8.67%       8.87%       7.00%     10.85%        (4.04)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)..........    $74,793    $87,522     $86,992     $95,560    $94,947            $10
Ratio of expenses to average net assets...........      0.82%      0.77%       0.82%       0.79%      0.89%          1.72%+
Ratio of net income to average net assets.........      4.56%      4.75%       4.99%       5.11%      5.34%          3.80%+
Portfolio turnover rate...........................     20.24%     30.82%      12.16%      12.84%     11.24%         20.24%++

                                                                                CLASS D
                                                     ---------------------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------------------------------------------
                                                       1999          1998          1997          1996         1995
                                                     --------      --------      --------      --------     --------
PER SHARE DATA:
Net Asset Value, Beginning of Year................    $7.19         $6.97         $6.74         $6.63        $6.38
                                                      -----         -----         -----         -----        -----
Income from Investment Operations:
Net investment income.............................     0.25          0.27          0.28          0.28         0.28
Net realized and unrealized gain (loss)
   on investments.................................    (0.56)         0.25          0.23          0.12         0.31
                                                      -----         -----         -----         -----        -----
Total from Investment Operations..................    (0.31)         0.52          0.51          0.40         0.59
                                                      -----         -----         -----         -----        -----
Less Distributions:
Dividends from net investment income..............    (0.25)        (0.27)        (0.28)        (0.28)       (0.28)
Distributions from net realized capital gain......    (0.23)        (0.03)           --         (0.01)       (0.06)
                                                      -----         -----         -----         -----        -----
Total Distributions...............................    (0.48)        (0.30)        (0.28)        (0.29)       (0.34)
                                                      -----         -----         -----         -----        -----
Net Asset Value, End of Year......................    $6.40         $7.19         $6.97         $6.74        $6.63
                                                      =====         =====         =====         =====        =====
TOTAL RETURN:.....................................    (4.58)%        7.71%         7.75%         6.20%        9.61%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)............     $4,286       $2,302        $1,677        $1,645         $863
Ratio of expenses to average net assets...........      1.72%        1.68%         1.72%         1.69%        1.88%
Ratio of net income to average net assets.........      3.66%        3.84%         4.09%         4.21%        4.36%
Portfolio turnover rate...........................     20.24%       30.82%        12.16%        12.84%       11.24%

------------
See footnotes on page 25.

FINANCIAL HIGHLIGHTS

FLORIDA SERIES


                                                                                CLASS A                            CLASS C
                                                     -------------------------------------------------------    --------------
                                                                        YEAR ENDED SEPTEMBER 30,                    5/27/99*
                                                     -------------------------------------------------------          to
                                                       1999        1998        1997        1996       1995          9/30/99
                                                     --------    -------     -------     -------    --------    --------------
PER SHARE DATA:
Net Asset Value, Beginning of Period..............    $8.07       $7.80       $7.67       $7.71      $7.34         $7.83
                                                      -----       -----       -----       -----      -----         -----
Income from Investment Operations:
Net investment income.............................     0.34        0.35        0.36        0.38       0.40          0.10
Net realized and unrealized gain (loss)
   on investments.................................    (0.61)       0.34        0.23        0.04       0.37         (0.40)
                                                      -----       -----       -----       -----      -----         -----
Total from Investment Operations..................    (0.27)       0.69        0.59        0.42       0.77         (0.30)
                                                      -----       -----       -----       -----      -----         -----
Less Distributions:
Dividends from net investment income..............    (0.34)      (0.35)      (0.36)      (0.38)     (0.40)        (0.10)
Distributions from net realized capital gain......    (0.05)      (0.07)      (0.10)      (0.08)        --            --
                                                      -----       -----       -----       -----      -----         -----
Total Distributions...............................    (0.39)      (0.42)      (0.46)      (0.46)     (0.40)        (0.10)
                                                      -----       -----       -----       -----      -----         -----
Net Asset Value, End of Period....................    $7.41       $8.07       $7.80       $7.67      $7.71         $7.43
                                                      =====       =====       =====       =====      =====         =====
TOTAL RETURN:                                         (3.42)%      9.16%       8.01%       5.54%     10.87%        (3.96)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)..........    $37,606    $42,464     $42,024     $45,200    $49,030           $254
Ratio of expenses to average net assets...........      1.03%      1.00%       1.04%       0.97%      0.72%          1.78%+
Ratio of net income to average net assets.........      4.38%      4.45%       4.70%       4.90%      5.38%          3.82%+
Portfolio turnover rate...........................     18.31%      6.73%      33.68%      18.53%     11.82%         18.31%++
Without management fee waiver:**
Net investment income per share...................                                         $0.38      $0.37
Ratio of expenses to average net assets...........                                         0.97%      1.03%
Ratio of net income to average net assets.........                                         4.90%      5.07%

                                                                                CLASS D
                                                     ---------------------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------------------------------------------
                                                       1999          1998          1997          1996         1995
                                                     --------      --------      --------      --------     --------
PER SHARE DATA:
Net Asset Value, Beginning of Year................    $8.08         $7.81         $7.68         $7.72        $7.34
                                                      -----         -----         -----         -----        -----
Income from Investment Operations:
Net investment income.............................     0.28          0.29          0.30          0.32         0.34
Net realized and unrealized gain (loss)
   on investments.................................    (0.60)         0.34          0.23          0.04         0.38
                                                      -----         -----         -----         -----        -----
Total from Investment Operations..................    (0.32)         0.63          0.53          0.36         0.72
                                                      -----         -----         -----         -----        -----
Less Distributions:
Dividends from net investment income..............    (0.28)        (0.29)        (0.30)        (0.32)       (0.34)
Distributions from net realized capital gain......    (0.05)        (0.07)        (0.10)        (0.08)          --
                                                      -----         -----         -----         -----        -----
Total Distributions...............................    (0.33)        (0.36)        (0.40)        (0.40)       (0.34)
                                                      -----         -----         -----         -----        -----
Net Asset Value, End of Year......................    $7.43         $8.08         $7.81         $7.68        $7.72
                                                      =====         =====         =====         =====        =====
TOTAL RETURN:                                         (4.01)%        8.32%         7.18%         4.74%       10.07%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)............     $1,843       $1,940        $1,678        $1,277         $603
Ratio of expenses to average net assets...........      1.78%        1.77%         1.81%         1.73%        1.66%
Ratio of net income to average net assets.........      3.63%        3.68%         3.93%         4.14%        4.53%
Portfolio turnover rate...........................     18.31%        6.73%        33.68%        18.53%       11.82%
Without management fee waiver:**
Net investment income per share...................                                               $0.32        $0.31
Ratio of expenses to average net assets...........                                               1.73%        1.97%
Ratio of net income to average net assets.........                                               4.14%        4.22%

----------------
See footnotes on page 25.

FINANCIAL HIGHLIGHTS

NORTH CAROLINA SERIES


                                                                                CLASS A                            CLASS C
                                                     -------------------------------------------------------    --------------
                                                                        YEAR ENDED SEPTEMBER 30,                    5/27/99*
                                                     -------------------------------------------------------          to
                                                       1999        1998        1997        1996       1995          9/30/99
                                                     --------    -------     -------     -------    --------    --------------
PER SHARE DATA:
Net Asset Value, Beginning of Period..............    $8.30       $8.05       $7.84       $7.74      $7.30         $7.97
                                                      -----       -----       -----       -----      -----         -----
Income from Investment Operations:
Net investment income.............................     0.35        0.36        0.37        0.37       0.39          0.10
Net realized and unrealized gain (loss)
   on investments.................................    (0.59)       0.31        0.24        0.11       0.45         (0.38)
                                                      -----       -----       -----       -----      -----         -----
Total from Investment Operations..................    (0.24)       0.67        0.61        0.48       0.84         (0.28)
                                                      -----       -----       -----       -----      -----         -----
Less Distributions:
Dividends from net investment income..............    (0.35)      (0.36)      (0.37)      (0.37)     (0.39)        (0.10)
Distributions from net realized capital gain......    (0.12)      (0.06)      (0.03)      (0.01)     (0.01)           --
                                                      -----       -----       -----       -----      -----         -----
Total Distributions...............................    (0.47)      (0.42)      (0.40)      (0.38)     (0.40)        (0.10)
                                                      -----       -----       -----       -----      -----         -----
Net Asset Value, End of Period....................    $7.59       $8.30       $8.05       $7.84      $7.74         $7.59
                                                      =====       =====       =====       =====      =====         =====
TOTAL RETURN:                                         (3.07)%      8.60%       8.01%       6.39%     11.92%        (3.62)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)..........    $27,224    $32,358     $32,684     $35,934    $37,446            $10
Ratio of expenses to average net assets...........      1.06%      1.05%       1.09%       1.05%      0.82%          1.80%+
Ratio of net income to average net assets.........      4.38%      4.41%       4.66%       4.75%      5.21%          3.77%+
Portfolio turnover rate...........................      1.52%     20.37%      13.04%      15.12%      4.38%          1.52%++
Without management fee waiver:**
Net investment income per share...................                                         $0.37      $0.36
Ratio of expenses to average net assets...........                                         1.06%      1.18%
Ratio of net income to average net assets.........                                         4.74%      4.85%



                                                                                CLASS D
                                                     ---------------------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------------------------------------------
                                                       1999          1998          1997          1996         1995
                                                     --------      --------      --------      --------     --------
PER SHARE DATA:
Net Asset Value, Beginning of Year................    $8.30         $8.05         $7.83         $7.74        $7.29
                                                      -----         -----         -----         -----        -----
Income from Investment Operations:
Net investment income.............................     0.29          0.30          0.31          0.31         0.33
Net realized and unrealized gain (loss)
   on investments.................................    (0.59)         0.31          0.25          0.10         0.46
                                                      -----         -----         -----         -----        -----
Total from Investment Operations..................    (0.30)         0.61          0.56          0.41         0.79
                                                      -----         -----         -----         -----        -----
Less Distributions:
Dividends from net investment income..............    (0.29)        (0.30)        (0.31)        (0.31)       (0.33)
Distributions from net realized capital gain......    (0.12)        (0.06)        (0.03)        (0.01)       (0.01)
                                                      -----         -----         -----         -----        -----
Total Distributions...............................    (0.41)        (0.36)        (0.34)        (0.32)       (0.34)
                                                      -----         -----         -----         -----        -----
Net Asset Value, End of Year......................    $7.59         $8.30         $8.05         $7.83        $7.74
                                                      =====         =====         =====         =====        =====
TOTAL RETURN:                                         (3.79)%        7.77%         7.33%         5.45%       11.19%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)............     $1,682       $1,456        $1,217        $1,232       $1,257
Ratio of expenses to average net assets...........      1.81%        1.82%         1.85%         1.81%        1.64%
Ratio of net income to average net assets.........      3.63%        3.64%         3.90%         3.99%        4.42%
Portfolio turnover rate...........................      1.52%       20.37%        13.04%        15.12%        4.38%
Without management fee waiver:**
Net investment income per share...................                                               $0.31        $0.31
Ratio of expenses to average net assets...........                                               1.82%        2.00%
Ratio of net income to average net assets.........                                               3.98%        4.06%

--------------------
  *Commencement of offering of Class C shares.
 **During the periods stated, the Manager, at its discretion, waived a portion of its fees for the Florida and North Carolina Series.
  +Annualized.
 ++For the year ended September 30, 1999.
See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

The Trustees and Shareholders,
Seligman Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Series Trust (comprising, respectively, the California High-Yield, California Quality, Florida, and North Carolina Series), as of September 30, 1999, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999 by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust as of September 30, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

s/s DELOITTE & TOUCHE LLP
-------------------------
DELOITTE & TOUCHE LLP
New York, New York
November 5, 1999

TRUSTEES

John R. Galvin 2, 4
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center
Director, Conoco Inc.

John E. Merow 2, 4
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc
Director, New York Presbyterian Hospital

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation

William C. Morris 1
Chairman
Chairman of the Board,
    J. & W.  Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch,
   Law Firm

James Q. Riordan 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

Richard R. Schmaltz 1

Managing Director, Director of Investments,
   J. & W. Seligman & Co. Incorporated
Trustee Emeritus, Colby College

Robert L. Shafer 3, 4
Retired Vice President, Pfizer, Inc.

James N. Whitson 2, 4
Director and Consultant, Sammons Enterprises, Inc.
Director, CommScope, Inc.
Director, C-SPAN

Brian T. Zino 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company
Member of the Board of Governors,
   Investment Company Institute

Trustee Emeritus
Fred E. Brown
Director and Consultant,
   J. & W.  Seligman & Co. Incorporated

----------------
Member:    1 Executive Committee
           2 Audit Committee
           3 Trustee Nominating Committee
           4 Board Operations Committee

EXECUTIVE OFFICERS

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

FOR MORE INFORMATION

Manager
J. & W. Seligman & Co.
   Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450     Shareholder
                   Services
(212) 682-7600     Outside the
                   United States
(800) 622-4597     24-Hour
                   Automated
                   Telephone
                   Access Service

GLOSSARY OF FINANCIAL TERMS

Capital Gain Distribution -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio.

Capital Appreciation/Depreciation -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compound ed, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

Contingent Deferred Sales Charge (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

Dividend -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

Dividend Yield -- A measurement of a fund's dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

Investment Objective -- The shared investment goal of a fund and its shareholders.

Management Fee -- The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Portfolio Turnover -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

Prospectus -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund's financial highlights.

SEC Yield -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information -- A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Yield on Securities -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

-------------
Adapted from the Investment Company Institute's 1999 Mutual Fund Fact Book.

 This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of
  Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                           SELIGMAN ADVISORS, INC.
                               an affiliate of

                                   LOGO Omitted
                             J.& W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864
                     100 Park Avenue, New York, NY 10017

TEB2 9/99                                             Printed on Recycled Paper

                            SELIGMAN
                      --------------
                           MUNICIPAL
                        SERIES TRUST

                                ANNUAL REPORT
                              SEPTEMBER 30, 1999

                               Providing Income
                             Exempt From Regular
                                  Income Tax
                                  LOGO Omitted
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

                                                                File No. 2-92569
                                                                        811-4250

PART C. OTHER INFORMATION

Item 23.  Exhibits

          All Exhibits have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*) which are filed herewith.


(a) Instruments of Establishment and Designation dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on May 28, 1999.)


(a)(1) Form of Amended and Restated Declaration of Trust of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(b) Amended and Restated By-Laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on January 29 1997.)

(c) Copy of Specimen of Stock Certificates for Class D Shares of each Series. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on January 29, 1994.)

(d) Management Agreement between the Registrant on behalf of the California High-Yield Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(d)(1) Management Agreement between the Registrant on behalf of the California Quality Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(d)(2) Management Agreement between the Registrant on behalf of the Florida Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(d)(3) Management Agreement between the Registrant on behalf of the North Carolina Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(e) Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Registrant's Post-Effective Amendment No. 57 to its Registration Statement for Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2) Form of Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(e)(3) Form of Amended Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman Municipal Series Trust. (Incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed on January 29, 1999.)

(g) Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(h)       Not applicable.


(i) Opinion and Consent of Counsel with respect to Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on May 28, 1999.)


(i)(1) Opinions and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(j)       *Consent of Independent Auditors.

(j)(1)    *Opinion and Consent of California Counsel.

(j)(2)    *Consent of North Carolina Counsel.

(k)       Not Applicable.


(l) Form of Purchase Agreement for Initial Capital for Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on May 28, 1999.)


(l)(1) Form of Purchase Agreement for Initial Capital for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(m) Amended Administration, Shareholder Services and Distribution Plan for each Series. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on May 28, 1999.)



(n) Plan of Multiple Classes of Shares (three Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on May 28, 1999.)



(p)       *Code of Ethics.


(Other Exhibits) Powers of Attorney. (Incorporated by reference to Registrant's
          Post-Effective Amendment No. 26 filed on January 27, 1998.)

Item 24.  Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Reference is made to the provisions of Article VII of Registrant's Amended and Restated Declaration of Trust filed as
          Exhibit 24(b)(1) and Article VII of Registrant's Amended and Restated By-Laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 25 to the Registration Statement.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation (Seligman), is the Registrant's investment manager. Seligman also serves as investment manager to nineteen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund
          Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman New Technologies Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc., Seligman Time Horizon/Harvester Series, Inc. and Tri-Continental Corporation.

          Seligman has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Seligman, pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15798) on March 31, 1999.


Item 27.  Principal Underwriters.

          (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser are:


          Seligman Capital Fund, Inc.
          Seligman Cash Management Fund, Inc.
          Seligman Common Stock Fund, Inc.
          Seligman Communications and Information Fund, Inc.
          Seligman Frontier Fund, Inc.
          Seligman Growth Fund, Inc.
          Seligman Global Fund Series, Inc.
          Seligman High Income Fund Series
          Seligman Income Fund, Inc.
          Seligman Municipal Fund Series, Inc.
          Seligman New Jersey Municipal Fund, Inc.
          Seligman Pennsylvania Municipal Fund Series
          Seligman Portfolios, Inc.
          Seligman Time Horizon/Harvester Series, Inc.
          Seligman Value Fund Series, Inc.

     (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:


                                                  Seligman Advisors, Inc.
                                                  -----------------------
                                                  As of December 31, 1999
                                                  -----------------------
            (1)                                           (2)                                 (3)
    Name and Principal                            Positions and Offices              Positions and Offices
    Business Address                              with Underwriter                   with Registrant
    ----------------                              ----------------                   ---------------
    William C. Morris*                            Director                           Chairman of the Board and
                                                                                     Chief Executive Officer
    Brian T. Zino*                                Director                           President and Director
    Ronald T. Schroeder*                          Director                           None
    Fred E. Brown*                                Director                           Director Emeritus
    William H. Hazen*                             Director                           None
    Thomas G. Moles*                              Director                           None
    David F. Stein*                               Director                           None
    Stephen J. Hodgdon*                           President and Director             None
    Charles W. Kadlec*                            Chief Investment Strategist        None
    Lawrence P. Vogel*                            Senior Vice President, Finance     Vice President
    Edward F. Lynch*                              Senior Vice President, National    None
                                                  Sales Director
    James R. Besher                               Senior Vice President, Division    None
    14000 Margaux Lane                            Sales Director
    Town & Country, MO  63017
    Gerald I. Cetrulo, III                        Senior Vice President, Sales       None
    140 West Parkway
    Pompton Plains, NJ  07444
    Matthew A. Digan*                             Senior Vice President, Domestic    None
                                                  Funds
    Jonathan G. Evans                             Senior Vice President, Sales       None
    222 Fairmont Way
    Ft. Lauderdale, FL  33326
    T. Wayne Knowles                              Senior Vice President, Division    None
    104 Morninghills Court                        Sales Director
    Cary, NC  27511
    Joseph Lam                                    Senior Vice President, Regional    None
    Seligman International Inc.                   Director, Asia
    Suite 1133, Central Building
    One Pedder Street
    Central Hong Kong
    Bradley W. Larson                             Senior Vice President, Sales       None
    367 Bryan Drive
    Alamo, CA  94526
    Michelle L. McCann-Rappa*                     Senior Vice President, Retirement  None
                                                  Plans
    Scott H. Novak*                               Senior Vice President, Insurance   None
    Jeff Rold                                     Senior Vice President, Product     None
    181 East 73rd Street, Apt 20B                 Business Management
    New York, New York  10021


                                       Seligman Advisors, Inc.
                                       -----------------------
                                       As of December 31, 1999
                                       -----------------------
            (1)                                (2)                                            (3)
    Name and Principal                 Positions and Offices                         Positions and Offices
    Business Address                   with Underwriter                              with Registrant
    ----------------                   ----------------                              ---------------
    Richard M. Potocki                 Senior Vice President, Regional               None
    Seligman International UK Limited  Director, Europe and the Middle East
    Berkeley Square House 2nd Floor
    Berkeley Square
    London, United Kingdom W1X 6EA
    Bruce M. Tuckey                    Senior Vice President, Sales                  None
    41644 Chathman Drive
    Novi, MI  48375
    Andrew S. Veasey                   Senior Vice President, Sales                  None
    14 Woodside Drive
    Rumson, NJ  07760
    Charles L. von Breitenbach, II*    Senior Vice President, Managed                None
                                       Money
    J. Brereton Young*                 Senior Vice President, Director               None
                                       of Sales Development
    Jeffrey S. Dean*                   Vice President, Business Analysis             None
    Mason S. Flinn                     Vice President, Regional Retirement           None
    2130 Fillmore Street               Plans Manager
    BMB 280
    San Francisco, CA  94115-2224
    Marsha E. Jacoby*                  Vice President, Offshore Business             None
                                       Manager
    Jody Knapp                         Vice President, Regional Retirement           None
    17011 East Monterey Drive          Plans Manager
    Fountain Hills, AZ  85268
    David W. Mountford                 Vice President, Regional Retirement           None
    7131 NW 46th Street                Plans Manager
    Lauderhill, FL  33319
    Ronald W. Pond*                    Vice President, Portfolio Advisor             None
    Jeffery C. Pleet*                  Vice President, Regional Retirement           None
                                       Plans Manager
    Tracy A. Salomon*                  Vice President, Retirement Marketing          None
    Helen Simon*                       Vice President, Sales Administration          None
    Gary A. Terpening*                 Vice President, Director of Business          None
                                       Development
    Charles E. Wenzel                  Vice President, Regional Retirement           None
    117 Carpetners Row                 Plans Manager
    Mount Chanin, DE  19710
    Daniel Chambers                    Regional Vice President                       None
    4618 Lorraine Avenue
    Dallas, TX  75209


                                       Seligman Advisors, Inc.
                                       -----------------------
                                       As of December 31, 1999
                                       -----------------------
            (1)                                (2)                                            (3)
    Name and Principal                 Positions and Offices                         Positions and Offices
    Business Address                   with Underwriter                              with Registrant
    ----------------                   ----------------                              ---------------
    Richard B. Callaghan               Regional Vice President                       None
    7821 Dakota Lane
    Orland Park, IL  60462
    Kevin Casey                        Regional Vice President                       None
    19 Bayview Avenue
    Babylon, NY  11702
    Bradford C. Davis                  Regional Vice President                       None
    241 110th Avenue SE
    Bellevue, WA  98004
    Cathy Des Jardins                  Regional Vice President                       None
    PMB 152
    1705 14th Street
    Boulder, CO  80302
    Kenneth Dougherty                  Regional Vice President                       None
    8640 Finlarig Drive
    Dublin, OH  43017
    Kelli A. Wirth Dumser              Regional Vice President                       None
    7121 Jardiniere Court
    Charlotte, NC  28226
    Edward S. Finocchiaro              Regional Vice President                       None
    120 Screenhouse Lane
    Duxbury, MA  02332
    Michael C. Forgea                  Regional Vice President                       None
    32 W. Anapamu Street # 186
    Santa Barbara, CA  93101
    Carla A. Goehring                  Regional Vice President                       None
    11426 Long Pine
    Houston, TX  77077
    Michael K. Lewallen                Regional Vice President                       None
    908 Tulip Poplar Lane
    Birmingham, AL  35244
    Judith L. Lyon                     Regional Vice President                       None
    7105 Harbour Landing
    Alpharetta, GA  30005
    Leslie A. Mudd                     Regional Vice President                       None
    5243 East Calle Redonda
    Phoenix, AZ  85018
    Tim O'Connell                      Regional Vice President                       None
    11908 Acacia Glen Court
    San Diego, CA  92128
    George M. Palmer, Jr.              Regional Vice President                       None
    1805 Richardson Place
    Tampa, FL  33606
    Thomas Parnell                     Regional Vice President                       None
    1575 Edgecomb Road
    St. Paul, MN  55116


                                       Seligman Advisors, Inc.
                                       -----------------------
                                       As of December 31, 1999
                                       -----------------------
            (1)                                (2)                                            (3)
    Name and Principal                 Positions and Offices                         Positions and Offices
    Business Address                   with Underwriter                              with Registrant
    ----------------                   ----------------                              ---------------
    Craig Prichard                     Regional Vice President                       None
    9207 Cross Oaks Court
    Fairfax Station, VA  22039
    Nicholas Roberts                   Regional Vice President                       None
    200 Broad Street, Apt. 2225
    Stamford, CT  06901
    Diane H. Snowden                   Regional Vice President                       None
    11 Thackery Lane
    Cherry Hill, NJ  08003
    James Taylor                       Regional Vice President                       None
    290 Bellington Lane
    Creve Coeur, MO  63141
    Steve Wilson                       Regional Vice President                       None
    83 Kaydeross Park Road
    Saratoga Springs, NY  12866
    Frank J. Nasta*                    Secretary                                     Secretary
    Aurelia Lacsamana*                 Treasurer                                     None
    Gail S. Cushing*                   Assistant Vice President, National            None
                                       Accounts Manager
    Sandra G. Floris*                  Assistant Vice President, Order Desk          None
    Keith Landry*                      Assistant Vice President, Order Desk          None
    Albert A. Pisano*                  Assistant Vice President and                  None
                                       Compliance Officer
    Joyce Peress*                      Assistant Secretary                           Assistant Secretary


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

                                   Custodian:  Investors Fiduciary Trust Company
                                               801 Pennsylvania
                                               Kansas City, Missouri  64105
                                               and
                                               Seligman Municipal Series Trust
                                               100 Park Avenue
                                               New York, New York 10017

Item 29.  Management Services. Not Applicable.

Item 30. Undertakings. The Registrant undertakes: (1) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended; and (2) to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 31 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 27th day of January, 2000.

                                     SELIGMAN MUNICIPAL SERIES TRUST

                                     By: /s/ William C. Morris
                                         ----------------------------------
                                             William C. Morris, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 has been signed below by the following persons in the capacities indicated on January 27, 2000.

      Signature                            Title
      ---------                            -----


/s/ William C. Morris                      Chairman of the Trustees (Principal
-----------------------------              Executive Officer) and Trustee
William C. Morris


/s/ Brian T. Zino                          President and Trustee
-----------------------------
Brian T. Zino


/s/ Thomas G. Rose                         Treasurer  (Principal Financial
-----------------------------              and Accounting Officer)
Thomas G. Rose


John R. Galvin, Trustee            )
Alice S. Ilchman, Trustee          )
Frank A. McPherson, Trustee        )
John E. Merow, Trustee             )       /s/ Brian T. Zino
Betsy S. Michel, Trustee           )       --------------------------------
James C. Pitney, Trustee           )       Brian T. Zino, Attorney-in-Fact
James Q. Riordan, Trustee          )
Richard R. Schmaltz, Trustee       )
Robert L. Shafer, Trustee          )
James N. Whitson, Trustee          )

                         SELIGMAN MUNICIPAL SERIES TRUST
                     Post-Effective Amendment No. 31 to the
                       Registration Statement on Form N-1A

                                  EXHIBIT INDEX

Form N1-A Item No.                     Description
------------------                     -----------

Item 23(j)                             Consent of Independent Auditors

Item 23(j)(1)                          Consent of California Counsel

Item 23(j)(2)                          Consent of North Carolina Counsel

Item 23(p)                             Code of Ethics